Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.3%)
Brazil (3.8%)
	Vale SA	50,884,423	554,442
	Petroleo Brasileiro SA	48,633,347	349,091
	WEG SA	19,493,700	174,598
	B3 SA - Brasil Bolsa Balcao	72,985,785	140,006
	Centrais Eletricas Brasileiras SA	17,680,682	123,693
	Ambev SA	57,211,396	117,131
*	JBS SA	17,750,845	105,824
	Banco do Brasil SA	22,127,162	103,865
	Banco BTG Pactual SA	16,702,961	96,299
	Suzano SA	9,063,691	86,308
	Localiza Rent a Car SA	11,033,045	85,496
	PRIO SA	8,841,902	75,114
	Itau Unibanco Holding SA ADR	12,000,620	72,244
	Raia Drogasil SA	14,592,134	71,204
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,480,235	69,895
	Equatorial Energia SA	11,554,672	66,679
	Rumo SA	16,358,825	64,063
*	Embraer SA	8,228,875	63,737
	Vibra Energia SA	14,622,237	59,873
	BB Seguridade Participacoes SA	8,701,919	54,109
[1]	Rede D'Or Sao Luiz SA	10,134,105	49,433
	Telefonica Brasil SA	5,692,228	48,819
	Klabin SA	11,635,411	45,442
*,1	Hapvida Participacoes e Investimentos SA	62,307,922	44,835
	Ultrapar Participacoes SA	10,871,709	42,690
	Banco Bradesco SA	19,797,825	39,308
	Petroleo Brasileiro SA ADR	2,924,752	38,490
	Cosan SA	15,626,061	36,937
	Natura & Co. Holding SA	12,629,084	33,336
*	BRF SA	8,594,341	32,000
	CCR SA	14,604,381	31,966
	XP MALLS FDO INV IMOB FII	1,610,295	31,769
	Lojas Renner SA	12,436,509	29,156
	TOTVS SA	5,860,310	28,752
	Energisa SA	3,696,504	28,710
	TIM SA	9,284,095	28,708
	Kinea Renda Imobiliaria FII	1,021,313	27,934
*	Sendas Distribuidora SA	16,048,899	27,864
*	Hypera SA	5,260,545	26,786
	Santos Brasil Participacoes SA	9,339,024	21,646
	Allos SA	5,518,986	21,310
	Itau Unibanco Holding SA	4,044,712	20,824
	3R Petroleum Oleo E Gas SA	3,920,307	18,755
[2]	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	1,166,239	18,228
[1]	GPS Participacoes e Empreendimentos SA	5,664,701	17,426
	Engie Brasil Energia SA	2,205,116	17,244
	Transmissora Alianca de Energia Eletrica SA	2,766,925	16,530
*	Eneva SA	7,302,693	16,307
[2]	Banco Santander Brasil SA ADR	3,101,965	15,727
	Caixa Seguridade Participacoes SA	6,092,300	15,532
	Cia De Sanena Do Parana	3,214,930	15,529
[2]	Cia Paranaense de Energia - Copel ADR	2,154,491	15,275
	Cia Paranaense de Energia - Copel	9,531,419	15,133
	Kinea Indice de Precos FII	893,239	15,063
	Banco Bradesco SA ADR	6,336,162	14,066
	Cielo SA	13,455,086	13,726
	CPFL Energia SA	2,362,847	13,568
	Iguatemi SA	3,627,600	13,520
*	Multiplan Empreendimentos Imobiliarios SA	3,131,557	13,266
	Porto Seguro SA	2,410,136	13,039
	Tres Tentos Agroindustrial SA	6,498,171	12,270
	Cia Siderurgica Nacional SA	5,818,182	12,200

		Shares	Market Value ($000)
*	Atacadao SA	7,042,575	11,530
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	398,412	11,298
*	Embraer SA ADR	353,667	10,985
	Sao Martinho SA	2,063,787	10,603
	Kinea Rendimentos Imobiliarios FII	564,130	10,551
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,931,551	10,102
	Cia de Saneamento de Minas Gerais Copasa MG	2,586,170	10,045
	Fleury SA	3,664,170	9,821
	Petroreconcavo SA	2,586,996	9,449
	Auren Energia SA	4,493,486	9,438
	Banco Santander Brasil SA	1,844,577	9,343
	Neoenergia SA	2,903,059	9,300
*	Marfrig Global Foods SA	4,632,622	9,263
	FII BTLG	510,391	9,081
	SLC Agricola SA	2,689,666	8,541
	Cia Energetica de Minas Gerais ADR	4,339,107	8,244
	M Dias Branco SA	1,665,845	7,934
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,065,650	7,729
	Direcional Engenharia SA	1,571,354	7,723
	Vinci Shopping Centers FII	379,262	7,570
	Alupar Investimento SA	1,382,890	7,530
	YDUQS Participacoes SA	3,886,950	7,518
	Arezzo Industria e Comercio SA	863,767	7,429
	Odontoprev SA	3,585,574	7,176
	XP Log FII	381,691	7,012
	AES Brasil Energia SA	3,409,500	6,806
*	Serena Energia SA	4,419,547	6,751
*	Cogna Educacao SA	24,835,300	6,674
	CSN Mineracao SA	7,209,614	6,526
*	Grupo Mateus SA	5,441,108	6,436
	FII Iridium	490,561	6,240
	Wilson Sons SA	2,182,634	6,074
*	MRV Engenharia e Participacoes SA	5,081,313	6,046
*	Grupo De Moda Soma SA	5,673,590	5,958
	Dexco SA	4,587,118	5,928
	Smartfit Escola de Ginastica e Danca SA	1,573,300	5,897
*	IRB-Brasil Resseguros SA	1,116,777	5,787
	Capitania Securities II FII	3,928,358	5,723
	Hedge Brasil Shopping FII	142,526	5,413
	Vivara Participacoes SA	1,270,700	5,403
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	231,500	5,220
*	Log-in Logistica Intermodal SA	769,300	5,090
	Grendene SA	4,621,397	4,804
[2]	Cia Siderurgica Nacional SA ADR	2,272,001	4,771
	Fii UBS Br Receb Imob	315,186	4,753
	Mills Locacao Servicos e Logistica SA	2,374,459	4,664
*	SIMPAR SA	4,098,800	4,587
*	Ambipar Participacoes e Empreendimentos SA Class B	502,848	4,494
	Cury Construtora e Incorporadora SA	1,102,800	4,328
	Fras-Le SA	1,274,372	4,294
	Tupy SA	958,992	4,188
	Minerva SA	3,611,757	4,016
	Iochpe Maxion SA	1,789,849	3,952
	Maxi Renda FII (BVMF)	2,154,649	3,882
	Mahle Metal Leve SA	647,073	3,861
	EcoRodovias Infraestrutura e Logistica SA	3,042,171	3,813
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	997,000	3,710
*	Oncoclinicas do Brasil Servicos Medicos SA	3,221,655	3,577
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	767,886	3,577
*	Magazine Luiza SA	1,794,761	3,513
	Vulcabras SA	1,282,435	3,510
	Grupo SBF SA	1,292,568	3,455
*	Hidrovias do Brasil SA	5,523,700	3,438
	TIM SA ADR	220,513	3,387
*,1	LWSA SA	4,218,744	3,282
	JHSF Participacoes SA	4,277,300	3,085
	Pet Center Comercio e Participacoes SA	4,653,795	2,880
*,2	Sendas Distribuidora SA ADR	321,137	2,791
*	Anima Holding SA	4,283,775	2,727
	Gerdau SA ADR	834,086	2,702

		Shares	Market Value ($000)
*	Cia Brasileira de Aluminio	2,626,601	2,466
	Ez Tec Empreendimentos e Participacoes SA	1,041,178	2,428
[2]	Cia Paranaense de Energia - Copel ADR (XNYS)	379,139	2,400
	LOG Commercial Properties e Participacoes SA	620,218	2,384
[2]	Centrais Eletricas Brasileiras SA ADR	328,208	2,301
	Camil Alimentos SA	1,402,600	2,187
*	Movida Participacoes SA	1,886,350	2,178
*	Cia Brasileira de Distribuicao	4,286,691	2,008
	Cia Energetica de Minas Gerais	860,340	1,915
*,2	Braskem SA Class A ADR	307,642	1,914
*	Zamp SA	3,092,911	1,815
*	Diagnosticos da America SA	3,728,865	1,813
*	CVC Brasil Operadora e Agencia de Viagens SA	5,193,462	1,671
	Lojas Quero-Quero SA	2,323,329	1,606
	Usinas Siderurgicas de Minas Gerais SA Usiminas	1,472,000	1,572
	Armac Locacao Logistica E Servicos SA	984,150	1,526
*	Maxi Renda FII	816,787	1,472
	Centrais Eletricas Brasileiras SA ADR (XNYS)	191,585	1,460
	Bradespar SA	434,936	1,362
	FII Hectare Ce	252,262	1,338
	Fundo De Investimento Imobiliario Tg Ativo Real	55,141	1,173
	Empreendimentos Pague Menos SA	2,196,015	990
*	Orizon Valorizacao de Residuos SA	113,159	855
	Blau Farmaceutica SA	435,100	797
*	Grupo Casas Bahia SA	948,023	749
	Hospital Mater Dei SA	843,426	698
	CM Hospitalar SA	1,482,650	598
*	Cia Brasileira de Distribuicao ADR	354,344	145
			4,049,839
Chile (0.5%)
	Banco de Chile	572,967,888	68,260
	Empresas Copec SA	6,383,044	44,457
	Banco de Credito e Inversiones SA	1,223,780	35,785
*	Falabella SA	10,378,074	34,378
	Latam Airlines Group SA	2,642,737,812	32,716
	Cencosud SA	17,250,034	31,886
	Banco Santander Chile	595,475,933	29,651
	Empresas CMPC SA	15,755,192	27,366
	Enel Americas SA	253,179,878	23,695
	Enel Chile SA	316,852,920	18,099
	Cia Sud Americana de Vapores SA	231,607,847	15,917
	Parque Arauco SA	8,834,517	14,070
	Colbun SA	95,665,442	12,442
	Quinenco SA	3,503,688	12,209
	Banco Itau Chile SA	995,355	11,108
	Banco Santander Chile ADR	541,175	10,867
	Aguas Andinas SA Class A	34,572,672	10,274
	Cencosud Shopping SA	6,341,546	9,904
	Cia Cervecerias Unidas SA	1,703,382	9,406
	Plaza SA	4,641,082	7,194
*	Engie Energia Chile SA	6,987,554	6,350
	SMU SA	38,038,270	6,300
[2]	Sociedad Quimica y Minera de Chile SA ADR	152,977	5,822
*	CAP SA	1,015,255	5,724
	Empresa Nacional de Telecomunicaciones SA	1,887,709	5,308
	Inversiones Aguas Metropolitanas SA	6,741,307	4,925
*	Ripley Corp. SA	14,504,765	4,173
	Vina Concha y Toro SA	3,167,079	3,971
	Inversiones La Construccion SA	449,396	3,520
	Sociedad de Inversiones Oro Blanco SA	673,291,835	3,403
	SONDA SA	7,171,699	3,031
	Enel Chile SA ADR	235,144	663
			512,874
China (25.9%)
	Tencent Holdings Ltd.	81,773,844	3,773,573
	Alibaba Group Holding Ltd.	221,432,360	2,178,944
*	PDD Holdings Inc. ADR	9,209,728	1,187,042
*,1	Meituan Class B	69,606,786	963,822
	China Construction Bank Corp. Class H	1,216,598,103	849,533

		Shares	Market Value ($000)
	Industrial & Commercial Bank of China Ltd. Class H	1,026,066,614	568,422
	Bank of China Ltd. Class H	1,089,748,735	485,253
	NetEase Inc.	23,445,111	432,412
*,1	Xiaomi Corp. Class B	190,644,600	409,472
	JD.com Inc. Class A	30,988,693	408,605
	BYD Co. Ltd. Class H	12,801,316	378,980
	Ping An Insurance Group Co. of China Ltd. Class H	81,181,813	352,542
*	Baidu Inc. Class A	28,934,715	320,817
*	Trip.com Group Ltd.	6,875,853	293,542
	PetroChina Co. Ltd. Class H	270,096,227	234,545
	Kweichow Moutai Co. Ltd. Class A	1,102,991	216,846
	China Merchants Bank Co. Ltd. Class H	51,023,295	211,483
	China Petroleum & Chemical Corp. Class H	326,950,822	209,537
*,1	Kuaishou Technology	36,674,600	205,403
	China Shenhua Energy Co. Ltd. Class H	44,551,860	185,252
	Agricultural Bank of China Ltd. Class H	393,444,343	176,063
	Zijin Mining Group Co. Ltd. Class H	75,447,097	153,034
	ANTA Sports Products Ltd.	16,302,605	145,922
*	Li Auto Inc. Class A	14,023,223	137,178
	China Life Insurance Co. Ltd. Class H	96,456,734	133,820
	Yum China Holdings Inc.	4,373,050	132,018
*	New Oriental Education & Technology Group Inc.	19,788,350	128,083
	Tencent Music Entertainment Group ADR	8,105,669	114,938
	PICC Property & Casualty Co. Ltd. Class H	87,526,207	114,775
	KE Holdings Inc. ADR	8,166,688	113,109
	China Resources Land Ltd.	35,752,825	106,868
*	BeiGene Ltd.	8,152,700	103,725
	Contemporary Amperex Technology Co. Ltd. Class A	3,863,855	99,550
	Haier Smart Home Co. Ltd. Class H	30,099,855	98,409
*,1	Innovent Biologics Inc.	19,040,320	94,256
	China Pacific Insurance Group Co. Ltd. Class H	34,960,392	92,925
	China Yangtze Power Co. Ltd. Class A	21,414,698	88,494
[1]	Nongfu Spring Co. Ltd. Class H	22,672,200	88,074
	Shenzhou International Group Holdings Ltd.	9,824,641	83,170
	CSPC Pharmaceutical Group Ltd.	108,336,529	80,586
	China Overseas Land & Investment Ltd.	49,803,341	80,514
*,2	NIO Inc. Class A	17,402,648	77,560
	H World Group Ltd.	25,315,030	76,136
	CITIC Ltd.	82,342,026	75,917
	China Merchants Bank Co. Ltd. Class A	16,714,026	75,658
[1]	Postal Savings Bank of China Co. Ltd. Class H	139,424,010	74,555
[1]	China Tower Corp. Ltd. Class H	605,930,936	74,347
	Geely Automobile Holdings Ltd.	70,066,743	71,192
	China CITIC Bank Corp. Ltd. Class H	118,791,476	71,088
*,2	J&T Global Express Ltd.	88,920,200	69,971
	ENN Energy Holdings Ltd.	9,889,955	69,203
*	XPeng Inc. Class A	16,882,065	68,238
*,1	Wuxi Biologics Cayman Inc.	46,650,066	68,233
	Bank of Communications Co. Ltd. Class H	93,677,609	68,065
	China Resources Power Holdings Co. Ltd.	24,477,149	67,333
	Yangzijiang Shipbuilding Holdings Ltd.	32,964,098	66,464
	China Mengniu Dairy Co. Ltd.	39,719,920	66,463
	Full Truck Alliance Co. Ltd. ADR	8,685,314	66,008
	China Resources Beer Holdings Co. Ltd.	20,397,124	63,454
	Vipshop Holdings Ltd. ADR	4,453,188	60,741
[1]	CGN Power Co. Ltd. Class H	148,370,514	60,590
	COSCO SHIPPING Holdings Co. Ltd. Class H	42,367,105	60,505
	Wuliangye Yibin Co. Ltd. Class A	3,407,254	59,863
	Kanzhun Ltd. ADR	4,235,013	57,511
	Ping An Insurance Group Co. of China Ltd. Class A	9,641,900	56,810
*,2	Bilibili Inc.	3,684,661	56,066
	Industrial & Commercial Bank of China Ltd. Class A	67,644,076	54,761
	Li Ning Co. Ltd.	29,157,574	54,309
	BYD Co. Ltd. Class A	1,574,851	53,844
	Yankuang Energy Group Co. Ltd. Class H	40,681,944	53,103
*	TAL Education Group ADR	5,097,222	51,074
	Agricultural Bank of China Ltd. Class A	78,477,395	49,817
	Tsingtao Brewery Co. Ltd. Class H	7,587,786	48,475
*,1	Akeso Inc.	8,860,000	47,983
	Sunny Optical Technology Group Co. Ltd.	8,439,575	47,330

		Shares	Market Value ($000)
[1]	Pop Mart International Group Ltd.	8,867,600	47,047
	Kunlun Energy Co. Ltd.	47,442,541	45,990
	Sino Biopharmaceutical Ltd.	125,597,444	45,039
	Industrial Bank Co. Ltd. Class A	18,366,046	42,570
*,1	SenseTime Group Inc. Class B	273,979,000	42,423
	Great Wall Motor Co. Ltd. Class H	30,880,875	42,164
	Zijin Mining Group Co. Ltd. Class A	18,068,592	41,675
	CMOC Group Ltd. Class H	50,867,171	40,570
[1]	Longfor Group Holdings Ltd.	30,601,101	39,754
	China Resources Gas Group Ltd.	11,627,105	39,460
	BYD Electronic International Co. Ltd.	10,025,529	39,018
	Weichai Power Co. Ltd. Class H	24,355,294	38,979
	People's Insurance Co. Group of China Ltd. Class H	114,988,422	38,689
	China Longyuan Power Group Corp. Ltd. Class H	43,036,493	38,589
	Sinopharm Group Co. Ltd. Class H	16,229,425	38,067
	Anhui Conch Cement Co. Ltd. Class H	15,578,635	37,984
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,064,426	37,903
*	GCL Technology Holdings Ltd.	267,381,000	37,620
*,1	JD Health International Inc.	13,508,390	37,493
*	Foxconn Industrial Internet Co. Ltd. Class A	10,911,060	36,656
[2]	China Hongqiao Group Ltd.	29,364,000	36,576
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	6,903,600	36,082
	CITIC Securities Co. Ltd. Class H	23,799,938	35,793
	Bank of Communications Co. Ltd. Class A	35,008,739	35,647
	Zhaojin Mining Industry Co. Ltd. Class H	19,366,167	34,720
	China Gas Holdings Ltd.	38,083,293	34,634
	Luxshare Precision Industry Co. Ltd. Class A	6,365,616	33,809
	China Shenhua Energy Co. Ltd. Class A	6,049,752	33,278
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	5,563,745	32,485
	Huaneng Power International Inc. Class H	54,662,822	32,484
	China State Construction International Holdings Ltd.	23,026,728	32,191
	CRRC Corp. Ltd. Class H	51,897,000	32,158
*	Alibaba Health Information Technology Ltd.	75,906,112	32,107
[1]	Haidilao International Holding Ltd.	19,735,000	32,009
	China Minsheng Banking Corp. Ltd. Class H	89,246,094	31,630
	China Petroleum & Chemical Corp. Class A	34,375,201	30,854
	Shanghai Pudong Development Bank Co. Ltd. Class A	25,898,189	30,118
	Qifu Technology Inc. Class A ADR	1,480,244	30,064
*	Kingdee International Software Group Co. Ltd.	37,414,284	29,983
	Tingyi Cayman Islands Holding Corp.	24,590,000	29,982
	Kingsoft Corp. Ltd.	10,571,478	29,945
	Aluminum Corp. of China Ltd. Class H	53,193,237	29,777
	Wanhua Chemical Group Co. Ltd. Class A	2,760,279	29,627
*	Muyuan Foods Co. Ltd. Class A	4,814,747	29,134
	China State Construction Engineering Corp. Ltd. Class A	36,927,446	28,526
	Jiangxi Copper Co. Ltd. Class H	16,128,722	28,353
	Hengan International Group Co. Ltd.	9,037,026	28,230
	China Railway Group Ltd. Class H	57,878,604	28,225
	China Coal Energy Co. Ltd. Class H	27,748,653	28,112
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	7,596,579	28,035
*,1	Zhejiang Leapmotor Technology Co. Ltd.	8,715,800	27,837
	PetroChina Co. Ltd. Class A	22,414,369	27,779
	Shaanxi Coal Industry Co. Ltd. Class A	8,552,341	27,663
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,071,464	27,328
[1,2]	Smoore International Holdings Ltd.	23,264,000	27,163
[1]	Hansoh Pharmaceutical Group Co. Ltd.	12,407,000	27,139
	China Power International Development Ltd.	57,339,063	26,990
[1]	Giant Biogene Holding Co. Ltd.	5,110,000	26,489
	Xinyi Solar Holdings Ltd.	55,524,000	26,345
*,2	Genscript Biotech Corp.	16,486,320	26,266
	Tongcheng Travel Holdings Ltd.	14,872,800	25,894
	Bank of China Ltd. Class A	40,096,397	25,856
	China Galaxy Securities Co. Ltd. Class H	50,499,375	25,846
	Haitong Securities Co. Ltd. Class H	53,925,670	24,933
	Inner Mongolia Yitai Coal Co. Ltd. Class B	13,725,629	24,884
	Ping An Bank Co. Ltd. Class A	17,053,138	24,256
	China Merchants Port Holdings Co. Ltd.	16,268,671	23,922
*	Zai Lab Ltd.	12,607,820	23,869
	Luzhou Laojiao Co. Ltd. Class A	1,309,766	23,694
[1]	China Feihe Ltd.	52,203,000	23,642

		Shares	Market Value ($000)
	CITIC Securities Co. Ltd. Class A	8,597,600	23,551
	NARI Technology Co. Ltd. Class A	7,072,753	23,500
	Bosideng International Holdings Ltd.	46,523,764	23,255
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	19,162,261	22,987
[1]	China International Capital Corp. Ltd. Class H	20,514,340	22,865
	Sinotruk Hong Kong Ltd.	8,680,967	22,849
	CRRC Corp. Ltd. Class A	21,516,289	22,731
	Hygon Information Technology Co. Ltd. Class A	2,049,054	22,571
*,1	JD Logistics Inc.	21,882,346	22,506
	NAURA Technology Group Co. Ltd. Class A	473,631	22,485
	China National Nuclear Power Co. Ltd. Class A	14,715,707	22,472
	Dongyue Group Ltd.	25,790,339	22,470
	China Oilfield Services Ltd. Class H	25,424,880	22,397
*	China CSSC Holdings Ltd. Class A	3,918,181	22,240
	Anhui Gujing Distillery Co. Ltd. Class B	1,658,596	22,115
	ZTE Corp. Class H	9,763,039	21,870
	Haitian International Holdings Ltd.	7,517,180	21,809
	East Money Information Co. Ltd. Class A	13,911,874	21,445
[1]	China Resources Mixc Lifestyle Services Ltd.	7,619,400	21,359
	China Everbright Environment Group Ltd.	47,243,203	21,342
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,380,985	21,308
	China Pacific Insurance Group Co. Ltd. Class A	5,141,562	21,033
	SF Holding Co. Ltd. Class A	4,320,516	20,961
	Haier Smart Home Co. Ltd. Class A	5,382,707	20,330
	Beijing Enterprises Holdings Ltd.	6,114,767	20,289
	China Taiping Insurance Holdings Co. Ltd.	18,936,000	20,160
[1]	Hua Hong Semiconductor Ltd.	7,597,606	20,146
	Guangdong Investment Ltd.	38,020,021	19,938
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	25,083,542	19,861
[1]	Yadea Group Holdings Ltd.	14,670,000	19,771
	China National Building Material Co. Ltd. Class H	59,159,473	19,607
	Gree Electric Appliances Inc. of Zhuhai Class A	3,515,620	19,470
	Kingboard Holdings Ltd.	9,524,608	19,426
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,591,582	19,424
	RLX Technology Inc. ADR	10,797,774	19,328
*	iQIYI Inc. ADR	5,795,369	19,299
	China CITIC Bank Corp. Ltd. Class A	22,174,661	19,233
	Shandong Gold Mining Co. Ltd. Class A	4,604,418	18,838
	MINISO Group Holding Ltd.	4,503,912	18,828
	New China Life Insurance Co. Ltd. Class H	9,564,212	18,654
	Brilliance China Automotive Holdings Ltd.	37,658,000	18,430
*,1	3SBio Inc.	23,367,586	18,329
	Sungrow Power Supply Co. Ltd. Class A	1,906,128	18,194
*	China Ruyi Holdings Ltd.	67,682,709	18,093
	China Everbright Bank Co. Ltd. Class A	41,064,894	17,953
	Bank of Ningbo Co. Ltd. Class A	5,919,965	17,621
	Shanghai Baosight Software Co. Ltd. Class B	10,757,633	17,603
	Yum China Holdings Inc. (XHKG)	579,219	17,516
	Autohome Inc. ADR	700,200	17,463
	Guangzhou Automobile Group Co. Ltd. Class H	46,980,820	17,328
	China Tourism Group Duty Free Corp. Ltd. Class A	1,820,246	17,295
[1]	Huatai Securities Co. Ltd. Class H	15,514,608	17,165
	C&D International Investment Group Ltd.	10,135,966	16,989
	Sany Heavy Industry Co. Ltd. Class A	7,554,012	16,879
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,237,826	16,851
*,1	China Literature Ltd.	5,191,964	16,824
	Bank of Jiangsu Co. Ltd. Class A	15,779,597	16,793
*,1	ZhongAn Online P&C Insurance Co. Ltd. Class H	9,757,693	16,661
	China Conch Venture Holdings Ltd.	18,605,018	16,259
	Country Garden Services Holdings Co. Ltd.	26,923,827	16,200
[1]	Topsports International Holdings Ltd.	36,318,000	16,177
	China Communications Services Corp. Ltd. Class H	31,486,821	16,176
	Wens Foodstuffs Group Co. Ltd. Class A	5,848,342	16,144
[1]	WuXi AppTec Co. Ltd. Class H	3,941,919	16,125
	Far East Horizon Ltd.	23,523,130	16,060
	Chinasoft International Ltd.	32,857,155	16,011
	Jiangsu Expressway Co. Ltd. Class H	16,808,976	15,996
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	541,081	15,924
	Baoshan Iron & Steel Co. Ltd. Class A	16,842,278	15,843
*,2	China Vanke Co. Ltd. Class H	28,791,500	15,788

		Shares	Market Value ($000)
	Beijing Enterprises Water Group Ltd.	51,004,691	15,738
	China United Network Communications Ltd. Class A	24,119,044	15,695
	Zhongji Innolight Co. Ltd. Class A	858,792	15,636
	AviChina Industry & Technology Co. Ltd. Class H	31,853,476	15,582
	Chongqing Rural Commercial Bank Co. Ltd. Class H	29,982,539	15,524
	Guotai Junan Securities Co. Ltd. Class A	7,801,741	15,519
[2]	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	30,304,644	15,378
	SDIC Power Holdings Co. Ltd. Class A	6,537,303	15,369
	WuXi AppTec Co. Ltd. Class A	2,596,732	15,269
	Fuyao Glass Industry Group Co. Ltd. Class A	2,449,077	15,268
	Jiangsu Yanghe Distillery Co. Ltd. Class A	1,346,150	15,239
	China Three Gorges Renewables Group Co. Ltd. Class A	22,477,872	15,118
	Shenzhen Inovance Technology Co. Ltd. Class A	2,332,828	15,046
*	Will Semiconductor Co. Ltd. Shanghai Class A	1,053,720	15,032
	BOE Technology Group Co. Ltd. Class A	26,989,354	14,736
	Shenwan Hongyuan Group Co. Ltd. Class A	23,195,544	14,708
*	Seres Group Co. Ltd. Class A	1,331,728	14,705
[1]	China Resources Pharmaceutical Group Ltd.	21,457,126	14,672
*	SAIC Motor Corp. Ltd. Class A	7,146,178	14,515
	Shenzhen International Holdings Ltd.	18,009,478	14,430
	Huatai Securities Co. Ltd. Class A	7,768,191	14,292
	Fosun International Ltd.	27,031,625	14,082
	Bank of Beijing Co. Ltd. Class A	19,016,535	14,024
	Postal Savings Bank of China Co. Ltd. Class A	20,930,400	13,987
	ZTE Corp. Class A	3,669,053	13,972
	Daqin Railway Co. Ltd. Class A	14,301,580	13,793
	Zhejiang Expressway Co. Ltd. Class H	20,823,877	13,665
	LONGi Green Energy Technology Co. Ltd. Class A	6,798,162	13,661
	TravelSky Technology Ltd. Class H	12,091,867	13,632
*	Cambricon Technologies Corp. Ltd. Class A	371,327	13,579
	Yuexiu Property Co. Ltd.	21,203,431	13,552
*	China Traditional Chinese Medicine Holdings Co. Ltd.	31,548,802	13,331
	AECC Aviation Power Co. Ltd. Class A	2,395,847	13,180
	China Medical System Holdings Ltd.	15,873,584	13,164
	Weichai Power Co. Ltd. Class A	6,843,005	13,090
	China Minsheng Banking Corp. Ltd. Class A	26,580,862	13,065
	Hisense Home Appliances Group Co. Ltd. Class H	4,040,000	13,061
	Poly Developments & Holdings Group Co. Ltd. Class A	10,684,122	13,035
	Zhongsheng Group Holdings Ltd.	8,353,406	13,033
	Bank of Shanghai Co. Ltd. Class A	12,865,094	12,976
	Bank of Nanjing Co. Ltd. Class A	9,206,744	12,860
	Chongqing Changan Automobile Co. Ltd. Class A	6,345,402	12,821
*	Minth Group Ltd.	9,093,006	12,759
	China Railway Group Ltd. Class A	14,778,823	12,724
	Aier Eye Hospital Group Co. Ltd. Class A	8,263,918	12,658
	Uni-President China Holdings Ltd.	15,132,000	12,453
	GD Power Development Co. Ltd. Class A	16,163,231	12,439
*	GDS Holdings Ltd. Class A	8,883,544	12,379
	Huaxia Bank Co. Ltd. Class A	14,077,231	12,230
	Hello Group Inc. Class A ADR	1,810,865	12,223
	China Nonferrous Mining Corp. Ltd.	17,056,000	12,147
	Kingboard Laminates Holdings Ltd.	13,457,299	12,101
	Sinopec Engineering Group Co. Ltd. Class H	18,943,064	12,072
*,1,2	Hygeia Healthcare Holdings Co. Ltd.	4,479,284	12,069
	Beijing Kingsoft Office Software Inc. Class A	413,289	12,060
	Advanced Micro-Fabrication Equipment Inc. China Class A	552,170	12,033
*,2	Daqo New Energy Corp. ADR	684,555	12,000
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,199,109	11,956
	JOYY Inc. ADR	359,136	11,956
[1]	Shandong Gold Mining Co. Ltd. Class H	5,743,700	11,901
	China Everbright Bank Co. Ltd. Class H	39,174,956	11,828
[1]	Meitu Inc.	36,357,436	11,789
	Greentown China Holdings Ltd.	15,538,219	11,759
	Power Construction Corp. of China Ltd. Class A	15,437,210	11,752
	Anhui Conch Cement Co. Ltd. Class A	3,513,426	11,751
	Chongqing Changan Automobile Co. Ltd. Class B	23,783,221	11,747
	Sinotrans Ltd. Class H	25,207,836	11,702
	Fufeng Group Ltd.	19,565,495	11,558
	Iflytek Co. Ltd. Class A	2,071,809	11,425
	Atour Lifestyle Holdings Ltd. ADR	678,163	11,352

		Shares	Market Value ($000)
[1,2]	Ganfeng Lithium Group Co. Ltd. Class H	5,399,040	11,337
	Shenzhen Transsion Holdings Co. Ltd. Class A	1,011,520	11,330
	Lens Technology Co. Ltd. Class A	4,542,654	11,247
	GF Securities Co. Ltd. Class A	6,467,177	11,245
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	19,778,932	11,177
	Rongsheng Petrochemical Co. Ltd. Class A	8,857,948	11,122
*,2,3	Country Garden Holdings Co. Ltd.	178,865,995	11,104
[2]	JinkoSolar Holding Co. Ltd. ADR	534,620	11,099
	Sichuan Chuantou Energy Co. Ltd. Class A	4,278,250	11,083
	CSC Financial Co. Ltd. Class A	4,021,455	11,067
*,2	Canadian Solar Inc.	657,594	10,903
	Huadian Power International Corp. Ltd. Class H	21,043,909	10,837
[1]	China Railway Signal & Communication Corp. Ltd. Class H	26,087,798	10,820
*,1	Ping An Healthcare & Technology Co. Ltd.	7,373,795	10,748
	Shanghai International Airport Co. Ltd. Class A	2,239,588	10,714
*	Qinghai Salt Lake Industry Co. Ltd. Class A	4,924,267	10,597
*	China Energy Engineering Corp. Ltd. Class A	34,580,456	10,576
	China Merchants Securities Co. Ltd. Class A	5,133,938	10,573
	FinVolution Group ADR	1,885,381	10,520
	Orient Securities Co. Ltd. Class A	8,908,081	10,481
	Focus Media Information Technology Co. Ltd. Class A	13,038,248	10,457
*	Sunac China Holdings Ltd.	76,512,000	10,363
*,1,2	Keymed Biosciences Inc.	2,562,500	10,329
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	5,989,812	10,212
*	Air China Ltd. Class H	22,419,808	10,153
	Tongwei Co. Ltd. Class A	4,040,585	10,142
	China Overseas Property Holdings Ltd.	16,827,311	10,110
	Yunnan Baiyao Group Co. Ltd. Class A	1,444,805	10,101
*,1	China CITIC Financial Asset Management Co. Ltd. Class H	209,467,000	10,057
	Lao Feng Xiang Co. Ltd. Class B	2,766,545	9,942
*,1	Cloud Music Inc.	816,300	9,927
	Bank of Hangzhou Co. Ltd. Class A	5,267,879	9,816
[1]	Jinxin Fertility Group Ltd.	30,373,500	9,792
	Zhongjin Gold Corp. Ltd. Class A	4,374,383	9,781
	Grand Pharmaceutical Group Ltd.	16,995,210	9,690
*	China Southern Airlines Co. Ltd. Class H	26,343,638	9,677
	Yankuang Energy Group Co. Ltd. Class A	4,654,387	9,660
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	7,932,090	9,653
[2]	GF Securities Co. Ltd. Class H	11,170,800	9,603
	Aluminum Corp. of China Ltd. Class A	10,051,919	9,601
	Eve Energy Co. Ltd. Class A	1,789,492	9,517
	XCMG Construction Machinery Co. Ltd. Class A	10,455,015	9,488
	China Suntien Green Energy Corp. Ltd. Class H	22,120,823	9,482
	COSCO SHIPPING Holdings Co. Ltd. Class A	5,198,438	9,469
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	1,309,300	9,251
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,873,785	9,172
[1]	CSC Financial Co. Ltd. Class H	12,947,000	9,157
	Guangdong Haid Group Co. Ltd. Class A	1,498,926	9,113
	COSCO SHIPPING Ports Ltd.	15,279,359	9,083
	SSY Group Ltd.	18,211,775	9,081
	CMOC Group Ltd. Class A	8,748,187	9,075
	Xtep International Holdings Ltd.	15,074,291	9,066
*	Alibaba Pictures Group Ltd.	179,389,250	9,064
	Tianli International Holdings Ltd.	16,626,741	9,022
*,2	Gaotu Techedu Inc. ADR	1,870,171	8,977
	China Water Affairs Group Ltd.	13,782,149	8,952
	Yihai International Holding Ltd.	5,970,648	8,944
	China Cinda Asset Management Co. Ltd. Class H	108,856,276	8,923
	GoerTek Inc. Class A	2,984,632	8,910
[2]	Flat Glass Group Co. Ltd. Class H	6,138,000	8,908
	China Vanke Co. Ltd. Class A	8,951,539	8,786
	China Construction Bank Corp. Class A	8,524,010	8,779
	Gushengtang Holdings Ltd.	1,942,100	8,714
*,1	Luye Pharma Group Ltd.	24,390,456	8,708
	TCL Technology Group Corp. Class A	16,028,394	8,699
	Shenzhen Expressway Corp. Ltd. Class H	8,789,170	8,595
	Everbright Securities Co. Ltd. Class A	4,075,410	8,561
	TBEA Co. Ltd. Class A	4,559,575	8,548
*	Dongfeng Motor Group Co. Ltd. Class H	28,813,430	8,448
	Huaneng Lancang River Hydropower Inc. Class A	5,335,500	8,443

		Shares	Market Value ($000)
	Datang International Power Generation Co. Ltd. Class H	41,806,046	8,406
*	Chongqing Zhifei Biological Products Co. Ltd. Class A	2,141,976	8,402
	New China Life Insurance Co. Ltd. Class A	1,898,364	8,398
	Shanghai Industrial Holdings Ltd.	5,622,289	8,387
*,1,3	New Horizon Health Ltd.	4,595,000	8,316
	Tsingtao Brewery Co. Ltd. Class A	874,685	8,314
	Montage Technology Co. Ltd. Class A	995,811	8,221
*,2	Microport Scientific Corp.	11,922,643	8,162
	Shougang Fushan Resources Group Ltd.	23,138,000	8,135
*	Air China Ltd. Class A	8,036,273	8,108
	China Datang Corp. Renewable Power Co. Ltd. Class H	30,454,000	8,104
	Anhui Gujing Distillery Co. Ltd. Class A	310,581	8,084
	Zhejiang NHU Co. Ltd. Class A	2,793,286	8,077
	COSCO SHIPPING Development Co. Ltd. Class H	66,772,529	8,029
*	ANE Cayman Inc.	8,481,500	7,998
	China Galaxy Securities Co. Ltd. Class A	5,309,195	7,995
*	Nine Dragons Paper Holdings Ltd.	20,478,910	7,993
	Greentown Service Group Co. Ltd.	18,267,032	7,991
*,1,2	East Buy Holding Ltd.	5,738,000	7,969
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,702,604	7,925
	Founder Securities Co. Ltd. Class A	7,361,303	7,908
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,256,540	7,890
	Eoptolink Technology Inc. Ltd. Class A	561,360	7,857
*	Haitong Securities Co. Ltd. Class A	6,254,693	7,856
	Shanghai International Port Group Co. Ltd. Class A	9,402,334	7,855
	Citic Pacific Special Steel Group Co. Ltd. Class A	4,560,199	7,852
	Yangzijiang Financial Holding Ltd.	30,764,498	7,846
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,725,008	7,827
*	XD Inc.	2,665,400	7,827
	Anhui Expressway Co. Ltd. Class H	6,474,097	7,824
	Fu Shou Yuan International Group Ltd.	12,391,913	7,774
	China Merchants Energy Shipping Co. Ltd. Class A	7,198,203	7,772
*,1	Ascentage Pharma Group International	2,203,800	7,730
	China International Marine Containers Group Co. Ltd. Class H	9,924,966	7,711
[1]	BAIC Motor Corp. Ltd. Class H	28,318,593	7,650
	Satellite Chemical Co. Ltd. Class A	3,110,762	7,518
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	8,177,214	7,504
*	Beijing Capital International Airport Co. Ltd. Class H	22,534,447	7,500
	Metallurgical Corp. of China Ltd. Class H	38,703,885	7,436
*	Hisense Home Appliances Group Co. Ltd. Class A	1,804,693	7,434
	Sanan Optoelectronics Co. Ltd. Class A	4,504,042	7,427
	Ningbo Tuopu Group Co. Ltd. Class A	1,455,036	7,392
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	15,939,815	7,381
[2]	Weibo Corp. ADR	945,239	7,297
	JCET Group Co. Ltd. Class A	1,569,295	7,273
	CIMC Enric Holdings Ltd.	7,791,019	7,250
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	35,231,865	7,124
	Hithink RoyalFlush Information Network Co. Ltd. Class A	480,387	7,107
	Huaneng Power International Inc. Class A	6,405,591	7,044
*	GigaDevice Semiconductor Inc. Class A	588,779	7,022
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,106,639	7,013
[1]	China Merchants Securities Co. Ltd. Class H	8,799,856	6,999
*	ENN Natural Gas Co. Ltd. Class A	2,576,100	6,989
	China Jinmao Holdings Group Ltd.	88,047,771	6,981
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,836,363	6,959
[2]	China Risun Group Ltd.	18,238,000	6,954
	Suzhou TFC Optical Communication Co. Ltd. Class A	495,992	6,949
	Hangzhou Tigermed Consulting Co. Ltd. Class A	936,149	6,942
*	China Eastern Airlines Corp. Ltd. Class A	12,460,826	6,880
	Zhejiang Juhua Co. Ltd. Class A	2,500,502	6,849
*	China Coal Energy Co. Ltd. Class A	4,137,858	6,844
*	Shanghai Electric Group Co. Ltd. Class H	34,735,315	6,756
*	COFCO Joycome Foods Ltd.	33,338,000	6,747
	Sany Heavy Equipment International Holdings Co. Ltd.	11,170,954	6,701
*,2	Golden Solar New Energy Technology Holdings Ltd.	15,352,000	6,666
	BOE Technology Group Co. Ltd. Class B	20,408,541	6,664
[2]	Lufax Holding Ltd. ADR	2,341,388	6,650
	IEIT Systems Co. Ltd. Class A	1,274,150	6,630
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,083,177	6,623
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	2,597,825	6,621

		Shares	Market Value ($000)
	Shanghai RAAS Blood Products Co. Ltd. Class A	6,204,699	6,611
	Digital China Holdings Ltd.	16,139,894	6,590
	China Education Group Holdings Ltd.	12,646,724	6,550
	Lingyi iTech Guangdong Co. Class A	6,550,400	6,546
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,143,203	6,531
	Sinopec Kantons Holdings Ltd.	12,002,075	6,524
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,899,263	6,522
*,2	EHang Holdings Ltd. ADR	509,748	6,504
	China Resources Building Materials Technology Holdings Ltd.	28,271,076	6,502
*	China Southern Airlines Co. Ltd. Class A	7,888,167	6,465
	Jinko Solar Co. Ltd. Class A	6,354,723	6,439
	360 Security Technology Inc. Class A	6,181,995	6,415
	Huadong Medicine Co. Ltd. Class A	1,575,247	6,360
	Beijing Tongrentang Co. Ltd. Class A	1,227,694	6,339
*,2	China Eastern Airlines Corp. Ltd. Class H	24,159,558	6,313
	Poly Property Services Co. Ltd. Class H	1,839,000	6,312
	Industrial Securities Co. Ltd. Class A	8,316,051	6,283
	Onewo Inc. Class H	2,544,100	6,268
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,898,902	6,193
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	4,660,512	6,179
	Jiangsu Zhongtian Technology Co. Ltd. Class A	2,977,465	6,171
	Yutong Bus Co. Ltd. Class A	1,983,214	6,149
	Shanjin International Gold Co. Ltd.	2,485,333	6,146
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,777,821	6,124
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	44,298,131	6,115
	Tianqi Lithium Corp. Class A	1,504,740	6,114
*	Seazen Group Ltd.	34,060,101	6,097
	Ningbo Deye Technology Co. Ltd. Class A	453,583	6,094
	Zhejiang Dahua Technology Co. Ltd. Class A	2,929,913	6,092
*	Spring Airlines Co. Ltd. Class A	811,136	6,082
[1,2]	ZJLD Group Inc.	6,602,000	6,050
	Shengyi Technology Co. Ltd. Class A	2,233,178	6,042
	Huayu Automotive Systems Co. Ltd. Class A	2,798,393	6,037
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,518,737	6,005
	China Reinsurance Group Corp. Class H	88,176,940	5,981
	Dongfang Electric Corp. Ltd. Class H	4,406,613	5,911
	China National Chemical Engineering Co. Ltd. Class A	5,677,522	5,889
	Sieyuan Electric Co. Ltd. Class A	640,300	5,883
*,1	InnoCare Pharma Ltd.	9,863,000	5,865
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,837,000	5,854
	Great Wall Motor Co. Ltd. Class A	1,788,600	5,845
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,708,302	5,833
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,245,128	5,819
	Bank of Chongqing Co. Ltd. Class H	8,943,066	5,811
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,163,451	5,807
	China BlueChemical Ltd. Class H	23,196,568	5,786
*,1	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	4,862,364	5,758
	Shandong Nanshan Aluminum Co. Ltd. Class A	11,453,713	5,745
	Guosen Securities Co. Ltd. Class A	4,692,062	5,744
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,413,487	5,725
	Towngas Smart Energy Co. Ltd.	15,963,000	5,718
	Huizhou Desay Sv Automotive Co. Ltd. Class A	432,300	5,715
	TCL Electronics Holdings Ltd.	8,625,329	5,711
[1]	Guotai Junan Securities Co. Ltd. Class H	5,474,936	5,709
*,2	Zhongyu Energy Holdings Ltd.	9,664,000	5,697
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	4,965,865	5,692
	Lee & Man Paper Manufacturing Ltd.	18,361,000	5,681
*	New Hope Liuhe Co. Ltd. Class A	4,332,545	5,681
	Dongfang Electric Corp. Ltd. Class A	2,505,991	5,669
	Ganfeng Lithium Group Co. Ltd. Class A	1,454,590	5,668
	Shoucheng Holdings Ltd.	35,305,211	5,654
[2]	Tianneng Power International Ltd.	8,322,156	5,623
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,619,700	5,603
*	Hopson Development Holdings Ltd.	14,501,193	5,559
	Tong Ren Tang Technologies Co. Ltd. Class H	8,619,132	5,522
	China Energy Engineering Corp. Ltd. Class H	51,312,211	5,517
*,1	Bairong Inc. Class B	4,747,500	5,505
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	737,171	5,505
*	Hainan Airlines Holding Co. Ltd. Class A	36,158,000	5,501
	Beijing New Building Materials plc Class A	1,521,397	5,468

		Shares	Market Value ($000)
	China Everbright Ltd.	10,916,100	5,456
*,2	Adicon Holdings Ltd.	4,510,417	5,453
	Sichuan Road & Bridge Group Co. Ltd. Class A	6,215,905	5,423
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,302,712	5,412
	Hengli Petrochemical Co. Ltd. Class A	2,780,450	5,378
	Skyworth Group Ltd.	14,787,212	5,364
	NetDragon Websoft Holdings Ltd.	3,820,138	5,361
*,1	Maoyan Entertainment	5,195,600	5,332
	Metallurgical Corp. of China Ltd. Class A	12,147,833	5,317
	CSG Holding Co. Ltd. Class B	17,502,987	5,312
	LB Group Co. Ltd. Class A	2,216,207	5,290
*	Lifetech Scientific Corp.	28,197,059	5,267
	China Jushi Co. Ltd. Class A	3,577,658	5,261
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	1,885,929	5,255
	YTO Express Group Co. Ltd. Class A	2,643,206	5,247
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2,044,514	5,224
	Lonking Holdings Ltd.	26,451,868	5,202
	Yunnan Aluminium Co. Ltd. Class A	3,104,952	5,195
	Sailun Group Co. Ltd. Class A	2,823,475	5,156
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	1,957,009	5,123
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,463,800	5,121
	Shenergy Co. Ltd. Class A	4,420,059	5,110
	Zhejiang China Commodities City Group Co. Ltd. Class A	4,770,831	5,100
	Western Mining Co. Ltd. Class A	2,277,200	5,097
[3]	Huadian Power International Corp. Ltd. Class A	6,073,708	5,083
	Concord New Energy Group Ltd.	67,264,071	5,078
	Livzon Pharmaceutical Group Inc. Class H	1,656,453	5,077
	Canvest Environmental Protection Group Co. Ltd.	8,985,840	5,068
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,224,592	5,068
*	Kuang-Chi Technologies Co. Ltd. Class A	2,009,604	5,015
[1]	Genertec Universal Medical Group Co. Ltd.	8,918,668	5,002
	Changchun High-Tech Industry Group Co. Ltd. Class A	380,418	4,994
*	Ninestar Corp. Class A	1,329,827	4,981
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	5,733,044	4,979
	Imeik Technology Development Co. Ltd. Class A	203,784	4,959
	National Silicon Industry Group Co. Ltd. Class A	2,329,456	4,958
*,1	Legend Holdings Corp. Class H	6,933,114	4,947
*	Shanghai Electric Group Co. Ltd. Class A	9,226,860	4,943
	Consun Pharmaceutical Group Ltd.	6,883,000	4,929
	Beijing Jingneng Clean Energy Co. Ltd. Class H	20,755,531	4,917
	Guangshen Railway Co. Ltd. Class H	16,123,093	4,910
	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,508,509	4,906
*	Fenbi Ltd.	13,979,500	4,877
	China Oriental Group Co. Ltd.	31,917,736	4,861
	Guanghui Energy Co. Ltd. Class A	5,754,715	4,853
	Poly Property Group Co. Ltd.	26,007,038	4,830
*	Loongson Technology Corp. Ltd. Class A	343,897	4,823
	Goldwind Science & Technology Co. Ltd. Class H	9,339,890	4,816
*	Wingtech Technology Co. Ltd. Class A	1,159,831	4,808
	Mango Excellent Media Co. Ltd. Class A	1,683,529	4,799
	Hengtong Optic-electric Co. Ltd. Class A	2,227,565	4,798
	Tongling Nonferrous Metals Group Co. Ltd. Class A	10,970,100	4,794
*	Sohu.com Ltd. ADR	316,869	4,778
	Beijing Roborock Technology Co. Ltd. Class A	109,756	4,778
*	Hainan Airport Infrastructure Co. Ltd. Class A	10,093,800	4,778
	China Lesso Group Holdings Ltd.	12,034,317	4,777
*,1,2	Weimob Inc.	30,597,000	4,774
*,1	China Bohai Bank Co. Ltd. Class H	39,678,990	4,774
	Pharmaron Beijing Co. Ltd. Class A	1,554,008	4,759
	Yunnan Yuntianhua Co. Ltd. Class A	1,744,900	4,738
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	918,515	4,729
	SG Micro Corp. Class A	429,963	4,699
	Yealink Network Technology Corp. Ltd. Class A	1,005,146	4,690
	Kunlun Tech Co. Ltd. Class A	1,117,187	4,676
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,140,836	4,647
	PAX Global Technology Ltd.	8,152,436	4,574
	JNBY Design Ltd.	2,801,000	4,573
*,2	Xinte Energy Co. Ltd. Class H	4,832,800	4,569
	Ningbo Orient Wires & Cables Co. Ltd. Class A	645,799	4,567
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	1,997,100	4,550

		Shares	Market Value ($000)
	Goneo Group Co. Ltd. Class A	467,581	4,535
	Trina Solar Co. Ltd. Class A	1,877,546	4,534
*	Tuya Inc. ADR	2,997,893	4,497
	Huaibei Mining Holdings Co. Ltd. Class A	2,175,100	4,486
[1]	Jiumaojiu International Holdings Ltd.	12,072,000	4,479
	Eastroc Beverage Group Co. Ltd. Class A	137,951	4,454
	Maxscend Microelectronics Co. Ltd. Class A	415,297	4,446
	China Overseas Grand Oceans Group Ltd.	21,612,142	4,445
	TongFu Microelectronics Co. Ltd. Class A	1,388,579	4,386
	China XD Electric Co. Ltd. Class A	4,414,107	4,381
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	2,897,592	4,380
	Victory Giant Technology Huizhou Co. Ltd. Class A	812,000	4,351
*	Yonyou Network Technology Co. Ltd. Class A	3,277,826	4,348
[1]	Sunac Services Holdings Ltd.	19,405,903	4,343
	Jiangsu Eastern Shenghong Co. Ltd. Class A	3,941,463	4,329
	Youngor Fashion Co. Ltd. Class A	4,346,180	4,302
	China Resources Microelectronics Ltd. Class A	781,351	4,301
	Weifu High-Technology Group Co. Ltd. Class B	2,821,666	4,298
	Tongkun Group Co. Ltd. Class A	2,202,499	4,284
	Gotion High-tech Co. Ltd. Class A	1,580,969	4,281
	JA Solar Technology Co. Ltd. Class A	2,859,620	4,275
	Yuexiu Transport Infrastructure Ltd.	8,894,501	4,258
[1]	Pharmaron Beijing Co. Ltd. Class H	3,465,623	4,258
[1]	Angelalign Technology Inc.	619,993	4,253
	China Tobacco International HK Co. Ltd.	2,126,000	4,251
	China Shineway Pharmaceutical Group Ltd.	4,122,885	4,247
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	245,518	4,236
	CGN New Energy Holdings Co. Ltd.	14,194,000	4,230
	Hundsun Technologies Inc. Class A	1,660,739	4,211
	Jiangxi Copper Co. Ltd. Class A	1,407,707	4,188
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	3,457,000	4,184
	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,530,688	4,174
	Humanwell Healthcare Group Co. Ltd. Class A	1,495,407	4,127
	Unisplendour Corp. Ltd. Class A	1,274,123	4,108
	Sun Art Retail Group Ltd.	25,219,500	4,103
	SooChow Securities Co. Ltd. Class A	4,633,019	4,076
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	2,577,997	4,055
	Hualan Biological Engineering Inc. Class A	1,773,249	4,046
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	928,924	4,043
*,1	Haichang Ocean Park Holdings Ltd.	44,352,000	4,030
	Shanghai Baosight Software Co. Ltd. Class A	904,528	4,024
[1]	Simcere Pharmaceutical Group Ltd.	5,851,000	4,020
*	Kingsoft Cloud Holdings Ltd.	22,122,265	4,020
	Jinduicheng Molybdenum Co. Ltd. Class A	2,743,140	4,012
	Shandong Sun Paper Industry JSC Ltd. Class A	2,112,900	4,000
	GEM Co. Ltd. Class A	4,665,240	4,000
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,751,858	3,997
*	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,337,670	3,993
	Isoftstone Information Technology Group Co. Ltd. Class A	834,600	3,987
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	415,501	3,968
	Chongqing Brewery Co. Ltd. Class A	461,151	3,956
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,816,478	3,956
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	775,957	3,949
	Zhejiang Longsheng Group Co. Ltd. Class A	3,166,450	3,941
	Avary Holding Shenzhen Co. Ltd. Class A	761,884	3,940
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	976,653	3,923
	Hubei Energy Group Co. Ltd. Class A	5,494,845	3,917
	Changjiang Securities Co. Ltd. Class A	5,439,510	3,901
	Shenzhen Energy Group Co. Ltd. Class A	4,162,270	3,891
	Sunwoda Electronic Co. Ltd. Class A	1,630,380	3,878
	Caitong Securities Co. Ltd. Class A	4,066,065	3,877
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	3,292,014	3,861
*	FIH Mobile Ltd.	37,926,000	3,851
	Dong-E-E-Jiao Co. Ltd. Class A	568,767	3,850
*	People's Insurance Co. Group of China Ltd. Class A	4,854,099	3,849
	Meihua Holdings Group Co. Ltd. Class A	2,704,300	3,814
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	1,121,774	3,804
	Huaxin Cement Co. Ltd. Class H	3,686,500	3,781
	Jiangsu Yoke Technology Co. Ltd. Class A	458,500	3,774
	Hunan Valin Steel Co. Ltd. Class A	5,854,000	3,769

		Shares	Market Value ($000)
*	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,387,496	3,765
	Xuji Electric Co. Ltd. Class A	889,400	3,753
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,893,766	3,746
	Guoyuan Securities Co. Ltd. Class A	4,065,099	3,744
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,186,551	3,742
	Suzhou Maxwell Technologies Co. Ltd. Class A	259,385	3,736
	Shui On Land Ltd.	44,248,500	3,734
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	4,978,062	3,729
[1]	A-Living Smart City Services Co. Ltd.	10,685,913	3,706
	HLA Group Corp. Ltd. Class A	4,080,510	3,705
	APT Medical Inc. Class A	81,531	3,702
	Huagong Tech Co. Ltd. Class A	921,500	3,701
[1,2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	963,100	3,699
	Henan Pinggao Electric Co. Ltd. Class A	1,332,614	3,696
*	Nanjing Securities Co. Ltd. Class A	3,371,310	3,684
	AECC Aero-Engine Control Co. Ltd. Class A	1,216,500	3,677
*,1	Remegen Co. Ltd. Class H	2,008,000	3,664
*	Hoshine Silicon Industry Co. Ltd. Class A	553,220	3,662
	Huafon Chemical Co. Ltd. Class A	3,413,201	3,660
	Tianshui Huatian Technology Co. Ltd. Class A	3,048,819	3,654
	West China Cement Ltd.	27,668,438	3,651
	Wuhan Guide Infrared Co. Ltd. Class A	4,156,044	3,645
	Hang Zhou Great Star Industrial Co. Ltd. Class A	1,075,600	3,629
	GalaxyCore Inc. Class A	2,176,120	3,623
	TangShan Port Group Co. Ltd. Class A	4,944,583	3,599
	China Zheshang Bank Co. Ltd. Class A	9,212,710	3,596
	Sichuan Expressway Co. Ltd. Class H	8,745,276	3,595
*	China Greatwall Technology Group Co. Ltd. Class A	2,984,888	3,595
	Amlogic Shanghai Co. Ltd. Class A	392,642	3,592
*	China National Software & Service Co. Ltd. Class A	834,358	3,572
	Nanjing Iron & Steel Co. Ltd. Class A	5,732,200	3,569
	Shenzhen Investment Ltd.	29,630,949	3,567
	Yuexiu REIT	28,400,544	3,560
	Tiangong International Co. Ltd.	18,057,224	3,530
	Western Securities Co. Ltd. Class A	3,891,419	3,520
*	Sihuan Pharmaceutical Holdings Group Ltd.	51,674,595	3,508
	China Foods Ltd.	10,039,153	3,495
	Bank of Changsha Co. Ltd. Class A	3,355,488	3,493
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,717,200	3,487
*,2	Zhihu Inc. ADR	1,051,251	3,469
	Hwatsing Technology Co. Ltd. Class A	172,555	3,444
	Beijing Yanjing Brewery Co. Ltd. Class A	2,633,380	3,435
	Zangge Mining Co. Ltd. Class A	1,076,100	3,429
	China Resources Medical Holdings Co. Ltd.	8,342,289	3,420
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,561,569	3,420
	First Tractor Co. Ltd. Class H	3,983,706	3,419
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,897,644	3,415
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,438,057	3,411
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,901,600	3,395
*	OFILM Group Co. Ltd. Class A	2,951,125	3,395
	SUPCON Technology Co. Ltd. Class A	645,354	3,376
*,2	Yeahka Ltd.	2,395,200	3,371
	Dongxing Securities Co. Ltd. Class A	2,767,414	3,367
*,1	Yidu Tech Inc.	7,330,400	3,363
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	5,634,729	3,346
	Chervon Holdings Ltd.	1,450,000	3,314
*,3	Wintime Energy Group Co. Ltd. Class A	21,641,900	3,299
	Yili Chuanning Biotechnology Co. Ltd. Class A	2,001,500	3,295
	Yifeng Pharmacy Chain Co. Ltd. Class A	1,135,948	3,292
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	3,318,562	3,292
*	Wanda Film Holding Co. Ltd. Class A	2,128,450	3,289
	Livzon Pharmaceutical Group Inc. Class A	646,481	3,288
	CNGR Advanced Material Co. Ltd. Class A	793,240	3,284
	Western Superconducting Technologies Co. Ltd. Class A	614,072	3,281
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	6,349,390	3,279
	Piotech Inc. Class A	185,028	3,278
	Zhejiang Chint Electrics Co. Ltd. Class A	1,226,346	3,271
[2]	Ming Yuan Cloud Group Holdings Ltd.	14,097,000	3,261
*,3	China Dili Group	38,445,940	3,248
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,284,292	3,242

		Shares	Market Value ($000)
	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	159,811	3,239
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	1,558,935	3,239
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,448,132	3,235
	Xiamen Tungsten Co. Ltd. Class A	1,369,559	3,225
	China Modern Dairy Holdings Ltd.	37,495,299	3,219
	Zhejiang Supor Co. Ltd. Class A	462,619	3,218
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	3,211
	Heilongjiang Agriculture Co. Ltd. Class A	1,773,489	3,208
	Sinofert Holdings Ltd.	25,792,032	3,203
	CNOOC Energy Technology & Services Ltd. Class A	5,988,500	3,200
	Angel Yeast Co. Ltd. Class A	771,781	3,200
	AVICOPTER plc Class A	547,502	3,197
[2]	Tianqi Lithium Corp. Class H	1,165,000	3,193
	Shaanxi Energy Investment Co. Ltd. Class A	2,226,167	3,187
	SDIC Capital Co. Ltd. Class A	3,825,428	3,182
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,636,957	3,181
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	1,085,396	3,178
[1]	Blue Moon Group Holdings Ltd.	12,260,000	3,173
	Bethel Automotive Safety Systems Co. Ltd. Class A	547,288	3,172
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	1,779,772	3,169
*	Zhejiang Century Huatong Group Co. Ltd. Class A	6,973,302	3,167
	Yunnan Energy New Material Co. Ltd. Class A	735,435	3,139
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,470,233	3,138
*,1,2	CanSino Biologics Inc. Class H	1,298,400	3,134
	Accelink Technologies Co. Ltd. Class A	662,148	3,134
	Chongqing Rural Commercial Bank Co. Ltd. Class A	4,380,200	3,132
*	DingDong Cayman Ltd. ADR	1,758,766	3,131
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	504,900	3,129
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	522,347	3,128
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	878,296	3,125
	Offshore Oil Engineering Co. Ltd. Class A	4,103,670	3,120
*	Yanlord Land Group Ltd.	9,249,260	3,114
*	IRICO Display Devices Co. Ltd. Class A	3,444,901	3,106
*	Eastern Air Logistics Co. Ltd. Class A	1,399,391	3,105
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,128,135	3,094
	Xiamen C & D Inc. Class A	2,814,300	3,089
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,700,192	3,087
	Chengdu Xingrong Environment Co. Ltd. Class A	2,785,500	3,084
	Ecovacs Robotics Co. Ltd. Class A	540,487	3,080
*	Guangshen Railway Co. Ltd. Class A	6,165,034	3,080
	Ginlong Technologies Co. Ltd. Class A	348,275	3,078
	China Rare Earth Resources & Technology Co. Ltd. Class A	936,700	3,075
*,2	Vnet Group Inc. ADR	1,484,716	3,073
	JCHX Mining Management Co. Ltd. Class A	535,369	3,063
*	J-Yuan Trust Co. Ltd. Class A	8,019,300	3,062
*,1,3	China Renaissance Holdings Ltd.	3,288,200	3,060
	Beijing Enlight Media Co. Ltd. Class A	2,857,603	3,054
	Shenzhen Capchem Technology Co. Ltd. Class A	669,420	3,051
	AIMA Technology Group Co. Ltd. Class A	789,403	3,051
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	2,132,607	3,051
*	Shenzhen Longsys Electronics Co. Ltd. Class A	260,900	3,045
	Hisense Visual Technology Co. Ltd. Class A	1,238,862	3,045
*,1	Ocumension Therapeutics	3,448,215	3,031
*	Angang Steel Co. Ltd. Class H	19,516,652	3,024
	China National Medicines Corp. Ltd. Class A	648,138	3,024
	Southwest Securities Co. Ltd. Class A	5,559,687	3,023
	Sinoma International Engineering Co. Class A	2,143,272	3,021
	Yunnan Tin Co. Ltd. Class A	1,549,599	3,021
*	Guangzhou Baiyun International Airport Co. Ltd. Class A	2,266,313	3,020
	Ningbo Zhoushan Port Co. Ltd. Class A	6,137,963	3,016
	Sinolink Securities Co. Ltd. Class A	2,754,400	3,009
	Wuchan Zhongda Group Co. Ltd. Class A	4,986,215	3,008
	Anjoy Foods Group Co. Ltd. Class A	272,798	3,000
	Shanghai Electric Power Co. Ltd. Class A	2,295,623	2,988
	Sinotrans Ltd. Class A	4,388,895	2,979
	Kangji Medical Holdings Ltd.	4,062,500	2,959
	Haohua Chemical Science & Technology Co. Ltd. Class A	757,270	2,957
	People.cn Co. Ltd. Class A	1,077,194	2,948
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,617,717	2,943
	Jiangsu Yangnong Chemical Co. Ltd. Class A	386,100	2,941

		Shares	Market Value ($000)
[1]	Linklogis Inc. Class B	13,309,500	2,931
	Shenzhen Goodix Technology Co. Ltd. Class A	336,903	2,929
[1]	AK Medical Holdings Ltd.	5,285,000	2,926
	By-health Co. Ltd. Class A	1,553,906	2,915
	Huangshan Tourism Development Co. Ltd. Class B	3,902,803	2,911
	Juneyao Airlines Co. Ltd. Class A	1,848,069	2,911
	BOE Varitronix Ltd.	5,058,813	2,895
	Ingenic Semiconductor Co. Ltd. Class A	372,616	2,886
	Guangxi Guiguan Electric Power Co. Ltd. Class A	2,938,856	2,877
[1]	China New Higher Education Group Ltd.	11,365,000	2,876
*,1,3	Venus MedTech Hangzhou Inc. Class H	3,983,500	2,865
*	Seazen Holdings Co. Ltd. Class A	2,138,273	2,863
*	Pacific Securities Co. Ltd. Class A	6,069,255	2,863
	China National Accord Medicines Corp. Ltd. Class B	1,539,053	2,860
	Yunnan Copper Co. Ltd. Class A	1,806,500	2,855
*	Q Technology Group Co. Ltd.	5,111,424	2,854
	CNPC Capital Co. Ltd. Class A	3,693,491	2,853
[1]	AsiaInfo Technologies Ltd.	4,875,200	2,848
*	Hainan Meilan International Airport Co. Ltd. Class H	2,912,000	2,846
	Qingdao Sentury Tire Co. Ltd. Class A	923,600	2,845
	Songcheng Performance Development Co. Ltd. Class A	2,512,551	2,842
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	7,008,675	2,841
	Hangzhou First Applied Material Co. Ltd. Class A	1,318,036	2,835
	CPMC Holdings Ltd.	3,184,319	2,834
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,749,539	2,833
*	Guolian Securities Co. Ltd. Class A	1,966,900	2,829
*	Bloomage Biotechnology Corp. Ltd. Class A	329,468	2,827
	Jointown Pharmaceutical Group Co. Ltd. Class A	4,425,020	2,826
	Shanghai Rural Commercial Bank Co. Ltd. Class A	3,062,200	2,821
	Shanxi Securities Co. Ltd. Class A	4,089,020	2,818
	Oriental Pearl Group Co. Ltd. Class A	3,203,389	2,816
*	Bohai Leasing Co. Ltd. Class A	7,007,000	2,815
	Guangzhou Haige Communications Group Inc. Co. Class A	2,036,847	2,815
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	948,950	2,814
*	AVIC Industry-Finance Holdings Co. Ltd. Class A	8,406,245	2,804
	Shenzhen Sunlord Electronics Co. Ltd. Class A	764,078	2,803
	Ming Yang Smart Energy Group Ltd. Class A	2,033,106	2,803
	Shenzhen MTC Co. Ltd. Class A	4,004,555	2,801
	China Baoan Group Co. Ltd. Class A	2,396,736	2,796
	Guobo Electronics Co. Ltd. Class A	461,927	2,793
	Zhejiang Dingli Machinery Co. Ltd. Class A	384,248	2,793
	Sichuan Changhong Electric Co. Ltd. Class A	4,446,538	2,786
	Xinyi Energy Holdings Ltd.	24,452,600	2,784
*	Hubei Dinglong Co. Ltd. Class A	930,908	2,779
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	163,270	2,777
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	376,173	2,772
	Liaoning Port Co. Ltd. Class A	15,634,408	2,771
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,070,450	2,767
	Shandong Hi-speed Co. Ltd. Class A	2,347,954	2,766
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,238,900	2,761
*	State Grid Information & Communication Co. Ltd. Class A	1,141,900	2,755
	Ningbo Joyson Electronic Corp. Class A	1,291,666	2,749
	China Lilang Ltd.	5,092,865	2,747
	Huaxin Cement Co. Ltd. Class A	1,354,664	2,744
	Zhejiang Cfmoto Power Co. Ltd. Class A	148,000	2,742
[1]	Zhou Hei Ya International Holdings Co. Ltd.	13,058,404	2,741
	China Zhenhua Group Science & Technology Co. Ltd. Class A	486,242	2,733
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,408,329	2,731
	Harbin Electric Co. Ltd. Class H	8,431,875	2,726
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,866,165	2,726
	An Hui Wenergy Co. Ltd. Class A	2,219,934	2,726
	Tasly Pharmaceutical Group Co. Ltd. Class A	1,398,256	2,723
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,356,700	2,718
[1]	Midea Real Estate Holding Ltd.	3,044,000	2,712
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	1,270,400	2,701
	Guangdong HEC Technology Holding Co. Ltd. Class A	2,805,151	2,692
*	Tianfeng Securities Co. Ltd. Class A	7,646,660	2,677
	Hengyi Petrochemical Co. Ltd. Class A	2,988,100	2,675
	First Capital Securities Co. Ltd. Class A	3,649,420	2,674
	Cathay Biotech Inc. Class A	490,452	2,667

		Shares	Market Value ($000)
*	Beiqi Foton Motor Co. Ltd. Class A	6,739,585	2,663
	Empyrean Technology Co. Ltd. Class A	243,800	2,660
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	574,075	2,644
*	Sinopec Oilfield Service Corp. Class A	10,364,300	2,637
	Jason Furniture Hangzhou Co. Ltd. Class A	750,513	2,636
	Topchoice Medical Corp. Class A	426,591	2,633
	China Coal Xinji Energy Co. Ltd. Class A	2,203,900	2,632
	Beijing Shougang Co. Ltd. Class A	6,816,561	2,632
	Qingdao TGOOD Electric Co. Ltd. Class A	947,216	2,626
*	SICC Co. Ltd. Class A	350,128	2,626
	Luxi Chemical Group Co. Ltd. Class A	1,678,308	2,623
	SPIC Industry-Finance Holdings Co. Ltd. Class A	5,041,144	2,622
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,124,624	2,620
	China Railway Signal & Communication Corp. Ltd. Class A	3,232,773	2,617
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,254,700	2,611
	China South Publishing & Media Group Co. Ltd. Class A	1,595,249	2,609
	Weihai Guangwei Composites Co. Ltd. Class A	666,477	2,606
	ACM Research Shanghai Inc. Class A	207,189	2,605
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,539,700	2,603
	Hunan Gold Corp. Ltd. Class A	1,094,840	2,603
	Flat Glass Group Co. Ltd. Class A	991,700	2,593
	Shenzhen Sunway Communication Co. Ltd. Class A	956,949	2,589
*	Jinke Smart Services Group Co. Ltd. Class H	2,573,700	2,586
	Jiangsu Financial Leasing Co. Ltd. Class A	3,680,790	2,585
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	563,829	2,582
	Andon Health Co. Ltd. Class A	465,756	2,573
	Sunresin New Materials Co. Ltd. Class A	468,748	2,571
*,2	Shanghai MicroPort MedBot Group Co. Ltd.	2,882,000	2,571
	StarPower Semiconductor Ltd. Class A	203,700	2,569
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,496,159	2,554
*	Guosheng Financial Holding Inc. Class A	1,795,092	2,554
*	China Film Co. Ltd. Class A	1,716,305	2,551
	Jafron Biomedical Co. Ltd. Class A	688,160	2,546
	Kingnet Network Co. Ltd. Class A	1,947,732	2,544
	CECEP Wind-Power Corp. Class A	6,106,510	2,544
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	993,793	2,543
	Hangzhou Robam Appliances Co. Ltd. Class A	842,104	2,528
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,656,680	2,525
*,1	CARsgen Therapeutics Holdings Ltd.	4,878,000	2,513
	Wangsu Science & Technology Co. Ltd. Class A	2,399,957	2,511
	Sinoma Science & Technology Co. Ltd. Class A	1,572,839	2,501
	First Tractor Co. Ltd. Class A	1,186,189	2,496
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,362,567	2,495
	Hangcha Group Co. Ltd. Class A	1,077,412	2,488
	China Hainan Rubber Industry Group Co. Ltd. Class A	4,107,000	2,487
	Bank of Chengdu Co. Ltd. Class A	1,230,600	2,485
	Capital Securities Co. Ltd. Class A	873,500	2,483
	Xiamen Amoytop Biotech Co. Ltd. Class A	358,381	2,480
	Dazhong Transportation Group Co. Ltd. Class B	12,492,268	2,477
	Xiamen Faratronic Co. Ltd. Class A	206,363	2,476
	Tian Lun Gas Holdings Ltd.	5,568,500	2,471
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	683,403	2,468
	Guangzhou Development Group Inc. Class A	2,884,471	2,466
*	Maanshan Iron & Steel Co. Ltd. Class A	8,718,492	2,463
	Shede Spirits Co. Ltd. Class A	323,552	2,457
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,024,441	2,457
	Health & Happiness H&H International Holdings Ltd.	2,239,951	2,456
*	Shanxi Meijin Energy Co. Ltd. Class A	4,006,823	2,443
	Fujian Kuncai Material Technology Co. Ltd. Class A	597,940	2,443
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	102,944	2,443
	Giant Network Group Co. Ltd. Class A	1,883,000	2,436
	Tian Di Science & Technology Co. Ltd. Class A	3,023,039	2,431
	Shanghai Belling Co. Ltd. Class A	718,144	2,411
	Hexing Electrical Co. Ltd. Class A	411,689	2,411
*	Baiyin Nonferrous Group Co. Ltd. Class A	6,385,400	2,409
[1]	Shenwan Hongyuan Group Co. Ltd. Class H	13,050,400	2,402
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,105,538	2,400
*	Yonghui Superstores Co. Ltd. Class A	7,655,535	2,397
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	582,484	2,396
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	357,400	2,396

		Shares	Market Value ($000)
	Shennan Circuits Co. Ltd. Class A	155,817	2,392
*,1	Alphamab Oncology	8,374,000	2,381
	Walvax Biotechnology Co. Ltd. Class A	1,484,157	2,379
	Guangdong Electric Power Development Co. Ltd. Class B	8,870,128	2,372
	Shenzhen Kedali Industry Co. Ltd. Class A	216,700	2,368
	Asymchem Laboratories Tianjin Co. Ltd. Class A	229,605	2,355
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	722,700	2,347
	Shanghai United Imaging Healthcare Co. Ltd. Class A	145,653	2,343
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	406,600	2,340
	FAW Jiefang Group Co. Ltd. Class A	1,995,443	2,338
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	944,824	2,333
	Shanghai Lingang Holdings Corp. Ltd. Class A	1,753,021	2,326
	Hainan Jinpan Smart Technology Co. Ltd. Class A	415,898	2,326
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	535,300	2,324
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	1,052,960	2,324
	Intco Medical Technology Co. Ltd. Class A	609,870	2,320
	Fujian Funeng Co. Ltd. Class A	1,564,073	2,319
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,375,325	2,314
	Grandblue Environment Co. Ltd. Class A	774,060	2,314
	Sinomine Resource Group Co. Ltd. Class A	618,772	2,307
	Kingfa Sci & Tech Co. Ltd. Class A	2,536,923	2,298
	Guangxi Liugong Machinery Co. Ltd. Class A	1,652,461	2,297
	Sichuan Swellfun Co. Ltd. Class A	441,808	2,293
	Sichuan Expressway Co. Ltd. Class A	3,372,610	2,290
*	Nanjing Tanker Corp. Class A	4,944,900	2,285
*,1	Arrail Group Ltd.	4,181,500	2,284
	Inner Mongolia ERDOS Resources Co. Ltd. Class B	2,693,472	2,282
[1]	Medlive Technology Co. Ltd.	2,367,000	2,281
*	CSSC Science & Technology Co. Ltd. Class A	1,237,900	2,280
	Sinotruk Jinan Truck Co. Ltd. Class A	1,070,339	2,279
*	Guangzhou R&F Properties Co. Ltd. Class H	21,920,336	2,269
*	China Great Wall Securities Co. Ltd. Class A	2,329,600	2,266
	Haisco Pharmaceutical Group Co. Ltd. Class A	598,264	2,260
	Bestechnic Shanghai Co. Ltd. Class A	94,818	2,259
	Goldwind Science & Technology Co. Ltd. Class A	2,033,726	2,255
	Xinjiang Daqo New Energy Co. Ltd. Class A	802,813	2,255
*	Shandong Chenming Paper Holdings Ltd. Class B	12,465,096	2,253
	Red Avenue New Materials Group Co. Ltd. Class A	570,700	2,252
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,956,687	2,240
	COSCO SHIPPING Development Co. Ltd. Class A	6,598,476	2,239
	Minmetals Capital Co. Ltd. Class A	3,758,160	2,238
	Shanghai Huace Navigation Technology Ltd. Class A	526,540	2,235
	Thunder Software Technology Co. Ltd. Class A	355,227	2,234
	Shanghai Huafon Aluminium Corp. Class A	947,500	2,233
	China Railway Hi-tech Industry Co. Ltd. Class A	2,146,565	2,228
	Jizhong Energy Resources Co. Ltd. Class A	2,834,507	2,226
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	537,680	2,222
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,189,421	2,221
	State Grid Yingda Co. Ltd. Class A	3,728,647	2,213
	Willfar Information Technology Co. Ltd. Class A	404,641	2,212
	Han's Laser Technology Industry Group Co. Ltd. Class A	725,123	2,212
	Huaan Securities Co. Ltd. Class A	3,398,241	2,203
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,091,595	2,199
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	479,224	2,197
	Sealand Securities Co. Ltd. Class A	5,005,395	2,190
	China Yongda Automobiles Services Holdings Ltd.	10,958,152	2,188
	Wangfujing Group Co. Ltd. Class A	1,081,293	2,186
*	China First Heavy Industries Co. Ltd. Class A	6,516,775	2,183
	Shenzhen Gas Corp. Ltd. Class A	2,272,203	2,183
*	Jiangsu Hoperun Software Co. Ltd. Class A	760,746	2,180
	Ningbo Shanshan Co. Ltd. Class A	2,043,858	2,176
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,613,721	2,169
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,221	2,167
	Jiangxi Jovo Energy Co. Ltd. Class A	535,200	2,164
*	Xinhu Zhongbao Co. Ltd. Class A	9,306,254	2,163
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	4,363,144	2,161
	Beijing United Information Technology Co. Ltd. Class A	704,729	2,153
	Fangda Carbon New Material Co. Ltd. Class A	3,486,309	2,152
	Hesteel Co. Ltd. Class A	8,004,983	2,151
	BBMG Corp. Class H	28,480,781	2,149

		Shares	Market Value ($000)
	Shanghai Moons' Electric Co. Ltd. Class A	387,100	2,148
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,190,036	2,148
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	1,780,000	2,142
	Beijing Ultrapower Software Co. Ltd. Class A	1,853,768	2,142
	China Green Electricity Investment of Tianjin Co. Ltd. Class A	1,755,200	2,137
	Qilu Bank Co. Ltd. Class A	3,291,300	2,136
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	350,522	2,135
	Wolong Electric Group Co. Ltd. Class A	1,265,033	2,130
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	871,400	2,129
	Zhefu Holding Group Co. Ltd. Class A	5,323,890	2,129
*	Tsinghua Tongfang Co. Ltd. Class A	2,976,608	2,127
[2]	China Conch Environment Protection Holdings Ltd.	20,619,518	2,114
	Huali Industrial Group Co. Ltd. Class A	261,900	2,110
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	1,464,180	2,109
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	385,717	2,108
*	NavInfo Co. Ltd. Class A	2,159,087	2,108
	Shenzhen SC New Energy Technology Corp. Class A	290,370	2,106
	Shenzhen SED Industry Co. Ltd. Class A	1,070,400	2,105
	Fujian Sunner Development Co. Ltd. Class A	1,125,814	2,099
	Wuhan Jingce Electronic Group Co. Ltd. Class A	253,953	2,098
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	244,076	2,098
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,855,769	2,095
*	Siasun Robot & Automation Co. Ltd. Class A	1,499,651	2,094
	Hangzhou Lion Microelectronics Co. Ltd. Class A	636,925	2,078
	INESA Intelligent Tech Inc. Class B	4,064,822	2,076
	Glarun Technology Co. Ltd. Class A	1,088,707	2,070
	Tianjin Port Co. Ltd. Class A	3,190,771	2,067
	Huaming Power Equipment Co. Ltd. Class A	758,043	2,066
	Lao Feng Xiang Co. Ltd. Class A	284,300	2,065
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	442,757	2,062
	Cinda Securities Co. Ltd. Class A	1,008,500	2,056
	Aisino Corp. Class A	1,818,119	2,054
	Geovis Technology Co. Ltd. Class A	466,143	2,052
*	SOHO China Ltd.	23,523,530	2,048
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	464,100	2,037
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,491,950	2,032
	Shanghai Construction Group Co. Ltd. Class A	6,273,773	2,032
	China Meheco Group Co. Ltd. Class A	1,415,764	2,029
	CGN Power Co. Ltd. Class A	3,113,500	2,017
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,198,565	2,013
	DBG Technology Co. Ltd. Class A	709,280	2,012
*	Chengdu Hi-tech Development Co. Ltd. Class A	324,800	2,011
	Shenzhen Airport Co. Ltd. Class A	2,212,928	2,008
	Beijing Easpring Material Technology Co. Ltd. Class A	470,600	2,006
	Digital China Group Co. Ltd. Class A	611,901	2,006
	Xi'an Triangle Defense Co. Ltd. Class A	458,339	2,004
	Autohome Inc. Class A	319,568	2,002
*	Oriental Energy Co. Ltd. Class A	1,745,621	2,000
	Hoymiles Power Electronics Inc. Class A	108,567	1,994
*	Shandong Iron & Steel Co. Ltd. Class A	10,991,608	1,992
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,685,972	1,990
*	Qi An Xin Technology Group Inc. Class A	594,720	1,989
	Jilin Electric Power Co. Ltd. Class A	2,746,880	1,987
	Skshu Paint Co. Ltd. Class A	441,067	1,986
	Sonoscape Medical Corp. Class A	401,567	1,985
	AVIC Chengdu UAS Co. Ltd. Class A	430,718	1,980
*,1,2	AInnovation Technology Group Co. Ltd.	3,542,900	1,978
	Beijing Shiji Information Technology Co. Ltd. Class A	2,552,233	1,978
	China Kings Resources Group Co. Ltd. Class A	531,834	1,973
	Guangdong Hongda Holdings Group Co. Ltd. Class A	740,258	1,972
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,507,734	1,969
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	8,261,303	1,965
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	123,191	1,964
	Beijing Originwater Technology Co. Ltd. Class A	3,353,999	1,963
*,2	Canaan Inc. ADR	1,962,506	1,963
	HUYA Inc. ADR	460,493	1,962
*	Vantone Neo Development Group Co. Ltd. Class A	2,028,010	1,962
*	China Railway Materials Co. Ltd. Class A	5,596,500	1,962
	Shaanxi International Trust Co. Ltd. Class A	4,818,109	1,960
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,232	1,956

		Shares	Market Value ($000)
	YongXing Special Materials Technology Co. Ltd. Class A	421,678	1,954
	China World Trade Center Co. Ltd. Class A	660,935	1,954
*,1,2,3	Redco Properties Group Ltd.	11,461,603	1,951
[1]	Shanghai Haohai Biological Technology Co. Ltd. Class H	521,220	1,949
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	716,825	1,949
	CCCC Design & Consulting Group Co. Ltd. Class A	1,537,050	1,948
	Anhui Expressway Co. Ltd. Class A	920,500	1,944
	Shenghe Resources Holding Co. Ltd. Class A	1,693,030	1,941
	Bank of Guiyang Co. Ltd. Class A	2,664,627	1,940
	BBMG Corp. Class A	9,919,093	1,936
	Xi'An Shaangu Power Co. Ltd. Class A	1,766,671	1,935
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	596,899	1,929
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	153,747	1,924
	Anhui Yingjia Distillery Co. Ltd. Class A	265,743	1,920
	Beijing Sifang Automation Co. Ltd. Class A	796,339	1,919
*	Shanghai Chinafortune Co. Ltd. Class A	1,009,261	1,917
*,2	CMGE Technology Group Ltd.	17,572,000	1,915
	Huaxi Securities Co. Ltd. Class A	2,021,000	1,911
	Beijing Sinnet Technology Co. Ltd. Class A	1,664,946	1,908
*	Sichuan New Energy Power Co. Ltd. Class A	1,366,478	1,908
*	Nexchip Semiconductor Corp. Class A	906,421	1,907
	Shanghai M&G Stationery Inc. Class A	459,575	1,906
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	739,641	1,901
	Guangdong Electric Power Development Co. Ltd. Class A	2,888,500	1,900
	Shanghai Zhonggu Logistics Co. Ltd. Class A	1,553,556	1,898
	Jiangsu Pacific Quartz Co. Ltd. Class A	480,465	1,897
	Shenzhen Envicool Technology Co. Ltd. Class A	586,599	1,895
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,730,400	1,892
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,791,100	1,891
	Zhuhai CosMX Battery Co. Ltd. Class A	860,580	1,877
*	COL Group Co. Ltd. Class A	661,800	1,876
	Shandong Linglong Tyre Co. Ltd. Class A	798,791	1,871
	Gemdale Properties & Investment Corp. Ltd.	68,852,000	1,869
	Dongfang Electronics Co. Ltd. Class A	1,198,400	1,867
	Venustech Group Inc. Class A	871,300	1,864
*	Talkweb Information System Co. Ltd. Class A	1,249,756	1,863
*	Shanghai Junshi Biosciences Co. Ltd. Class A	446,754	1,862
	Gemdale Corp. Class A	4,260,308	1,861
	Qiming Information Technology Co. Ltd. Class A	534,874	1,858
	China Railway Construction Heavy Industry Corp. Ltd. Class A	3,550,329	1,857
	DHC Software Co. Ltd. Class A	2,893,900	1,856
	Zhongtai Securities Co. Ltd. Class A	2,215,700	1,851
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	151,351	1,848
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,553,449	1,845
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,754,836	1,840
	Shandong Humon Smelting Co. Ltd. Class A	1,179,800	1,840
	Ovctek China Inc. Class A	805,582	1,830
	Newland Digital Technology Co. Ltd. Class A	989,273	1,828
	Wanxiang Qianchao Co. Ltd. Class A	2,837,279	1,820
	Sharetronic Data Technology Co. Ltd. Class A	201,800	1,819
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	4,690,850	1,818
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,474,682	1,818
	Loncin Motor Co. Ltd. Class A	1,978,850	1,815
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,369,800	1,814
	Kingsemi Co. Ltd. Class A	185,209	1,812
	COFCO Sugar Holding Co. Ltd. Class A	1,487,749	1,807
	Keda Industrial Group Co. Ltd. Class A	1,814,900	1,807
	Hainan Strait Shipping Co. Ltd. Class A	2,448,730	1,807
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,830,158	1,802
*,1	Mobvista Inc.	7,311,000	1,795
	China Kepei Education Group Ltd.	9,712,000	1,790
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	674,699	1,790
*	Yifan Pharmaceutical Co. Ltd. Class A	1,079,602	1,788
	Anhui Heli Co. Ltd. Class A	715,915	1,787
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,095,952	1,786
	STO Express Co. Ltd. Class A	1,436,275	1,785
*	Sino-Ocean Group Holding Ltd.	40,891,089	1,783
	Yonfer Agricultural Technology Co. Ltd. Class A	1,147,956	1,779
	China Petroleum Engineering Corp. Class A	4,044,500	1,779
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,555,459	1,775

		Shares	Market Value ($000)
*	Central China Securities Co. Ltd. Class A	3,468,500	1,775
	Tianshan Aluminum Group Co. Ltd. Class A	1,863,065	1,774
[3]	Chengtun Mining Group Co. Ltd. Class A	2,656,762	1,773
	JiuGui Liquor Co. Ltd. Class A	312,900	1,771
*	Lifan Technology Group Co. Ltd. Class A	2,815,200	1,769
	Northeast Securities Co. Ltd. Class A	2,132,658	1,769
	CECEP Solar Energy Co. Ltd. Class A	2,868,830	1,767
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	438,390	1,765
	Shenzhen Megmeet Electrical Co. Ltd. Class A	477,075	1,765
[1]	China East Education Holdings Ltd.	5,561,500	1,762
*,1	Microport Cardioflow Medtech Corp.	18,651,000	1,762
	Infore Environment Technology Group Co. Ltd. Class A	2,942,026	1,761
	Xiangcai Co. Ltd. Class A	1,942,800	1,758
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	397,947	1,756
	All Winner Technology Co. Ltd. Class A	512,430	1,755
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	827,022	1,754
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	784,990	1,753
	Zheshang Securities Co. Ltd. Class A	1,089,700	1,753
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,011,997	1,750
*	Jinan Shengquan Group Share Holding Co. Ltd. Class A	629,800	1,749
	Winner Medical Co. Ltd. Class A	482,305	1,749
*	CETC Chips Technology Inc. Class A	1,121,700	1,747
	Hangjin Technology Co. Ltd. Class A	626,350	1,742
	BTG Hotels Group Co. Ltd. Class A	1,013,826	1,741
	Liaoning Cheng Da Co. Ltd. Class A	1,459,420	1,738
	Beijing Jingneng Power Co. Ltd. Class A	3,696,703	1,734
	Beijing BDStar Navigation Co. Ltd. Class A	476,451	1,728
	Jiangxi Ganyue Expressway Co. Ltd. Class A	2,448,100	1,727
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	351,640	1,726
*	Eastern Communications Co. Ltd. Class A	1,313,562	1,722
	INESA Intelligent Tech Inc. Class A	1,133,790	1,721
*	ASR Microelectronics Co. Ltd. Class A	327,845	1,718
	Sinocare Inc. Class A	543,300	1,717
	Harbin Boshi Automation Co. Ltd. Class A	1,008,732	1,717
*	Bank of Zhengzhou Co. Ltd. Class A	6,852,369	1,717
	Hefei Meiya Optoelectronic Technology Inc. Class A	785,470	1,714
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	3,428,625	1,713
	Canmax Technologies Co. Ltd. Class A	712,075	1,711
	Shanghai Haixin Group Co. Class B	7,814,763	1,710
	China Wafer Level CSP Co. Ltd. Class A	584,639	1,709
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,294,419	1,707
	COFCO Capital Holdings Co. Ltd. Class A	1,524,857	1,707
	Bank of Qingdao Co. Ltd. Class A	3,710,270	1,705
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	948,300	1,701
	CETC Potevio Science & Technology Co. Ltd. Class A	638,200	1,697
	Electric Connector Technology Co. Ltd. Class A	358,005	1,697
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,230,639	1,695
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	444,276	1,694
	China Meidong Auto Holdings Ltd.	6,420,521	1,693
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	850,200	1,692
	CSI Solar Co. Ltd. Class A	1,305,961	1,690
	Sunflower Pharmaceutical Group Co. Ltd. Class A	538,108	1,687
	Gaona Aero Material Co. Ltd. Class A	761,440	1,682
	Chongqing Taiji Industry Group Co. Ltd. Class A	478,800	1,679
	Shenzhen Topband Co. Ltd. Class A	1,179,400	1,679
	IKD Co. Ltd. Class A	876,400	1,678
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	1,011,412	1,672
	China Enterprise Co. Ltd. Class A	4,507,535	1,670
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	2,261,083	1,669
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	2,058,401	1,666
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	986,738	1,664
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	868,923	1,663
*	Shanghai Huayi Group Co. Ltd. Class B	3,659,543	1,662
	Jiangsu Linyang Energy Co. Ltd. Class A	1,919,925	1,658
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	979,247	1,656
	DongFeng Automobile Co. Ltd. Class A	1,575,312	1,655
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,593,147	1,654
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	1,308,665	1,652
	KPC Pharmaceuticals Inc. Class A	803,396	1,652
*	Shanghai DZH Ltd. Class A	1,945,300	1,650

		Shares	Market Value ($000)
	Hua Hong Semiconductor Ltd. Class A	322,145	1,649
	Dajin Heavy Industry Co. Ltd. Class A	538,200	1,648
	Zhuhai Huafa Properties Co. Ltd. Class A	1,988,966	1,646
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,327,400	1,645
	Hangzhou Iron & Steel Co. Class A	3,220,086	1,644
	Bank of Chongqing Co. Ltd. Class A	1,626,217	1,639
	Sichuan Development Lomon Co. Ltd. Class A	1,699,600	1,638
*,2	Agile Group Holdings Ltd.	25,851,226	1,636
	Zhejiang Medicine Co. Ltd. Class A	851,350	1,636
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	1,127,053	1,635
	GCL Energy Technology Co. Ltd. Class A	1,499,000	1,634
	BGI Genomics Co. Ltd. Class A	327,049	1,634
	Gansu Energy Chemical Co. Ltd. Class A	4,199,086	1,634
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	490,724	1,632
*	QuantumCTek Co. Ltd. Class A	72,681	1,630
	iRay Technology Co. Ltd. Class A	109,386	1,626
	Shannon Semiconductor Technology Co. Ltd. Class A	401,513	1,626
	Hongta Securities Co. Ltd. Class A	1,638,780	1,625
*,2	Dada Nexus Ltd. ADR	1,231,023	1,625
	Shandong Yulong Gold Co. Ltd. Class A	800,400	1,624
	Huaihe Energy Group Co. Ltd. Class A	3,346,600	1,621
*,1	Red Star Macalline Group Corp. Ltd. Class H	9,956,370	1,619
	Wuxi NCE Power Co. Ltd. Class A	347,281	1,617
	Citic Offshore Helicopter Co. Ltd. Class A	604,400	1,616
	Wuhan DR Laser Technology Corp. Ltd. Class A	234,701	1,616
	Raytron Technology Co. Ltd. Class A	423,045	1,615
	Sino-Platinum Metals Co. Ltd. Class A	865,820	1,612
	Suofeiya Home Collection Co. Ltd. Class A	823,278	1,611
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	2,970,751	1,608
	Henan Mingtai Al Industrial Co. Ltd. Class A	949,276	1,607
	Central China Securities Co. Ltd. Class H	11,610,000	1,602
	Baoji Titanium Industry Co. Ltd. Class A	467,500	1,600
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,430,650	1,596
	Espressif Systems Shanghai Co. Ltd. Class A	105,395	1,590
	Beijing Haohua Energy Resource Co. Ltd. Class A	1,424,760	1,588
	Fushun Special Steel Co. Ltd. Class A	1,960,890	1,588
*	Beijing Shunxin Agriculture Co. Ltd. Class A	668,146	1,588
	Xi'an Bright Laser Technologies Co. Ltd. Class A	218,032	1,585
	Zhuzhou Kibing Group Co. Ltd. Class A	1,870,714	1,584
	GoodWe Technologies Co. Ltd. Class A	189,178	1,582
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	586,150	1,581
	China Tianying Inc. Class A	2,471,620	1,578
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	108,993	1,575
*	Suzhou Secote Precision Electronic Co. Ltd. Class A	170,264	1,573
	Huaqin Technology Co. Ltd. Class A	225,960	1,571
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	731,750	1,570
	Micro-Tech Nanjing Co. Ltd. Class A	186,368	1,569
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,599,294	1,566
*	Polaris Bay Group Co. Ltd. Class A	1,698,898	1,566
	Shanghai Haohai Biological Technology Co. Ltd. Class A	184,214	1,565
*	Bluestar Adisseo Co. Class A	1,009,941	1,563
	Xiamen Xiangyu Co. Ltd. Class A	2,173,328	1,562
	Dongguan Development Holdings Co. Ltd. Class A	1,091,801	1,551
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	387,100	1,549
	BrightGene Bio-Medical Technology Co. Ltd. Class A	414,069	1,546
*	Sinocelltech Group Ltd. Class A	287,325	1,546
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	2,145,709	1,543
	China Tungsten & Hightech Materials Co. Ltd. Class A	1,296,958	1,543
	Yantai Eddie Precision Machinery Co. Ltd. Class A	772,759	1,542
*	Ourpalm Co. Ltd. Class A	2,633,461	1,540
*	Sichuan Hongda Co. Ltd. Class A	1,907,200	1,539
	Beijing Balance Medical Technology Co. Ltd. Class A	109,036	1,539
	China Southern Power Grid Energy Storage Co. Ltd. Class A	1,165,227	1,538
	Joinn Laboratories China Co. Ltd. Class A	733,924	1,536
	Wasu Media Holding Co. Ltd. Class A	1,757,500	1,536
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	1,191,892	1,535
*	Tangshan Jidong Cement Co. Ltd. Class A	2,457,177	1,535
	Wuxi Taiji Industry Co. Ltd. Class A	1,974,951	1,530
	TianShan Material Co. Ltd. Class A	2,027,120	1,526
	Sai Micro Electronics Inc. Class A	693,440	1,523

		Shares	Market Value ($000)
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	1,900,377	1,523
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	203,275	1,522
	Zhejiang Hailiang Co. Ltd. Class A	1,413,416	1,522
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	1,214,900	1,521
	CETC Cyberspace Security Technology Co. Ltd. Class A	810,573	1,521
	Leader Harmonious Drive Systems Co. Ltd. Class A	138,410	1,520
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	634,529	1,519
[1]	Qingdao Port International Co. Ltd. Class H	2,035,915	1,517
	Shanghai Jahwa United Co. Ltd. Class A	611,625	1,517
	CITIC Heavy Industries Co. Ltd. Class A	2,887,879	1,516
	Do-Fluoride New Materials Co. Ltd. Class A	996,870	1,512
	Shantui Construction Machinery Co. Ltd. Class A	1,528,135	1,510
	Winning Health Technology Group Co. Ltd. Class A	1,933,768	1,504
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	1,504
	Sany Renewable Energy Co. Ltd. Class A	426,842	1,504
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	1,239,287	1,502
	Hangzhou EZVIZ Network Co. Ltd. Class A	375,392	1,500
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	898,950	1,498
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,445,840	1,497
	Quectel Wireless Solutions Co. Ltd. Class A	232,330	1,496
*	GCL System Integration Technology Co. Ltd. Class A	5,533,825	1,494
	North Industries Group Red Arrow Co. Ltd. Class A	796,743	1,493
*	Hwa Create Co. Ltd. Class A	583,500	1,493
	Foryou Corp. Class A	400,500	1,488
	Jiangsu Guotai International Group Co. Ltd. Class A	1,608,161	1,487
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	5,286,421	1,485
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,422,000	1,484
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,509,500	1,483
	Vanchip Tianjin Technology Co. Ltd. Class A	306,042	1,480
	Arcsoft Corp. Ltd. Class A	390,648	1,477
	Nantong Jianghai Capacitor Co. Ltd. Class A	814,808	1,476
	Chengxin Lithium Group Co. Ltd. Class A	818,074	1,475
*	Biem.L.Fdlkk Garment Co. Ltd. Class A	489,664	1,475
	Xiamen King Long Motor Group Co. Ltd. Class A	676,646	1,474
	Jingjin Equipment Inc. Class A	575,626	1,473
	Arctech Solar Holding Co. Ltd. Class A	163,228	1,472
	Eyebright Medical Technology Beijing Co. Ltd. Class A	134,676	1,468
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	923,600	1,467
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	105,714	1,464
	Leyard Optoelectronic Co. Ltd. Class A	2,422,939	1,463
	Konfoong Materials International Co. Ltd. Class A	200,376	1,461
*	Guangdong Golden Dragon Development Inc. Class A	892,900	1,459
	Ningbo Boway Alloy Material Co. Ltd. Class A	744,770	1,453
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,951,245	1,449
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	3,903,600	1,448
*	Shenyang Machine Tool Co. Ltd. Class A	1,559,400	1,447
	Xianhe Co. Ltd. Class A	601,745	1,446
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	111,835	1,445
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	2,319,600	1,444
	Datang International Power Generation Co. Ltd. Class A	3,481,067	1,442
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,700,924	1,438
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,244,251	1,438
	Ningbo Huaxiang Electronic Co. Ltd. Class A	793,800	1,438
	Qianhe Condiment & Food Co. Ltd. Class A	755,510	1,435
	Shanghai Wanye Enterprises Co. Ltd. Class A	935,196	1,433
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	731,570	1,432
*	Bank of Xi'an Co. Ltd. Class A	3,115,300	1,432
	Xiamen ITG Group Corp. Ltd. Class A	1,610,674	1,431
*	United Nova Technology Co. Ltd. Class A	2,616,718	1,429
	YGSOFT Inc. Class A	1,925,995	1,427
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	304,612	1,426
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	1,421
	Anhui Jinhe Industrial Co. Ltd. Class A	498,800	1,420
	Jiangsu Shagang Co. Ltd. Class A	2,315,785	1,420
*	Gree Real Estate Co. Ltd. Class A	1,966,420	1,420
	Neusoft Corp. Class A	1,243,366	1,414
	Hubei Yihua Chemical Industry Co. Ltd. Class A	867,400	1,407
	ORG Technology Co. Ltd. Class A	2,362,407	1,401
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	163,713	1,401
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	795,661	1,398

		Shares	Market Value ($000)
	Jiangsu Xukuang Energy Co. Ltd. Class A	2,056,800	1,397
*	Greenland Holdings Corp. Ltd. Class A	7,020,876	1,397
*	China Merchants Property Operation & Service Co. Ltd. Class A	1,015,616	1,396
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	974,471	1,395
	Wuhu Token Science Co. Ltd. Class A	2,185,083	1,390
	Oppein Home Group Inc. Class A	220,397	1,387
	Huaxia Eye Hospital Group Co. Ltd. Class A	497,500	1,386
	Jiangzhong Pharmaceutical Co. Ltd. Class A	441,100	1,385
	Shenzhen Expressway Corp. Ltd. Class A	953,204	1,385
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	302,933	1,383
*,2	Youdao Inc. ADR	445,547	1,381
	G-bits Network Technology Xiamen Co. Ltd. Class A	59,800	1,380
	Advanced Technology & Materials Co. Ltd. Class A	1,160,300	1,378
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	2,081,320	1,378
	CMST Development Co. Ltd. Class A	2,022,131	1,376
*	Shandong Hi-Speed New Energy Group Ltd.	7,242,343	1,374
	Kailuan Energy Chemical Co. Ltd. Class A	1,599,269	1,371
	Edifier Technology Co. Ltd. Class A	835,300	1,370
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	2,895,655	1,367
	Chinalin Securities Co. Ltd. Class A	924,427	1,366
	Risen Energy Co. Ltd. Class A	898,500	1,362
	Zhongmin Energy Co. Ltd. Class A	1,855,427	1,361
*	Antong Holdings Co. Ltd. Class A	4,305,231	1,359
	Sanwei Holding Group Co. Ltd. Class A	900,939	1,359
*	Inner Mongolia Dazhong Mining Co. Ltd. Class A	1,151,900	1,359
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	428,970	1,356
	Caida Securities Co. Ltd. Class A	1,598,300	1,356
	Sichuan Hexie Shuangma Co. Ltd. Class A	801,412	1,356
*	Addsino Co. Ltd. Class A	1,497,900	1,356
	Goke Microelectronics Co. Ltd. Class A	176,849	1,355
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,740,052	1,353
	Shenzhen Desay Battery Technology Co. Class A	377,942	1,349
	Bright Dairy & Food Co. Ltd. Class A	1,183,800	1,346
	Sanquan Food Co. Ltd. Class A	873,620	1,342
	Anhui Huaheng Biotechnology Co. Ltd. Class A	218,225	1,339
	CITIC Metal Co. Ltd. Class A	1,386,300	1,335
	Autel Intelligent Technology Corp. Ltd. Class A	371,412	1,332
	BOC International China Co. Ltd. Class A	1,019,327	1,327
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	549,579	1,326
	Zhejiang Yinlun Machinery Co. Ltd. Class A	599,800	1,323
	Riyue Heavy Industry Co. Ltd. Class A	930,460	1,320
	Shenzhen Yinghe Technology Co. Ltd. Class A	620,560	1,318
	Xinxiang Richful Lube Additive Co. Ltd. Class A	231,560	1,316
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,920,805	1,314
	Tibet Mineral Development Co. Class A	522,300	1,313
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	2,197,418	1,312
	Xinhuanet Co. Ltd. Class A	452,800	1,308
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,447,940	1,307
	Wuxi Rural Commercial Bank Co. Ltd. Class A	1,810,900	1,306
*	Beijing Jetsen Technology Co. Ltd. Class A	2,422,335	1,302
	Wondershare Technology Group Co. Ltd. Class A	193,097	1,301
	Xinjiang Joinworld Co. Ltd. Class A	1,379,316	1,301
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	1,703,900	1,299
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	510,540	1,298
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	1,128,619	1,298
*	Angang Steel Co. Ltd. Class A	4,292,302	1,296
	Fujian Longking Co. Ltd. Class A	800,200	1,295
[2]	Helens International Holdings Co. Ltd.	4,874,500	1,295
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	374,762	1,295
	Taiji Computer Corp. Ltd. Class A	556,906	1,292
	Guangzhou Wondfo Biotech Co. Ltd. Class A	372,118	1,292
*	Chongqing Iron & Steel Co. Ltd. Class A	8,556,724	1,291
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	1,237,659	1,287
[1]	Joinn Laboratories China Co. Ltd. Class H	1,348,463	1,287
*	Shanghai Anlogic Infotech Co. Ltd. Class A	397,342	1,286
	CETC Digital Technology Co. Ltd. Class A	526,968	1,285
	Norinco International Cooperation Ltd. Class A	939,308	1,284
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	423,600	1,284
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	231,504	1,279
	Perfect World Co. Ltd. Class A	1,178,410	1,278

		Shares	Market Value ($000)
*	COFCO Biotechnology Co. Ltd. Class A	1,807,600	1,278
*	Orbbee Inc. Class A	341,761	1,278
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,441,275	1,277
*	BeiGene Ltd. Class A	71,125	1,276
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	472,387	1,275
*,2	Jin Medical International Ltd.	455,071	1,274
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	791,417	1,272
*	Sinochem International Corp. Class A	2,410,916	1,272
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	168,756	1,271
	Sansure Biotech Inc. Class A	472,076	1,268
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	1,926,460	1,268
	Shanghai Datun Energy Resources Co. Ltd. Class A	745,100	1,267
*	China Aluminum International Engineering Corp. Ltd. Class A	2,145,700	1,267
	Rizhao Port Co. Ltd. Class A	3,208,600	1,265
	Leo Group Co. Ltd. Class A	5,976,111	1,259
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	884,542	1,258
	Shanghai AJ Group Co. Ltd. Class A	2,177,598	1,256
*	Roshow Technology Co. Ltd. Class A	1,598,800	1,256
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	626,784	1,256
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	692,300	1,255
	Fibocom Wireless Inc. Class A	725,346	1,254
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	853,819	1,249
	Fujian Expressway Development Co. Ltd. Class A	2,427,300	1,243
	Jiangsu Azure Corp. Class A	1,053,150	1,243
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	1,946,363	1,242
	Nanjing Cosmos Chemical Co. Ltd. Class A	274,000	1,242
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	904,798	1,240
	Yankershop Food Co. Ltd. Class A	235,410	1,239
	Cheng De Lolo Co. Ltd. Class A	1,132,872	1,239
	Shenzhen Kinwong Electronic Co. Ltd. Class A	343,556	1,239
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	497,504	1,237
	Baimtec Material Co. Ltd. Class A	170,514	1,237
	Sinofibers Technology Co. Ltd. Class A	403,400	1,236
	Skyverse Technology Co. Ltd. Class A	168,225	1,236
	Jiangsu ToLand Alloy Co. Ltd. Class A	333,255	1,233
	Henan Zhongyuan Expressway Co. Ltd. Class A	2,397,600	1,233
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	754,808	1,232
	Changhong Meiling Co. Ltd. Class A	1,078,628	1,231
	Changjiang Publishing & Media Co. Ltd. Class A	1,099,100	1,231
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	228,782	1,231
	Shenzhen YHLO Biotech Co. Ltd. Class A	448,217	1,229
	C&S Paper Co. Ltd. Class A	1,224,890	1,229
	Lakala Payment Co. Ltd. Class A	718,400	1,228
*	CIMC Vehicles Group Co. Ltd. Class A	1,008,200	1,228
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,120,128	1,227
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	198,100	1,227
	Baowu Magnesium Technology Co. Ltd. Class A	863,707	1,224
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	389,480	1,223
	Suzhou Anjie Technology Co. Ltd. Class A	613,109	1,223
*	Farasis Energy Gan Zhou Co. Ltd. Class A	915,556	1,222
*,1,2	XJ International Holdings Co. Ltd.	46,036,000	1,221
	Laobaixing Pharmacy Chain JSC Class A	634,650	1,221
	JSTI Group Class A	1,199,857	1,218
	Sichuan Jiuzhou Electric Co. Ltd. Class A	817,200	1,218
	Tibet Urban Development & Investment Co. Ltd. Class A	755,514	1,218
	Yunda Holding Co. Ltd. Class A	1,190,669	1,217
	Guocheng Mining Co. Ltd. Class A	870,800	1,216
	Rockchip Electronics Co. Ltd. Class A	141,900	1,216
	Bank of Suzhou Co. Ltd. Class A	1,219,570	1,215
*	Henan Zhongfu Industry Co. Ltd. Class A	3,586,700	1,215
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	519,058	1,214
	Jihua Group Corp. Ltd. Class A	3,491,500	1,213
	Qingdao Haier Biomedical Co. Ltd. Class A	274,959	1,212
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,751,501	1,209
	Beijing Dahao Technology Corp. Ltd. Class A	676,544	1,206
	Levima Advanced Materials Corp. Class A	639,500	1,206
	Neway Valve Suzhou Co. Ltd. Class A	488,809	1,206
	Kehua Data Co. Ltd. Class A	440,300	1,204
	Qinhuangdao Port Co. Ltd. Class A	2,553,900	1,204
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	328,826	1,201

		Shares	Market Value ($000)
	Wuxi Autowell Technology Co. Ltd. Class A	220,872	1,200
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,115,150	1,198
	Shanghai Environment Group Co. Ltd. Class A	1,146,008	1,197
	Kaishan Group Co. Ltd. Class A	934,508	1,196
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	220,428	1,194
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	219,132	1,193
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	372,926	1,193
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,374,513	1,192
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,774,500	1,191
	Beibuwan Port Co. Ltd. Class A	1,122,600	1,190
	Giantec Semiconductor Corp. Class A	161,378	1,189
*	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	1,159,800	1,189
	Chengzhi Co. Ltd. Class A	1,199,628	1,187
*	Hybio Pharmaceutical Co. Ltd. Class A	896,391	1,186
	Jiangling Motors Corp. Ltd. Class A	266,198	1,183
*	Shenzhen Mason Technologies Co. Ltd. Class A	848,500	1,182
	China CAMC Engineering Co. Ltd. Class A	1,168,000	1,182
	Shanghai SMI Holding Co. Ltd. Class A	2,404,797	1,181
*	Grandjoy Holdings Group Co. Ltd. Class A	3,472,800	1,178
	China Bester Group Telecom Co. Ltd. Class A	409,299	1,176
	Shanghai Bailian Group Co. Ltd. Class A	1,062,488	1,175
	Guangdong Advertising Group Co. Ltd. Class A	1,672,622	1,174
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,180,100	1,174
	Xiamen Kingdomway Group Co. Class A	599,100	1,173
[2]	China South City Holdings Ltd.	51,225,258	1,172
	Yunnan Energy Investment Co. Ltd. Class A	751,155	1,172
	Jiangsu Expressway Co. Ltd. Class A	657,798	1,172
	Longshine Technology Group Co. Ltd. Class A	975,625	1,171
	Sineng Electric Co. Ltd. Class A	289,448	1,170
	Sichuan Yahua Industrial Group Co. Ltd. Class A	933,500	1,169
	China National Accord Medicines Corp. Ltd. Class A	277,351	1,163
	Mehow Innovative Ltd. Class A	309,900	1,163
	Yangling Metron New Material Inc. Class A	436,300	1,162
	Anhui Guangxin Agrochemical Co. Ltd. Class A	743,036	1,160
	Castech Inc. Class A	362,340	1,160
	Jiangxi Ganneng Co. Ltd. Class A	992,742	1,158
*	Rising Nonferrous Metals Share Co. Ltd. Class A	322,720	1,158
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	475,864	1,156
	Shinva Medical Instrument Co. Ltd. Class A	476,122	1,156
*,2	LVGEM China Real Estate Investment Co. Ltd.	15,562,000	1,154
	Shanghai Pret Composites Co. Ltd. Class A	1,003,062	1,154
*	Tongdao Liepin Group	3,816,200	1,153
*	Founder Technology Group Corp. Class A	2,720,000	1,152
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	602,299	1,150
[1]	Orient Securities Co. Ltd. Class H	2,752,800	1,148
	Guangzhou Restaurant Group Co. Ltd. Class A	534,761	1,145
	Gansu Yasheng Industrial Group Co. Ltd. Class A	3,351,600	1,141
*	Anhui Golden Seed Winery Co. Ltd. Class A	659,801	1,141
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	929,331	1,141
	China CYTS Tours Holding Co. Ltd. Class A	825,868	1,141
	Hangzhou Dptech Technologies Co. Ltd. Class A	676,947	1,140
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,433,996	1,140
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,448,300	1,137
	Shanxi Coking Co. Ltd. Class A	2,255,474	1,134
	Beijing eGOVA Co. Ltd. Class A	571,612	1,134
	Jiangsu Guoxin Corp. Ltd. Class A	1,130,100	1,133
	TRS Information Technology Corp. Ltd. Class A	626,800	1,133
	Anhui Yingliu Electromechanical Co. Ltd. Class A	666,680	1,133
	FAWER Automotive Parts Co. Ltd. Class A	1,597,545	1,131
	Jack Technology Co. Ltd. Class A	309,475	1,131
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,547,217	1,131
	Anhui Xinhua Media Co. Ltd. Class A	1,299,982	1,131
	Ningbo Xusheng Group Co. Ltd. Class A	811,263	1,130
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	895,644	1,129
	Beijing Gehua CATV Network Co. Ltd. Class A	1,339,400	1,128
*	3peak Inc. Class A	90,605	1,128
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	1,648,999	1,128
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	203,700	1,128
	Shenzhen Microgate Technology Co. Ltd. Class A	822,600	1,128
	China Science Publishing & Media Ltd. Class A	449,100	1,127

		Shares	Market Value ($000)
*	Cinda Real Estate Co. Ltd. Class A	2,756,335	1,126
	Hsino Tower Group Co. Ltd. Class A	2,044,000	1,124
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,220,832	1,123
	Fangda Special Steel Technology Co. Ltd. Class A	2,024,055	1,121
	Xinfengming Group Co. Ltd. Class A	606,451	1,120
	Anhui Kouzi Distillery Co. Ltd. Class A	211,827	1,119
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	626,595	1,118
	Focus Technology Co. Ltd. Class A	310,120	1,116
	Shengda Resources Co. Ltd. Class A	713,800	1,116
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	888,150	1,115
	Dongguan Yiheda Automation Co. Ltd. Class A	416,482	1,114
	CQ Pharmaceutical Holding Co. Ltd. Class A	1,688,400	1,110
	Telling Telecommunication Holding Co. Ltd. Class A	994,100	1,110
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	196,600	1,109
*	Visionox Technology Inc. Class A	1,281,646	1,109
	Guangdong Aofei Data Technology Co. Ltd. Class A	783,908	1,108
	XTC New Energy Materials Xiamen Co. Ltd. Class A	253,488	1,105
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	382,700	1,104
	Shenzhen Agricultural Products Group Co. Ltd. Class A	1,518,429	1,104
	Camel Group Co. Ltd. Class A	1,063,051	1,103
	Beijing Wandong Medical Technology Co. Ltd. Class A	633,223	1,100
*	Beijing Compass Technology Development Co. Ltd. Class A	196,800	1,099
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	738,600	1,099
	Shenzhen CECport Technologies Co. Ltd. Class A	508,000	1,099
	Anker Innovations Technology Co. Ltd. Class A	145,860	1,098
	Zhuzhou Times New Material Technology Co. Ltd. Class A	802,800	1,093
	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	1,093
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	473,849	1,093
	Huapont Life Sciences Co. Ltd. Class A	1,986,101	1,092
	Far East Smarter Energy Co. Ltd. Class A	2,130,760	1,090
	Pylon Technologies Co. Ltd. Class A	187,357	1,086
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	959,788	1,084
	Shanghai Stonehill Technology Co. Ltd. Class A	3,192,027	1,084
	Windey Energy Technology Group Co. Ltd. Class A	684,528	1,078
	China TransInfo Technology Co. Ltd. Class A	884,700	1,078
	Wuxi Boton Technology Co. Ltd. Class A	480,204	1,077
*	Shandong Chenming Paper Holdings Ltd. Class A	2,186,691	1,077
	Autobio Diagnostics Co. Ltd. Class A	184,080	1,073
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	6,449,000	1,072
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	1,054,500	1,072
	Shandong Publishing & Media Co. Ltd. Class A	711,600	1,071
	City Development Environment Co. Ltd. Class A	654,680	1,071
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	180,760	1,069
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,506,900	1,069
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	474,450	1,068
	Beijing Strong Biotechnologies Inc. Class A	565,885	1,067
	Ningxia Jiaze New Energy Co. Ltd. Class A	2,495,200	1,067
[1]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	6,503,009	1,065
	Guangzhou Guangri Stock Co. Ltd. Class A	728,000	1,065
	Hubei Chutian Smart Communication Co. Ltd. Class A	1,737,600	1,065
	Estun Automation Co. Ltd. Class A	578,674	1,064
	New Guomai Digital Culture Co. Ltd. Class A	733,200	1,064
	Xinyu Iron & Steel Co. Ltd. Class A	2,314,000	1,064
	Valiant Co. Ltd. Class A	802,650	1,063
	Youngy Co. Ltd. Class A	239,500	1,061
*	Chengdu CORPRO Technology Co. Ltd. Class A	519,000	1,058
	Shenzhen Changhong Technology Co. Ltd. Class A	485,400	1,057
	Guangzhou Automobile Group Co. Ltd. Class A	926,800	1,056
*,1	Shimao Services Holdings Ltd.	11,145,000	1,055
	Zhejiang Narada Power Source Co. Ltd. Class A	879,962	1,054
	IReader Technology Co. Ltd. Class A	434,794	1,054
	NYOCOR Co. Ltd. Class A	1,483,800	1,052
	Hangzhou Sunrise Technology Co. Ltd. Class A	524,066	1,050
*	Gosuncn Technology Group Co. Ltd. Class A	1,697,592	1,046
	Sinomach Automobile Co. Ltd. Class A	1,218,000	1,045
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	1,039,390	1,043
	Innovation New Material Technology Co. Ltd. Class A	1,767,600	1,043
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	137,000	1,042
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	827,460	1,042
	Chongqing Water Group Co. Ltd. Class A	1,484,150	1,042

		Shares	Market Value ($000)
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	1,984,439	1,041
	Shenzhen Tagen Group Co. Ltd. Class A	1,970,094	1,041
	North China Pharmaceutical Co. Ltd. Class A	1,585,460	1,038
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	753,400	1,038
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,340,005	1,036
*	Greattown Holdings Ltd. Class A	2,188,021	1,036
	Renhe Pharmacy Co. Ltd. Class A	1,323,248	1,036
	Triumph Science & Technology Co. Ltd. Class A	774,750	1,036
	Zhejiang Communications Technology Co. Ltd. Class A	2,038,540	1,035
	Advanced Fiber Resources Zhuhai Ltd. Class A	213,555	1,030
*	Shenzhen Baoming Technology Co. Ltd. Class A	148,300	1,030
*	Genimous Technology Co. Ltd. Class A	1,270,335	1,028
	Jiangsu Cnano Technology Co. Ltd. Class A	335,051	1,024
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,482,615	1,024
	Liaoning Chengda Biotechnology Co. Ltd. Class A	304,927	1,023
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	323,000	1,022
	Zhejiang HangKe Technology Inc. Co. Class A	429,723	1,021
*	Sensteed Hi-tech Group Class A	6,356,300	1,021
	Beijing SL Pharmaceutical Co. Ltd. Class A	1,024,046	1,021
	Guangdong Tapai Group Co. Ltd. Class A	1,041,936	1,020
	Zhongtong Bus Co. Ltd. Class A	607,400	1,018
	Southern Publishing & Media Co. Ltd. Class A	624,100	1,016
	Beijing SuperMap Software Co. Ltd. Class A	490,500	1,014
	Aotecar New Energy Technology Co. Ltd. Class A	2,987,100	1,014
	ZheJiang Dali Technology Co. Ltd. Class A	552,794	1,013
	Tianneng Battery Group Co. Ltd. Class A	324,087	1,013
	Joyoung Co. Ltd. Class A	682,392	1,012
	Jinyu Bio-Technology Co. Ltd. Class A	1,072,250	1,012
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	440,200	1,011
	Shanghai Awinic Technology Co. Ltd. Class A	155,025	1,010
	Shandong Denghai Seeds Co. Ltd. Class A	864,118	1,009
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	383,649	1,007
	China Publishing & Media Co. Ltd. Class A	1,231,700	1,006
	Nanjing Hanrui Cobalt Co. Ltd. Class A	286,200	1,006
	DeHua TB New Decoration Materials Co. Ltd. Class A	760,550	1,002
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	372,934	1,002
	CIG Shanghai Co. Ltd. Class A	234,700	998
	Chongqing Department Store Co. Ltd. Class A	374,760	997
	Tofflon Science & Technology Group Co. Ltd. Class A	622,854	997
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	729,946	997
*	UTour Group Co. Ltd. Class A	1,051,725	996
	AUCMA Co. Ltd. Class A	1,427,501	995
	China Merchants Port Group Co. Ltd. Class A	356,900	995
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	514,700	995
	Changzhou Qianhong Biopharma Co. Ltd. Class A	1,317,650	993
*,1	CStone Pharmaceuticals	6,242,500	992
	Huangshan Novel Co. Ltd. Class A	769,699	992
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	1,614,865	992
	Anhui Construction Engineering Group Co. Ltd. Class A	1,699,609	991
	Fujian Apex Software Co. Ltd. Class A	220,440	991
	Hoyuan Green Energy Co. Ltd. Class A	452,698	991
	Sino Biological Inc. Class A	110,770	991
	CTS International Logistics Corp. Ltd. Class A	1,278,662	988
	Stanley Agricultural Group Co. Ltd. Class A	1,085,928	987
	Jiang Su Suyan Jingshen Co. Ltd. Class A	761,500	987
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	215,200	986
*	Hytera Communications Corp. Ltd. Class A	1,706,265	985
*	Yueyang Forest & Paper Co. Ltd. Class A	2,021,160	982
*	Sansteel Minguang Co. Ltd. Fujian Class A	2,397,156	982
	Fujian Star-net Communication Co. Ltd. Class A	532,981	981
	Dashang Co. Ltd. Class A	440,220	981
	Moon Environment Technology Co. Ltd. Class A	795,284	980
	Zhejiang Huatie Emergency Equipment Science & Technology Co. Ltd. Class A	1,415,100	980
*	Shenzhen Dynanonic Co. Ltd. Class A	256,032	980
	Sangfor Technologies Inc. Class A	143,182	980
	Shenzhen Huaqiang Industry Co. Ltd. Class A	782,836	978
	Hangzhou Shunwang Technology Co. Ltd. Class A	680,200	977
	Zhejiang Wanma Co. Ltd. Class A	1,015,772	977
	Shanghai Bailian Group Co. Ltd. Class B	2,222,647	976
	Dian Diagnostics Group Co. Ltd. Class A	561,937	976

		Shares	Market Value ($000)
*	China Express Airlines Co. Ltd. Class A	1,118,500	974
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,444,129	973
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	914,200	973
	China Southern Power Grid Technology Co. Ltd. Class A	257,685	972
	XGD Inc. Class A	441,300	971
	Guangxi Wuzhou Communications Co. Ltd. Class A	1,860,272	971
*	Shanghai Huayi Group Co. Ltd. Class A	1,096,976	970
	Luenmei Quantum Co. Ltd. Class A	1,286,022	970
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	334,750	969
*	Wonders Information Co. Ltd. Class A	1,233,500	967
*	Hubei Biocause Pharmaceutical Co. Ltd. Class A	3,711,100	967
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	122,917	966
	Zhongyuan Environment-Protection Co. Ltd. Class A	923,568	965
	Amoy Diagnostics Co. Ltd. Class A	368,460	965
	Hainan Drinda New Energy Technology Co. Ltd. Class A	181,890	964
	Guizhou Chanhen Chemical Corp. Class A	404,800	964
	Hainan Haide Capital Management Co. Ltd. Class A	1,271,963	963
	Eternal Asia Supply Chain Management Ltd. Class A	2,288,200	963
	Shanghai Yaoji Technology Co. Ltd. Class A	386,659	962
	Zhejiang Hangmin Co. Ltd. Class A	1,012,684	962
	China Sports Industry Group Co. Ltd. Class A	908,800	960
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	1,086,522	958
*	PNC Process Systems Co. Ltd. Class A	311,280	956
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	784,540	955
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	3,064,100	955
	Guangdong Vanward New Electric Co. Ltd. Class A	727,140	954
*	LianChuang Electronic Technology Co. Ltd. Class A	989,561	954
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	785,400	954
	Jinhong Gas Co. Ltd. Class A	362,709	952
	Suzhou Good-Ark Electronics Co. Ltd. Class A	837,100	952
*	Triangle Tyre Co. Ltd. Class A	455,000	951
*	Fulin Precision Co. Ltd. Class A	1,054,400	950
*	Remegen Co. Ltd. Class A	251,736	947
*	Harbin Pharmaceutical Group Co. Ltd. Class A	2,186,931	947
	Luxin Venture Capital Group Co. Ltd. Class A	698,508	945
	Grinm Advanced Materials Co. Ltd. Class A	748,000	945
	Sino Wealth Electronic Ltd. Class A	336,367	945
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	588,803	944
	Central China Land Media Co. Ltd. Class A	663,500	944
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,329,500	943
*	VanJee Technology Co. Ltd. Class A	201,160	943
	Befar Group Co. Ltd. Class A	1,918,734	943
	Lingyun Industrial Corp. Ltd. Class A	748,416	941
*	Alpha Group Class A	1,167,001	940
	Sunward Intelligent Equipment Co. Ltd. Class A	1,093,720	940
*	Bestway Marine & Energy Technology Co. Ltd. Class A	1,738,650	940
	Yusys Technologies Co. Ltd. Class A	618,780	938
*	Shanying International Holding Co. Ltd. Class A	4,633,725	937
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,436,000	937
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	1,706,976	936
*	Shandong Dongyue Silicone Material Co. Ltd. Class A	986,800	936
	Sichuan Injet Electric Co. Ltd. Class A	179,400	934
	Yixintang Pharmaceutical Group Co. Ltd. Class A	490,554	934
	Ningxia Building Materials Group Co. Ltd. Class A	594,588	934
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	457,342	933
	Shenzhen FRD Science & Technology Co. Ltd. Class A	465,019	933
	Shenzhen Leaguer Co. Ltd. Class A	1,145,721	933
	Yuanjie Semiconductor Technology Co. Ltd. Class A	58,211	933
	Tongyu Heavy Industry Co. Ltd. Class A	3,501,757	931
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	580,150	931
	Bros Eastern Co. Ltd. Class A	1,423,289	930
*	Zotye Automobile Co. Ltd. Class A	4,412,600	929
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,305,666	928
	Suzhou Nanomicro Technology Co. Ltd. Class A	359,533	928
	Porton Pharma Solutions Ltd. Class A	527,750	928
	Daan Gene Co. Ltd. Class A	1,317,523	924
*	Tianma Microelectronics Co. Ltd. Class A	933,205	923
*	Shandong Longda Meishi Co. Ltd. Class A	904,000	922
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	368,300	921
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	463,100	920

		Shares	Market Value ($000)
*	Zhejiang Yongtai Technology Co. Ltd. Class A	818,613	917
*	Minmetals Development Co. Ltd. Class A	1,027,086	914
*	Xian International Medical Investment Co. Ltd. Class A	1,403,500	912
*	Financial Street Holdings Co. Ltd. Class A	2,880,311	912
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	328,500	911
	Keboda Technology Co. Ltd. Class A	129,581	910
	Range Intelligent Computing Technology Group Co. Ltd. Class A	290,600	910
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	1,269,500	910
	Appotronics Corp. Ltd. Class A	421,869	909
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	615,100	909
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	1,844,250	908
	Top Energy Co. Ltd. Shanxi Class A	1,237,044	907
	Henan Yuguang Gold & Lead Co. Ltd. Class A	1,102,100	906
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	171,600	905
	Guobang Pharma Ltd. Class A	386,400	905
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,047,950	905
	Guangdong Provincial Expressway Development Co. Ltd. Class A	602,600	904
	Shandong WIT Dyne Health Co. Ltd. Class A	227,050	904
	Guangzhou Port Co. Ltd. Class A	2,060,800	903
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	221,081	903
*	Bio-Thera Solutions Ltd. Class A	298,835	903
	Zhejiang Wanliyang Co. Ltd. Class A	1,312,500	903
	Innuovo Technology Co. Ltd. Class A	1,119,455	901
*	Tangrenshen Group Co. Ltd. Class A	1,175,650	901
	Kunshan Dongwei Technology Co. Ltd. Class A	255,990	899
	PCI Technology Group Co. Ltd. Class A	1,652,858	898
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	253,700	896
*	CICT Mobile Communication Technology Co. Ltd. Class A	1,239,435	896
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	718,339	894
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	2,698,046	893
	Shenzhen Hopewind Electric Co. Ltd. Class A	427,900	893
	Jiangling Motors Corp. Ltd. Class B	635,970	887
	China International Marine Containers Group Co. Ltd. Class A	807,410	887
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,120,686	886
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	702,487	886
	Bank of Lanzhou Co. Ltd. Class A	2,782,400	886
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	196,511	884
	Sichuan Haite High-tech Co. Ltd. Class A	649,180	883
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	578,600	881
	ZWSOFT Co. Ltd. Guangzhou Class A	95,649	881
	China Animal Husbandry Industry Co. Ltd. Class A	950,266	880
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	347,633	877
*	Dongfeng Electronic Technology Co. Ltd. Class A	690,804	877
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	190,956	876
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	858,650	874
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,150,408	874
*,3	China Grand Automotive Services Group Co. Ltd. Class A	8,161,210	873
	Shanghai AtHub Co. Ltd. Class A	480,297	873
	Foran Energy Group Co. Ltd. Class A	610,931	870
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	856,902	869
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	1,627,900	869
	Shandong Lukang Pharma Class A	867,190	868
	Chengdu Kanghua Biological Products Co. Ltd. Class A	118,050	868
*	Primarius Technologies Co. Ltd. Class A	400,608	868
	Chow Tai Seng Jewellery Co. Ltd. Class A	515,325	864
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,204,044	862
*	Dosilicon Co. Ltd. Class A	319,989	862
*	Ningxia Western Venture Industrial Co. Ltd. Class A	1,478,651	858
	PhiChem Corp. Class A	498,100	858
	Bear Electric Appliance Co. Ltd. Class A	127,600	856
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	631,460	855
	Easyhome New Retail Group Co. Ltd. Class A	2,402,000	855
	Zhejiang Construction Investment Group Co. Ltd. Class A	803,378	855
*	China Reform Health Management & Services Group Co. Ltd. Class A	842,492	853
	Ningbo Peacebird Fashion Co. Ltd. Class A	451,729	853
	Beijing GeoEnviron Engineering & Technology Inc. Class A	1,167,540	853
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	692,454	851
	TDG Holdings Co. Ltd. Class A	940,100	850
	China International Capital Corp. Ltd. Class A	202,700	850
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	1,067,710	849

		Shares	Market Value ($000)
	Guangdong Shirongzhaoye Co. Ltd. Class A	987,017	849
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	656,150	849
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	163,895	848
	Linktel Technologies Co. Ltd. Class A	104,180	848
	Visual China Group Co. Ltd. Class A	526,231	848
	Guizhou Tyre Co. Ltd. Class A	1,253,971	847
	Hunan Zhongke Electric Co. Ltd. Class A	724,000	846
	Qingdao Gaoce Technology Co. Ltd. Class A	496,385	844
*	Shenzhen Infogem Technologies Co. Ltd. Class A	677,080	841
*	Hunan Changyuan Lico Co. Ltd. Class A	1,294,560	839
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,526,301	839
	Vats Liquor Chain Store Management JSC Ltd. Class A	428,658	838
	JS Corrugating Machinery Co. Ltd. Class A	532,900	837
	Yuneng Technology Co. Ltd. Class A	120,197	837
*	Wellhope Foods Co. Ltd. Class A	854,101	837
	Nanjing Vazyme Biotech Co. Ltd. Class A	290,746	836
*	Zhejiang Vie Science & Technology Co. Ltd. Class A	460,400	835
	Changshu Tianyin Electromechanical Co. Ltd. Class A	412,893	835
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	231,913	835
	NanJi E-Commerce Co. Ltd. Class A	2,206,043	834
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,345,900	832
	Archermind Technology Nanjing Co. Ltd. Class A	195,091	832
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	403,091	832
	Jade Bird Fire Co. Ltd. Class A	525,970	832
	Mesnac Co. Ltd. Class A	860,489	831
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,438,150	831
	Chongqing Chuanyi Automation Co. Ltd. Class A	326,363	830
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,040,200	828
	Lushang Freda Pharmaceutical Co. Ltd. Class A	925,879	826
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	281,658	825
*	TPV Technology Co. Ltd. Class A	3,004,300	825
*	Hunan New Wellful Co. Ltd. Class A	974,000	825
	China Oilfield Services Ltd. Class A	395,000	825
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	408,869	824
	Chengdu Wintrue Holding Co. Ltd. Class A	868,170	824
*	Xinxiang Chemical Fiber Co. Ltd. Class A	1,663,349	823
	Lancy Co. Ltd. Class A	430,900	822
	Shanghai Liangxin Electrical Co. Ltd. Class A	925,872	817
	Winall Hi-Tech Seed Co. Ltd. Class A	935,130	816
*	Huafu Fashion Co. Ltd. Class A	1,703,810	815
	Guomai Technologies Inc. Class A	968,065	815
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	489,814	815
*	Pengxin International Mining Co. Ltd. Class A	2,456,000	814
	Jinxi Axle Co. Ltd. Class A	1,804,300	814
*	Shanghai Milkground Food Tech Co. Ltd. Class A	433,674	814
	GRG Metrology & Test Group Co. Ltd. Class A	466,500	813
	Guangxi LiuYao Group Co. Ltd. Class A	339,186	813
	Shanghai Bright Meat Group Co. Ltd. Class A	1,019,098	811
	Hand Enterprise Solutions Co. Ltd. Class A	934,100	810
	Luyang Energy-Saving Materials Co. Ltd.	509,771	809
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	527,943	807
	Guangdong South New Media Co. Ltd. Class A	176,292	806
	Luolai Lifestyle Technology Co. Ltd. Class A	784,283	805
*	HyUnion Holding Co. Ltd. Class A	1,101,382	805
	FESCO Group Co. Ltd. Class A	370,348	805
	PharmaBlock Sciences Nanjing Inc. Class A	195,905	805
*	Shenzhen Hello Tech Energy Co. Ltd. Class A	86,174	802
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	425,267	801
	Shenma Industry Co. Ltd. Class A	939,904	797
*	CGN Nuclear Technology Development Co. Ltd. Class A	918,427	795
*	Sinopec Oilfield Service Corp. Class H	12,400,608	794
	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	727,100	793
	Tayho Advanced Materials Group Co. Ltd. Class A	668,261	792
*	Wencan Group Co. Ltd. Class A	229,786	792
	Guangxi Energy Co. Ltd. Class A	1,383,240	789
*	Toyou Feiji Electronics Co. Ltd. Class A	518,435	786
	Fujian Boss Software Development Co. Ltd. Class A	484,033	785
	Skyworth Digital Co. Ltd. Class A	686,100	785
	Chengdu Leejun Industrial Co. Ltd. Class A	1,022,161	783
*	Nations Technologies Inc. Class A	521,400	782

		Shares	Market Value ($000)
	Zhejiang Chengchang Technology Co. Ltd. Class A	157,627	782
	Ningbo Yongxin Optics Co. Ltd. Class A	97,100	777
	Beijing CTJ Information Technology Co. Ltd. Class A	282,693	777
*	Sun Create Electronics Co. Ltd. Class A	304,876	775
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	763,490	774
	Shenzhen Aisidi Co. Ltd. Class A	611,320	774
	Jiangsu Yunyi Electric Co. Ltd. Class A	878,840	773
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	1,671,024	773
	Emei Shan Tourism Co. Ltd. Class A	478,100	772
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	422,995	770
	Chengdu RML Technology Co. Ltd. Class A	113,827	770
*	Western Region Gold Co. Ltd. Class A	468,800	770
*	Hunan Corun New Energy Co. Ltd. Class A	1,484,230	769
	Vatti Corp. Ltd. Class A	842,448	768
*	Guoguang Electric Co. Ltd. Class A	480,600	765
*	JoulWatt Technology Co. Ltd. Class A	343,651	765
	Sumavision Technologies Co. Ltd. Class A	1,336,200	765
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	231,660	764
	Kuangda Technology Group Co. Ltd. Class A	1,463,584	764
	Sichuan EM Technology Co. Ltd. Class A	825,890	761
*	Beijing VRV Software Corp. Ltd. Class A	1,365,700	760
	Kidswant Children Products Co. Ltd. Class A	1,017,800	759
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	1,046,351	759
*	Rongan Property Co. Ltd. Class A	2,008,772	759
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	1,993,124	758
	Luoniushan Co. Ltd. Class A	1,097,907	758
*	Tianjin Trolia Information Technology Co. Ltd. Class A	3,079,300	758
*	Taiyuan Heavy Industry Co. Ltd. Class A	2,819,613	757
	Chongqing Road & Bridge Co. Ltd. Class A	1,338,000	756
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	525,800	755
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	330,880	754
	Shenzhen Sunline Tech Co. Ltd. Class A	692,152	753
	Jiangsu Hongdou Industrial Co. Ltd. Class A	2,523,975	752
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	379,500	750
*	Lecron Industrial Development Group Co. Ltd. Class A	1,128,300	750
*	Lier Chemical Co. Ltd. Class A	706,221	749
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	475,500	748
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	736,081	748
	East Group Co. Ltd. Class A	1,984,000	747
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	1,269,206	747
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,609,931	746
	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	171,000	746
	Xilinmen Furniture Co. Ltd. Class A	357,900	745
	Foshan Electrical & Lighting Co. Ltd. Class B	2,414,061	744
	Chengdu Hongqi Chain Co. Ltd. Class A	1,222,800	744
	Hainan Expressway Co. Ltd. Class A	1,170,600	744
*	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,294,230	742
	Hymson Laser Technology Group Co. Ltd. Class A	165,875	742
*	Wuhan P&S Information Technology Co. Ltd. Class A	1,137,200	741
	Ningbo Yunsheng Co. Ltd. Class A	941,571	740
	Guodian Nanjing Automation Co. Ltd. Class A	990,432	738
*	RiseSun Real Estate Development Co. Ltd. Class A	3,727,529	738
*	China Harzone Industry Corp. Ltd. Class A	786,065	738
	Ningbo Shuanglin Auto Parts Co. Ltd. Class A	406,900	737
	Shenzhen Jinjia Group Co. Ltd. Class A	1,382,336	737
	Wushang Group Co. Ltd. Class A	745,977	736
*	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	534,001	736
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	223,750	734
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	943,400	734
	Jangho Group Co. Ltd. Class A	1,104,707	733
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	926,835	732
	Changchun Faway Automobile Components Co. Ltd. Class A	660,868	731
	Whirlpool China Co. Ltd. Class A	738,250	730
	Jiangsu Gian Technology Co. Ltd. Class A	180,768	729
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	297,909	728
*	Tibet Tianlu Co. Ltd. Class A	1,206,334	727
*	RongFa Nuclear Equipment Co. Ltd. Class A	1,545,600	727
	Guangdong Construction Engineering Group Co. Ltd. Class A	1,468,900	725
	Jinhui Liquor Co. Ltd. Class A	282,800	724
*	Beijing Capital Development Co. Ltd. Class A	2,443,183	723

		Shares	Market Value ($000)
*	Anhui Tatfook Technology Co. Ltd. Class A	741,800	722
*	BOE HC SemiTek Corp.	1,212,450	722
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	887,900	721
*	KingClean Electric Co. Ltd. Class A	238,900	718
*	Topsec Technologies Group Inc. Class A	1,084,532	718
	Lu Thai Textile Co. Ltd. Class B	1,329,453	717
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	288,082	717
*	AECC Aero Science & Technology Co. Ltd. Class A	324,800	715
*	Harbin Hatou Investment Co. Ltd. Class A	977,500	715
*	Zhewen Interactive Group Co. Ltd. Class A	1,219,700	714
	Xinjiang Communications Construction Group Co. Ltd. Class A	576,600	714
	Sinosoft Co. Ltd. Class A	300,076	714
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,589,829	713
	Chengdu ALD Aviation Manufacturing Corp. Class A	353,242	713
	Semitronix Corp. Class A	122,500	713
	ApicHope Pharmaceutical Co. Ltd. Class A	323,500	713
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	663,164	712
*	Xizang Zhufeng Resources Co. Ltd. Class A	556,957	712
*	Greatoo Intelligent Equipment Inc. Class A	2,052,300	710
	OPT Machine Vision Tech Co. Ltd. Class A	86,420	710
	B-Soft Co. Ltd. Class A	1,485,966	710
*	Suning Universal Co. Ltd. Class A	2,979,759	710
	Guizhou Gas Group Corp. Ltd. Class A	795,372	709
	Zhejiang Semir Garment Co. Ltd. Class A	1,005,620	708
	Beyondsoft Corp. Class A	638,200	708
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	434,798	708
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	641,863	707
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	725,140	707
	Yabao Pharmaceutical Group Co. Ltd. Class A	893,483	706
	Shenzhen Invt Electric Co. Ltd. Class A	844,252	705
*	YaGuang Technology Group Co. Ltd. Class A	1,047,200	705
*	Focused Photonics Hangzhou Inc. Class A	419,596	705
	Jiajiayue Group Co. Ltd. Class A	603,492	704
	North Huajin Chemical Industries Co. Ltd. Class A	1,234,503	704
*	Beijing Thunisoft Corp. Ltd. Class A	1,030,720	703
	Baoxiniao Holding Co. Ltd. Class A	1,203,300	703
	Qingdao Hanhe Cable Co. Ltd. Class A	1,571,104	702
*,3	Pang Da Automobile Trade Co. Ltd. Class A	12,628,300	699
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	605,400	699
	Zhejiang Runtu Co. Ltd. Class A	868,351	698
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	725,100	698
	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	182,980	698
*	China High Speed Railway Technology Co. Ltd. Class A	2,366,297	698
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	1,451,724	697
	Streamax Technology Co. Ltd. Class A	145,100	695
	YanTai Shuangta Food Co. Ltd. Class A	1,141,500	695
	Hangxiao Steel Structure Co. Ltd. Class A	2,110,635	695
	Hualan Biological Vaccine Inc. Class A	291,400	694
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	330,670	693
	Shenzhen Noposin Crop Science Co. Ltd. Class A	721,700	693
	Huadian Heavy Industries Co. Ltd. Class A	1,019,585	691
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	1,161,920	690
	Montnets Cloud Technology Group Co. Ltd. Class A	785,000	690
	Beijing Jingyuntong Technology Co. Ltd. Class A	2,014,403	689
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	672,428	688
	Guangdong Dowstone Technology Co. Ltd. Class A	546,200	688
*	5I5J Holding Group Co. Ltd. Class A	1,773,003	687
	Yechiu Metal Recycling China Ltd. Class A	2,176,400	687
	Jinko Power Technology Co. Ltd. Class A	2,169,800	685
	Digital China Information Service Group Co. Ltd. Class A	555,543	684
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	231,500	683
	Suplet Power Co. Ltd. Class A	463,747	683
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	264,700	683
	Time Publishing & Media Co. Ltd. Class A	662,480	682
	Guangdong Marubi Biotechnology Co. Ltd. Class A	204,429	682
	Shanxi Blue Flame Holding Co. Ltd. Class A	824,336	682
	Shandong Xiantan Co. Ltd. Class A	847,492	682
	Shenzhen Minglida Precision Technology Co. Ltd. Class A	302,600	681
	Eastcompeace Technology Co. Ltd. Class A	598,315	680
	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	680

		Shares	Market Value ($000)
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	426,010	677
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	1,448,425	676
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	385,200	676
	Weaver Network Technology Co. Ltd. Class A	164,100	676
	Wuxi Paike New Materials Technology Co. Ltd. Class A	93,800	676
	Insigma Technology Co. Ltd. Class A	1,008,500	674
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	217,300	674
	Zhuhai Port Co. Ltd. Class A	1,050,000	674
*	China Union Holdings Ltd. Class A	1,594,400	673
	Yotrio Group Co. Ltd. Class A	1,839,350	673
	Longhua Technology Group Luoyang Co. Ltd. Class A	864,300	672
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,066,400	671
*	Nuode New Materials Co. Ltd. Class A	1,516,200	669
	Fuan Pharmaceutical Group Co. Ltd. Class A	1,197,100	667
*	Keshun Waterproof Technologies Co. Ltd. Class A	1,101,860	667
	Sufa Technology Industry Co. Ltd. CNNC Class A	328,659	666
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	165,477	666
*	CITIC Press Corp. Class A	192,900	664
	Henan Liliang Diamond Co. Ltd. Class A	187,560	663
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	448,700	663
	Shenzhen Heungkong Holding Co. Ltd. Class A	3,521,818	663
	BMC Medical Co. Ltd. Class A	65,611	662
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	661
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,171,610	661
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	882,700	661
*	CSG Smart Science&Technology Co. Ltd. Class A	756,395	660
*	Hongbo Co. Ltd. Class A	456,950	660
	MLS Co. Ltd. Class A	582,400	660
*	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,698,100	658
	Opple Lighting Co. Ltd. Class A	298,600	657
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	657
	Hangzhou Jiebai Group Co. Ltd. Class A	778,557	657
*	Beijing Haixin Energy Technology Co. Ltd. Class A	2,183,007	657
*	Beijing Jingwei Hirain Technologies Co. Inc. Class A	70,584	655
	Sunyard Technology Co. Ltd. Class A	483,327	654
	Nanjing Pharmaceutical Co. Ltd. Class A	1,083,262	654
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,097,901	653
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	636,526	652
	Shanghai Jinfeng Wine Co. Ltd. Class A	986,045	651
	Jiangsu Guomao Reducer Co. Ltd. Class A	510,092	651
*	CCCG Real Estate Corp. Ltd. Class A	577,500	650
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,498,197	649
	Xinzhi Group Co. Ltd. Class A	382,400	648
*	ChangYuan Technology Group Ltd. Class A	1,209,343	648
	China Television Media Ltd. Class A	310,000	645
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	1,872,197	645
	Tianjin Teda Co. Ltd. Class A	1,439,243	644
*	New Journey Health Technology Group Co. Ltd. Class A	2,596,000	644
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	997,850	643
	Shanghai Baolong Automotive Corp. Class A	143,900	643
	Inmyshow Digital Technology Group Co. Ltd. Class A	1,215,257	642
*	Shanghai Bright Power Semiconductor Co. Ltd. Class A	79,389	641
	Top Resource Energy Co. Ltd. Class A	847,100	640
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	760,575	640
	Qingdao Rural Commercial Bank Corp. Class A	1,751,800	638
	Anhui Korrun Co. Ltd. Class A	251,860	637
*	Kingsignal Technology Co. Ltd. Class A	620,360	636
*	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	2,581,100	636
	Jiangsu Huaxicun Co. Ltd. Class A	799,400	636
	Shanghai Pudong Construction Co. Ltd. Class A	803,524	635
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	633
	Tianjin Benefo Tejing Electric Co. Ltd. Class A	1,083,766	633
*	Wutong Holding Group Co. Ltd. Class A	1,355,722	632
*	263 Network Communications Co. Ltd. Class A	1,350,860	632
	Beijing Aerospace Changfeng Co. Ltd. Class A	431,387	631
	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,584,790	630
	China Fangda Group Co. Ltd. Class B	3,069,329	629
	Hubei Century Network Technology Co. Ltd. Class A	465,300	629
	Chongqing Port Co. Ltd. Class A	1,210,600	628
	JL Mag Rare-Earth Co. Ltd. Class A	374,272	626

		Shares	Market Value ($000)
	Hunan Aihua Group Co. Ltd. Class A	335,506	626
	Guotai Epoint Software Co. Ltd. Class A	221,590	626
*	Nanfang Zhongjin Environment Co. Ltd. Class A	1,775,883	625
*	INKON Life Technology Co. Ltd. Class A	587,200	623
	Wuhan Keqian Biology Co. Ltd. Class A	327,993	623
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	151,237	619
	Jiangsu Etern Co. Ltd. Class A	1,230,970	619
	Shenzhen Click Technology Co. Ltd. Class A	420,000	619
	Guangdong Topstar Technology Co. Ltd. Class A	356,240	618
	Canny Elevator Co. Ltd. Class A	764,373	618
*	Maanshan Iron & Steel Co. Ltd. Class H	4,418,000	616
	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	616
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	315,500	616
	Shenzhen Topway Video Communication Co. Ltd. Class A	579,700	615
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	613
	Unilumin Group Co. Ltd. Class A	872,038	613
*	Orient International Enterprise Ltd. Class A	757,400	612
	Digiwin Software Co. Ltd. Class A	272,194	610
	Changshu Fengfan Power Equipment Co. Ltd. Class A	1,109,328	610
	Jinneng Science&Technology Co. Ltd. Class A	858,655	610
	North Electro-Optic Co. Ltd. Class A	494,561	609
	Yibin Tianyuan Group Co. Ltd. Class A	1,118,558	609
*	Liuzhou Iron & Steel Co. Ltd. Class A	1,612,600	609
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,211,925	607
*	Phenix Optical Co. Ltd. Class A	275,600	607
	Shenzhen Das Intellitech Co. Ltd. Class A	1,903,796	607
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	1,968,079	607
	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	606
*	Client Service International Inc. Class A	432,967	606
	Zhejiang Meida Industrial Co. Ltd. Class A	597,200	606
*	Datang Huayin Electric Power Co. Ltd. Class A	1,392,000	604
*	Huizhou Speed Wireless Technology Co. Ltd. Class A	443,300	604
*	Shanghai Jiao Yun Co. Ltd. Class A	936,690	604
*	Henan Yuneng Holdings Co. Ltd. Class A	1,133,000	602
	Puyang Refractories Group Co. Ltd. Class A	1,231,481	601
*	Qianjiang Water Resources Development Co. Ltd. Class A	363,551	600
	Sunstone Development Co. Ltd. Class A	373,000	600
	Maccura Biotechnology Co. Ltd. Class A	366,530	599
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	747,037	599
	Hainan Mining Co. Ltd. Class A	739,762	599
	Xiamen Port Development Co. Ltd. Class A	739,716	598
	Edan Instruments Inc. Class A	517,400	597
	Shanghai Baosteel Packaging Co. Ltd. Class A	894,100	596
	Goldenmax International Group Ltd. Class A	661,900	595
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	649,200	594
*	Beijing Global Safety Technology Co. Ltd. Class A	250,939	594
	Dlg Exhibitions & Events Corp. Ltd. Class A	772,940	593
	Lianhe Chemical Technology Co. Ltd. Class A	853,200	592
*	Guangdong Shaoneng Group Co. Ltd. Class A	1,112,040	590
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	327,900	590
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	863,467	589
	Northeast Pharmaceutical Group Co. Ltd. Class A	1,064,270	589
	Toread Holdings Group Co. Ltd. Class A	884,800	589
	Liaoning Energy Industry Co. Ltd. Class A	1,472,900	587
	Jinlei Technology Co. Ltd. Class A	253,900	587
	EIT Environmental Development Group Co. Ltd. Class A	345,501	586
	Guangdong Goworld Co. Ltd. Class A	521,444	585
	Cangzhou Dahua Co. Ltd. Class A	417,700	585
	Fujian Septwolves Industry Co. Ltd. Class A	824,109	584
	Goldcard Smart Group Co. Ltd. Class A	389,110	584
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	634,029	583
	Sunvim Group Co. Ltd. Class A	909,600	583
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,642	583
*	Beijing Teamsun Technology Co. Ltd. Class A	1,060,406	583
	Betta Pharmaceuticals Co. Ltd. Class A	123,400	583
	Cybrid Technologies Inc. Class A	410,600	583
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	933,236	582
	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	580
	Shenzhen Gongjin Electronics Co. Ltd. Class A	690,588	580
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	775,900	579

		Shares	Market Value ($000)
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	865,369	579
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	337,000	579
*	Sino GeoPhysical Co. Ltd. Class A	319,165	578
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	575
	Cachet Pharmaceutical Co. Ltd. Class A	373,743	574
*	ADAMA Ltd. Class A	915,100	573
	Shenzhen Topraysolar Co. Ltd. Class A	1,427,758	573
	Jiangsu Changbao Steeltube Co. Ltd. Class A	816,700	573
	Jinghua Pharmaceutical Group Co. Ltd. Class A	613,171	573
	Shanghai ShenTong Metro Co. Ltd. Class A	465,976	572
	Motic Xiamen Electric Group Co. Ltd. Class A	486,429	571
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	703,200	570
	China Wuyi Co. Ltd. Class A	1,611,511	569
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	427,600	569
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	589,283	568
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	552,800	568
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A	406,720	568
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	821,731	567
*	Foshan Yowant Technology Co. Ltd. Class A	897,804	566
*	Suzhou Everbright Photonics Co. Ltd. Class A	130,377	564
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	398,657	562
	Three's Co. Media Group Co. Ltd. Class A	162,808	562
	Hangzhou Onechance Tech Corp. Class A	262,325	559
*	Beijing Tongtech Co. Ltd. Class A	482,980	558
	Zhende Medical Co. Ltd. Class A	189,800	557
	Shunfa Hengneng Corp. Class A	1,684,921	557
	Shanghai Industrial Development Co. Ltd. Class A	1,520,282	557
	Changchun BCHT Biotechnology Co. Ltd. Class A	133,043	556
	Servyou Software Group Co. Ltd. Class A	150,300	556
	Qingdao East Steel Tower Stock Co. Ltd. Class A	652,400	555
	Hefei Department Store Group Co. Ltd. Class A	932,417	554
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,210,260	554
*	Sinopec Oilfield Equipment Corp. Class A	719,342	553
	Joeone Co. Ltd. Class A	502,277	553
*	Huludao Zinc Industry Co. Class A	1,526,300	552
	Hongrun Construction Group Co. Ltd. Class A	1,089,346	551
	Era Co. Ltd. Class A	1,005,259	551
	Haining China Leather Market Co. Ltd. Class A	1,252,410	551
*	Anyang Iron & Steel Inc. Class A	2,716,980	549
*	Hainan Haiyao Co. Ltd. Class A	1,301,400	549
*	Beijing Philisense Technology Co. Ltd. Class A	1,370,633	549
	Tungkong Inc. Class A	556,076	548
	Xiamen Bank Co. Ltd. Class A	749,000	548
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	824,285	547
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	546
	Juewei Food Co. Ltd. Class A	255,920	546
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	428,331	545
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	1,238,529	545
*	C*Core Technology Co. Ltd. Class A	215,535	544
	Changzhou Fusion New Material Co. Ltd. Class A	138,704	544
*	Great Chinasoft Technology Co. Ltd. Class A	941,500	543
	Marssenger Kitchenware Co. Ltd. Class A	272,397	543
	Hongli Zhihui Group Co. Ltd. Class A	716,500	541
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	175,700	538
	Ningbo Zhenyu Technology Co. Ltd. Class A	72,980	538
	Changzheng Engineering Technology Co. Ltd. Class A	320,346	538
	Bright Real Estate Group Co. Ltd. Class A	2,068,005	538
	Bestsun Energy Co. Ltd. Class A	1,122,700	538
	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,242,571	537
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,433,500	536
	Chengdu Bright Eye Hospital Group Co. Ltd. Class A	101,700	536
	Truking Technology Ltd. Class A	527,800	536
	Zhejiang Yankon Group Co. Ltd. Class A	1,406,275	535
*	Beijing Join-Cheer Software Co. Ltd. Class A	774,680	533
	Sichuan Meifeng Chemical IND Class A	591,151	532
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	862,109	532
	Nanjing Quanxin Cable Technology Co. Ltd. Class A	295,630	532
*	NSFOCUS Technologies Group Co. Ltd. Class A	736,318	531
*	Nantong Jiangshan Agrochemical & Chemical LLC Class A	299,112	531
	Jiangxi Wannianqing Cement Co. Ltd. Class A	828,724	530

		Shares	Market Value ($000)
*	Sinodata Co. Ltd. Class A	329,635	530
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	1,022,158	530
	FIYTA Precision Technology Co. Ltd. Class A	420,085	529
*	Shenzhen Deren Electronic Co. Ltd. Class A	561,151	529
*	ABA Chemicals Corp. Class A	726,200	529
	Xiamen International Airport Co. Ltd. Class A	289,758	529
	Shenzhen Properties & Resources Development Group Ltd. Class A	511,552	528
	Hanwei Electronics Group Corp. Class A	274,002	528
	Bafang Electric Suzhou Co. Ltd. Class A	198,917	527
	Huaren Pharmaceutical Co. Ltd. Class A	1,220,872	527
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	328,900	526
*	Fujian Snowman Co. Ltd. Class A	724,468	524
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,089,400	522
*	Duolun Technology Corp. Ltd. Class A	587,777	522
	Zhejiang Jingu Co. Ltd. Class A	779,060	522
*	Shenzhen Guangju Energy Co. Ltd. Class A	396,188	520
*	Hanwang Technology Co. Ltd. Class A	231,900	520
*	Merit Interactive Co. Ltd. Class A	384,848	520
*	China Fortune Land Development Co. Ltd. Class A	3,480,043	519
*	Youzu Interactive Co. Ltd. Class A	485,916	517
*	Shanghai Medicilon Inc. Class A	116,916	517
	Chengdu Guoguang Electric Co. Ltd. Class A	74,520	517
*	Feitian Technologies Co. Ltd. Class A	392,500	515
	Beijing North Star Co. Ltd. Class A	2,701,615	515
	Beijing Forever Technology Co. Ltd. Class A	788,894	514
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	513
*	Tongding Interconnection Information Co. Ltd. Class A	1,126,300	513
	Deppon Logistics Co. Ltd. Class A	286,900	512
	ZhongYeDa Electric Co. Ltd. Class A	501,400	511
*	JinJian Cereals Industry Co. Ltd. Class A	614,000	510
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	1,020,200	510
	Hangzhou Weiguang Electronic Co. Ltd. Class A	202,020	509
*	Huayi Brothers Media Corp. Class A	2,189,502	509
	Wolong Resources Group Co. Ltd. Class A	943,001	506
	Gansu Shangfeng Cement Co. Ltd. Class A	564,480	505
*	Orient Group Inc. Class A	3,391,900	505
	Center International Group Co. Ltd. Class A	467,600	504
*	Tellhow Sci-Tech Co. Ltd. Class A	983,884	503
	Shanghai Tianchen Co. Ltd. Class A	728,338	503
	Create Technology & Science Co. Ltd. Class A	385,756	502
*	Long Yuan Construction Group Co. Ltd. Class A	1,342,724	502
	Shandong Head Group Co. Ltd. Class A	319,700	501
	Suzhou Oriental Semiconductor Co. Ltd. Class A	87,786	501
*	MGI Tech Co. Ltd. Class A	81,210	501
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	348,018	499
	MYS Group Co. Ltd. Class A	1,417,892	499
	Sanjiang Shopping Club Co. Ltd. Class A	448,200	497
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	315,542	496
	Inspur Software Co. Ltd. Class A	329,798	495
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,600,000	495
	Hanyu Group Joint-Stock Co. Ltd. Class A	532,400	495
*	Beijing Sinohytec Co. Ltd. Class A	168,343	494
	HPGC Renmintongtai Pharmaceutical Corp. Class A	619,134	493
*	Beijing Baination Pictures Co. Ltd. Class A	847,100	492
	Xiamen Jihong Technology Co. Ltd. Class A	336,100	492
	Hengbao Co. Ltd. Class A	671,300	491
*	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	208,346	490
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	2,019,500	490
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	611,600	489
*	Offcn Education Technology Co. Ltd. Class A	2,129,576	489
	Shenzhen Xinyichang Technology Co. Ltd. Class A	75,200	489
*	Dongjiang Environmental Co. Ltd. Class A	946,666	488
	Beijing Water Business Doctor Co. Ltd. Class A	844,674	487
*	Kunming Yunnei Power Co. Ltd. Class A	1,904,354	485
	Shenzhen Textile Holdings Co. Ltd. Class A	444,475	485
	Tengda Construction Group Co. Ltd. Class A	1,637,499	483
	Guangzhou Hangxin Aviation Technology Co. Ltd. Class A	279,400	483
*	Shanghai Shenda Co. Ltd. Class A	1,050,800	483
*	Triumph New Energy Co. Ltd. Class A	385,300	482
*	Zhejiang Tiantie Industry Co. Ltd. Class A	841,778	482

		Shares	Market Value ($000)
*	Zhejiang Tony Electronic Co. Ltd. Class A	196,900	481
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	763,588	481
*	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	595,626	480
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	216,164	480
*	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A	769,196	480
	Dare Power Dekor Home Co. Ltd. Class A	562,739	479
	Fujian Longxi Bearing Group Co. Ltd. Class A	366,699	479
*	Shenzhen World Union Group Inc. Class A	2,085,355	479
*	Jiangsu Yueda Investment Co. Ltd. Class A	904,300	476
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,463,420	474
*	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	201,960	474
	Beijing Bashi Media Co. Ltd. Class A	801,670	474
	Anhui Huamao Textile Co. Class A	1,074,064	473
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	473
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	216,720	472
	Sichuan Teway Food Group Co. Ltd. Class A	317,450	471
	East China Engineering Science & Technology Co. Ltd. Class A	454,900	470
	Shanghai Hile Bio-Technology Co. Ltd. Class A	539,541	470
	Huabao Flavours & Fragrances Co. Ltd. Class A	222,221	469
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,024,969	467
*	Konka Group Co. Ltd. Class A	1,329,700	466
*	Ningbo Cixing Co. Ltd. Class A	598,800	465
	Beijing SDL Technology Co. Ltd. Class A	660,800	463
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	830,880	463
	China West Construction Group Co. Ltd. Class A	649,000	462
*	Jiangsu Lopal Tech Co. Ltd. Class A	456,301	462
*	Jiangsu Huahong Technology Stock Co. Ltd. Class A	504,773	461
	Shandong Sunway Chemical Group Co. Ltd. Class A	619,100	459
	Chengdu XGimi Technology Co. Ltd. Class A	50,158	458
	Fulongma Group Co. Ltd. Class A	355,320	458
	CCS Supply Chain Management Co. Ltd. Class A	853,540	458
	Hangzhou Zhongheng Electric Co. Ltd. Class A	551,267	457
*	Hengdian Entertainment Co. Ltd. Class A	255,322	456
	Guangzhou Zhiguang Electric Co. Ltd. Class A	749,700	456
*	Lingyuan Iron & Steel Co. Ltd. Class A	2,397,170	455
	Jinling Pharmaceutical Co. Ltd. Class A	508,831	453
	FSPG Hi-Tech Co. Ltd. Class A	885,500	452
	Songz Automobile Air Conditioning Co. Ltd. Class A	575,000	452
	Tongyu Communication Inc. Class A	309,367	449
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	144,777	448
	Qingdao Citymedia Co. Ltd. Class A	496,400	447
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,433,100	447
	China Oil HBP Science & Technology Co. Ltd. Class A	1,445,600	446
*	Eastone Century Technology Co. Ltd. Class A	843,315	445
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	1,266,300	445
	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	145,184	445
	Shenzhen Center Power Tech Co. Ltd. Class A	299,450	445
	Realcan Pharmaceutical Group Co. Ltd. Class A	1,436,010	445
	Newcapec Electronics Co. Ltd. Class A	488,335	444
*	Shenzhen Clou Electronics Co. Ltd. Class A	872,200	444
*	Jilin Yatai Group Co. Ltd. Class A	3,081,167	444
	Shandong Dawn Polymer Co. Ltd. Class A	359,200	443
*	Huayuan Property Co. Ltd. Class A	2,642,075	443
	Nanjing Gaoke Co. Ltd. Class A	539,079	443
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A	1,008,227	443
	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	442
	Vontron Technology Co. Ltd. Class A	423,300	441
*	Shanghai Shibei Hi-Tech Co. Ltd. Class B	3,383,299	440
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	564,300	439
*	Transwarp Technology Shanghai Co. Ltd. Class A	95,101	439
*	Blue Sail Medical Co. Ltd. Class A	712,564	439
	Shenzhen Tellus Holding Co. Ltd. Class A	223,807	439
	Shanghai Xinhua Media Co. Ltd. Class A	787,200	437
*	Piesat Information Technology Co. Ltd. Class A	200,019	437
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	328,055	435
*	Citychamp Dartong Co. Ltd. Class A	1,594,333	434
	Zhejiang Jingxing Paper JSC Ltd. Class A	1,126,300	432
	Guangdong Hybribio Biotech Co. Ltd. Class A	664,420	432
*	DBAPP Security Ltd. Class A	105,429	431
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	723,970	429

		Shares	Market Value ($000)
	Ligao Foods Co. Ltd. Class A	115,920	429
*	Henan Hengxing Science & Technology Co. Ltd. Class A	1,425,295	426
*	Langold Real Estate Co. Ltd. Class A	1,962,979	424
	ZYNP Corp. Class A	522,900	423
	Hubei Fuxing Science & Technology Co. Ltd. Class A	1,382,080	422
	Xiangyu Medical Co. Ltd. Class A	107,228	422
	Toly Bread Co. Ltd. Class A	548,939	422
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	773,948	421
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	157,047	421
*	Baotailong New Materials Co. Ltd. Class A	1,890,100	421
*	Shanghai STEP Electric Corp. Class A	494,600	421
	PKU Healthcare Corp. Ltd. Class A	560,500	419
	Integrated Electronic Systems Lab Co. Ltd. Class A	550,069	419
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	281,960	419
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	829,500	418
*	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	753,044	418
*	New Huadu Technology Co. Ltd. Class A	595,500	418
	Beijing WKW Automotive Parts Co. Ltd. Class A	1,023,576	418
*	Shandong Chenming Paper Holdings Ltd. Class H	1,892,282	417
	Macmic Science & Technology Co. Ltd. Class A	199,224	417
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	1,439,544	416
*	Shenzhen Rapoo Technology Co. Ltd. Class A	246,590	413
	Zhejiang Huamei Holding Co. Ltd. Class A	979,100	412
*	Zhongfu Information Inc. Class A	235,500	412
*	Chongqing Yukaifa Co. Ltd. Class A	930,100	411
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	595,600	409
*	KBC Corp. Ltd. Class A	172,153	409
*	Jiangsu Zongyi Co. Ltd. Class A	1,224,100	408
*	Beijing Dinghan Technology Group Co. Ltd. Class A	523,300	408
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	462,301	408
	Monalisa Group Co. Ltd. Class A	349,604	408
	Shenzhen Comix Group Co. Ltd. Class A	612,400	408
	Sanchuan Wisdom Technology Co. Ltd. Class A	967,300	407
	Hangzhou Cable Co. Ltd. Class A	652,000	406
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	823,300	403
	Shanghai New World Co. Ltd. Class A	479,000	403
*	Shenyang Chemical Co. Ltd. Class A	944,000	402
*	Beijing Hualian Department Store Co. Ltd. Class A	2,499,781	402
*	Henan Huanghe Whirlwind Co. Ltd. Class A	1,428,980	402
	Tuoxin Pharmaceutical Group Co. Ltd. Class A	91,600	401
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	400
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	389,709	399
	Jiangsu General Science Technology Co. Ltd. Class A	612,840	399
	Yunnan Coal & Energy Co. Ltd. Class A	922,500	398
	Shanghai Kinetic Medical Co. Ltd. Class A	707,843	398
	Ningbo David Medical Device Co. Ltd. Class A	277,300	398
*	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	308,140	397
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A	849,347	397
*	Shanghai Fudan Forward S & T Co. Ltd. Class A	674,360	396
*	Huatian Hotel Group Co. Ltd. Class A	1,001,500	395
*	Simei Media Co. Ltd. Class A	769,200	395
	Gem-Year Industrial Co. Ltd. Class A	942,111	395
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	570,600	394
*	Changchun Gas Co. Ltd. Class A	741,500	394
	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,006,700	394
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	474,719	393
*	Everbright Jiabao Co. Ltd. Class A	1,502,708	392
	Northern United Publishing & Media Group Co. Ltd. Class A	517,800	392
	Shanghai Xujiahui Commercial Co. Ltd. Class A	342,500	391
*	Global Infotech Co. Ltd. Class A	388,600	391
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	781,331	390
	Solareast Holdings Co. Ltd. Class A	775,159	389
	Shanghai Highly Group Co. Ltd. Class B	1,595,207	388
*	Poly Union Chemical Holding Group Co. Ltd. Class A	454,501	385
	Zhejiang NetSun Co. Ltd. Class A	229,600	384
	Double Medical Technology Inc. Class A	109,500	383
	Contec Medical Systems Co. Ltd. Class A	211,100	383
*	Shenzhen Sea Star Technology Co. Ltd. Class A	588,500	382
	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	590,500	382
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	840,200	381

		Shares	Market Value ($000)
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	1,075,500	381
	Henan Rebecca Hair Products Co. Ltd. Class A	1,267,320	380
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	856,121	380
	Guangxi Nanning Waterworks Co. Ltd. Class A	631,800	380
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	235,600	380
*	EGing Photovoltaic Technology Co. Ltd. Class A	1,102,074	379
	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	622,730	378
	Jenkem Technology Co. Ltd. Class A	47,933	378
	Deluxe Family Co. Ltd. Class A	1,499,036	376
*	Beken Corp. Class A	122,587	375
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A	313,183	375
	Nanjing Xinlian Electronics Co. Ltd. Class A	855,041	374
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	671,702	374
*	Markor International Home Furnishings Co. Ltd. Class A	1,715,635	372
*	Lucky Film Co. Ltd. Class A	528,691	371
	Chongqing Zaisheng Technology Corp. Ltd. Class A	971,936	370
*	Fujian Rongji Software Co. Ltd. Class A	609,300	369
	Three Squirrels Inc. Class A	149,540	368
	Haoxiangni Health Food Co. Ltd. Class A	506,788	367
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	355,546	367
*	Zhuhai Bojay Electronics Co. Ltd. Class A	95,100	367
*	Jishi Media Co. Ltd. Class A	2,400,700	366
*	Qingdao Doublestar Co. Ltd. Class A	748,900	365
	Shanghai Shunho New Materials Technology Co. Ltd. Class A	1,023,800	365
	Kunshan Kersen Science & Technology Co. Ltd. Class A	523,268	365
	Xiamen Intretech Inc. Class A	215,390	364
*	Surfilter Network Technology Co. Ltd. Class A	617,768	363
*	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	87,671	363
*	Rastar Group Class A	1,078,500	362
	Shandong Shengli Co. Class A	973,577	361
	Chengdu Huasun Technology Group Inc. Ltd. Class A	742,471	360
*	Lander Sports Development Co. Ltd. Class A	1,172,450	360
	Fujian Dongbai Group Co. Ltd. Class A	876,300	360
*	Delixi New Energy Technology Co. Ltd. Class A	189,420	359
*	Shaanxi Construction Machinery Co. Ltd. Class A	1,066,910	354
*	Guizhou Zhongyida Co. Ltd. Class A	631,800	353
	Shenzhen Sinovatio Technology Co. Ltd. Class A	153,216	352
*	Shanghai Yimin Commerce Group Co. Ltd. Class A	793,600	352
*	Wisesoft Co. Ltd. Class A	231,865	351
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A	942,520	351
	Daheng New Epoch Technology Inc. Class A	376,900	350
	China Life Insurance Co. Ltd. Class A	78,390	349
	Shanxi Guoxin Energy Corp. Ltd. Class A	1,021,196	349
*	Xiwang Foodstuffs Co. Ltd. Class A	1,046,904	349
	Hongbaoli Group Corp. Ltd. Class A	714,859	348
*	Saurer Intelligent Technology Co. Ltd. Class A	1,774,600	347
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A	806,800	344
	Sanlux Co. Ltd. Class A	648,400	343
*	Pubang Landscape Architecture Co. Ltd. Class A	1,835,497	343
*	China Quanjude Group Co. Ltd. Class A	278,800	342
*	Chimin Health Management Co. Ltd. Class A	428,400	342
	Guangdong Delian Group Co. Ltd. Class A	675,035	341
	Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	566,581	341
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A	1,722,525	341
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	95,309	340
*	Yijiahe Technology Co. Ltd. Class A	167,000	338
*	Berry Genomics Co. Ltd. Class A	322,603	337
*	CASIN Real Estate Development Group Co. Ltd. Class A	1,059,201	335
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	84,420	335
	Bestore Co. Ltd. Class A	215,700	335
*	Jinzhou Yongshan Lithium Co. Ltd. Class A	380,789	334
	Rianlon Corp. Class A	97,100	333
	Beijing Tianyishangjia New Material Corp. Ltd. Class A	427,125	331
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	1,141,600	329
*	Zhongbai Holdings Group Co. Ltd. Class A	794,489	328
*	Phoenix Shipping Wuhan Co. Ltd. Class A	993,900	327
	Jiangsu Transimage Technology Co. Ltd. Class A	201,500	327
*	Anhui Guofeng New Materials Co. Ltd. Class A	716,800	325
	Transfar Zhilian Co. Ltd. Class A	597,325	322
	Rainbow Digital Commercial Co. Ltd. Class A	537,099	322

		Shares	Market Value ($000)
	Guangdong DFP New Material Group Co. Ltd.	837,600	319
*	Guizhou Chitianhua Co. Ltd. Class A	1,556,500	317
*	CanSino Biologics Inc. Class A	55,518	317
	Guizhou Guihang Automotive Components Co. Ltd. Class A	215,284	314
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,478,298	313
	Shandong Wohua Pharmaceutical Co. Ltd. Class A	568,140	313
*	KraussMaffei Co. Ltd. Class A	431,434	312
	Jiangsu Amer New Material Co. Ltd. Class A	486,200	312
*	Royal Group Co. Ltd. Class A	810,478	311
	Jinzhou Port Co. Ltd. Class B	2,857,215	310
*	Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	1,828,400	309
*	Shanghai Guijiu Co. Ltd. Class A	320,500	308
	Wenfeng Great World Chain Development Corp. Class A	1,239,613	307
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	1,291,424	305
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	6,085,460	303
*	Guangzhou Pearl River Development Group Co. Ltd. Class A	783,820	302
*	Jiangsu Sihuan Bioengineering Co. Ltd. Class A	1,119,200	301
	Der Future Science & Technology Holding Group Co. Ltd. Class A	609,840	301
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	157,170	299
	Duzhe Publishing & Media Co. Ltd. Class A	442,500	298
*	Beijing Beilu Pharmaceutical Co. Ltd. Class A	471,900	297
*	Metro Land Corp. Ltd. Class A	561,500	294
	Guizhou Zhenhua E-chem Inc. Class A	240,298	293
	Weifu High-Technology Group Co. Ltd. Class A	124,100	292
	Black Peony Group Co. Ltd. Class A	567,387	290
*	Grand Industrial Holding Group Co. Ltd. Class A	460,000	286
*	Zhejiang Founder Motor Co. Ltd. Class A	418,986	285
	Shenzhen Anche Technologies Co. Ltd. Class A	168,400	285
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	180,977	282
	Thinkingdom Media Group Ltd. Class A	124,581	280
*	Hangzhou Century Co. Ltd. Class A	822,400	279
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A	3,233,208	273
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,368,344	271
*	Shenzhen Glory Medical Co. Ltd. Class A	766,022	267
*	QuakeSafe Technologies Co. Ltd. Class A	226,550	267
*	Shanghai Hiuv New Materials Co. Ltd. Class A	63,916	265
*	Tus Environmental Science & Technology Development Co. Ltd. Class A	1,229,382	265
*	Jin Tong Ling Technology Group Co. Ltd. Class A	1,321,100	261
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	614,114	261
*	H&R Century Union Corp. Class A	709,000	259
*	Xiangxue Pharmaceutical Co. Ltd. Class A	460,600	259
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	1,154,200	257
	Shanghai Zhezhong Group Co. Ltd. Class A	251,700	256
*	Guangdong Zhengye Technology Co. Ltd. Class A	374,236	256
*	Rendong Holdings Co. Ltd. Class A	522,865	255
*	Tangel Culture Co. Ltd. Class A	745,400	254
*	Liaoning Shenhua Holdings Co. Ltd. Class A	1,326,800	250
	Anhui Genuine New Materials Co. Ltd. Class A	452,620	249
*	Shandong Meichen Ecology & Environment Co. Ltd. Class A	1,379,220	246
*	Nanjing Chixia Development Co. Ltd. Class A	947,000	245
	Baida Group Co. Ltd. Class A	256,600	242
	Guangzhou Holike Creative Home Co. Ltd. Class A	235,458	242
*	ChemPartner PharmaTech Co. Ltd. Class A	422,377	241
*	Ligeance Aerospace Technology Co. Ltd. Class A	262,000	237
*	Guangdong Lyric Robot Automation Co. Ltd. Class A	86,954	230
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A	1,613,311	229
	Shanghai Titan Scientific Co. Ltd. Class A	97,030	227
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	4,404,621	226
*,3	Guangdong Highsun Group Co. Ltd. Class A	1,848,180	219
	Ausnutria Dairy Corp. Ltd.	842,000	213
*,3	Myhome Real Estate Development Group Co. Ltd. Class A	2,630,400	211
	Maoye Commercial Co. Ltd. Class A	614,013	207
*	Hainan Ruize New Building Material Co. Ltd. Class A	985,704	207
*	Hunan Mendale Hometextile Co. Ltd. Class A	762,754	204
*	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A	693,700	195
*,3	Chongqing Dima Industry Co. Ltd. Class A	1,647,007	194
*	Fujian Green Pine Co. Ltd. Class A	355,400	175
	CSG Holding Co. Ltd. Class A	249,200	174
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	2,118,077	164
*	Moody Technology Holdings Ltd.	28,115,558	159

		Shares	Market Value ($000)
[3]	Elion Energy Co. Ltd. Class A	2,693,050	142
*	Guangdong Anjubao Digital Technology Co. Ltd. Class A	298,900	142
*,3	Sou Yu Te Group Co. Ltd. Class A	2,415,182	140
	Foshan Electrical & Lighting Co. Ltd. Class A	211,200	138
*,1	Archosaur Games Inc.	816,354	127
*,3	Sichuan Languang Development Co. Ltd. Class A	2,192,132	122
*	Strait Innovation Internet Co. Ltd. Class A	640,698	115
*	Red Star Macalline Group Corp. Ltd. Class A	305,030	109
*,3	Ningxia Zhongyin Cashmere Co. Ltd. Class A	4,093,100	102
*	Eastern Communications Co. Ltd. Class B	290,300	101
*,3	Jiangsu Zhongnan Construction Group Co. Ltd.	1,287,637	100
*	Vtron Group Co. Ltd. Class A	864,723	99
[1]	China Everbright Greentech Ltd.	1,071,761	93
*,3	Jiangsu Sunshine Co. Ltd. Class A	1,785,755	91
*,3	Xinlun New Materials Co. Ltd. Class A	1,033,500	87
*,3	Sundy Land Investment Co. Ltd. Class A	1,281,700	73
*	Xinjiang Zhongtai Chemical Co. Ltd. Class A	136,315	67
*,3	Blivex Energy Technology Co. Ltd. Class A	4,172,796	64
*,3	Tianjin Futong Information Science & Technology Co. Ltd. Class A	1,174,500	60
	Jinzhou Port Co. Ltd. Class A	267,100	57
*,3	ChangjiangRunfa Health Industry Co. Ltd. Class A	1,006,830	52
*,3	Guangdong Chaohua Technology Co. Ltd. Class A	850,488	44
*	Road King Infrastructure Ltd.	316,565	42
*,3	Oceanwide Holdings Co. Ltd. Class A	767,000	40
*	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	72,280	38
*	Yuzhou Group Holdings Co. Ltd.	3,198,719	29
*,3	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	515,756	29
*	Shandong Xinchao Energy Corp. Ltd. Class A	113,216	28
	Shanghai Haixin Group Co. Class A	32,500	22
*	Shenzhen SDG Information Co. Ltd. Class A	30,094	19
*,3	Shanghai Shimao Co. Ltd.	273,212	16
*	Cosmopolitan International Holdings Ltd.	256,500	11
*	Jinke Properties Group Co. Ltd. Class A	64,225	10
*,1	Peijia Medical Ltd.	18,237	5
*,3	Yango Group Co. Ltd. Class A	4,010,183	—
*,3	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	833,200	—
*,3	Kangmei Pharmaceutical Co. Ltd.	627,658	—
*,3	China Zhongwang Holdings Ltd.	19,211,219	—
*,3	Zhongtian Financial Group Co. Ltd. Class A	7,563,775	—
*,3	ST JLZX A	393,700	—
			27,765,618
Colombia (0.1%)
	Bancolombia SA ADR	1,135,208	37,825
	Interconexion Electrica SA ESP	5,810,209	25,100
	Ecopetrol SA	43,961,433	23,603
[2]	Ecopetrol SA ADR	881,706	9,452
	Cementos Argos SA	1,351,678	2,786
	Bancolombia SA	3,941	35
			98,801
Czech Republic (0.1%)
	CEZ A/S	2,074,165	79,868
	Komercni Banka A/S	978,892	33,819
[1]	Moneta Money Bank A/S	4,498,333	20,600
[2]	Colt CZ Group SE	88,771	2,519
			136,806
Egypt (0.1%)
	Commercial International Bank - Egypt (CIB)	29,402,444	50,433
	Talaat Moustafa Group	13,265,499	15,361
	Eastern Co. SAE	18,446,741	8,490
*	EFG Holding S.A.E.	16,473,109	7,164
*	Fawry for Banking & Payment Technology Services SAE	35,636,374	5,056
	Telecom Egypt Co.	4,310,572	3,022
	Egypt Kuwait Holding Co. SAE	3,080,291	2,099
	ElSewedy Electric Co.	1,253,619	1,218
	Madinet Masr For Housing & Development	12,320,703	1,050
			93,893
Greece (0.6%)
	National Bank of Greece SA	9,723,049	85,352

		Shares	Market Value ($000)
	Eurobank Ergasias Services & Holdings SA	32,733,196	75,001
	Metlen Energy & Metals SA	1,422,495	56,216
	Piraeus Financial Holdings SA	13,217,005	55,841
	Alpha Services & Holdings SA	27,807,060	51,306
	OPAP SA	2,453,566	42,788
	JUMBO SA	1,438,406	38,547
	Hellenic Telecommunications Organization SA	2,148,672	35,302
	Public Power Corp. SA	2,671,107	34,028
	Motor Oil Hellas Corinth Refineries SA	748,688	19,084
	Titan Cement International SA	508,741	18,109
	Terna Energy SA	707,213	14,725
	GEK Terna SA	742,097	14,379
	Optima bank SA	858,508	11,363
	HELLENiQ ENERGY Holdings SA	1,241,650	9,945
*	LAMDA Development SA	1,033,014	8,510
	Aegean Airlines SA	495,340	6,167
	Athens International Airport SA	634,372	5,470
	Cenergy Holdings SA	470,634	4,924
	Sarantis SA	351,919	4,182
*	Epsilon Net SA	305,351	3,966
	Holding Co. ADMIE IPTO SA	1,577,580	3,852
	Hellenic Exchanges - Athens Stock Exchange SA	720,685	3,743
	Viohalco SA	568,387	3,620
	Autohellas Tourist & Trading SA	274,468	3,522
	Athens Water Supply & Sewage Co. SA	511,247	3,214
*	Intrakat Technical & Energy Projects SA	590,392	3,186
	Fourlis Holdings SA	595,885	2,536
	Ellaktor SA	1,174,012	2,488
	Intracom Holdings SA (Registered)	625,933	2,256
	Quest Holdings SA	370,977	2,159
*	Ideal Holdings SA	288,514	1,839
	Piraeus Port Authority SA	48,852	1,373
*	Intralot SA-Integrated Information Systems & Gaming Services	705,106	942
*,3	FF Group	397,542	—
			629,935
Hong Kong (0.0%)
	Want Want China Holdings Ltd.	55,250,000	33,174
*,3	Real Nutriceutical Group Ltd.	1,315,000	—
			33,174
Hungary (0.3%)
	OTP Bank Nyrt.	2,989,964	153,270
	Richter Gedeon Nyrt.	1,923,480	54,843
	MOL Hungarian Oil & Gas plc	5,939,544	46,287
	Magyar Telekom Telecommunications plc	4,721,533	14,141
			268,541
Iceland (0.1%)
	Marel HF	7,537,878	27,451
[1]	Arion Banki HF	18,476,064	17,739
*	Alvotech SA	1,087,912	13,112
	Islandsbanki HF	15,066,830	11,211
	Hagar hf	14,044,532	8,577
*	Kvika banki hf	59,797,069	6,613
	Reitir fasteignafelag hf	10,033,179	6,228
	Festi hf	3,210,043	4,734
	Hampidjan HF	4,753,513	4,089
	Eimskipafelag Islands hf	1,439,164	3,659
	Sjova-Almennar Tryggingar hf	11,389,417	3,048
	Vatryggingafelag Islands Hf	22,649,583	2,477
*	Olgerdin Egill Skallagrims HF	14,751,034	1,877
*	Icelandair Group HF	295,109,609	1,844
	Siminn HF	22,525,908	1,530
			114,189
India (24.9%)
	Reliance Industries Ltd.	43,449,789	1,566,470
	HDFC Bank Ltd.	73,645,835	1,423,151
	Infosys Ltd.	45,860,693	1,016,952
	Tata Consultancy Services Ltd.	13,512,590	709,556
	Bharti Airtel Ltd. (XNSE)	35,790,865	639,366

		Shares	Market Value ($000)
	ICICI Bank Ltd.	41,413,426	603,662
	Mahindra & Mahindra Ltd.	12,740,365	443,498
	Axis Bank Ltd.	29,908,122	417,796
	Larsen & Toubro Ltd.	8,828,624	403,180
	Hindustan Unilever Ltd.	11,649,675	376,896
	NTPC Ltd.	61,764,990	307,573
	Sun Pharmaceutical Industries Ltd.	14,263,447	293,370
	Maruti Suzuki India Ltd.	1,807,414	283,590
	HCL Technologies Ltd.	13,809,992	271,738
	Bajaj Finance Ltd.	3,279,179	267,210
	Tata Motors Ltd.	18,596,456	257,552
*	Zomato Ltd.	89,930,880	247,311
	ITC Ltd.	39,348,339	233,283
	Power Grid Corp. of India Ltd.	54,679,070	227,749
	Titan Co. Ltd.	5,356,190	221,807
	Asian Paints Ltd.	5,925,461	218,696
	Tata Steel Ltd.	110,211,328	218,206
	UltraTech Cement Ltd.	1,501,930	213,548
	State Bank of India	19,642,283	205,355
	Oil & Natural Gas Corp. Ltd.	50,848,422	203,138
	Coal India Ltd.	29,597,324	185,128
	Adani Ports & Special Economic Zone Ltd.	9,634,324	181,178
	Bharat Electronics Ltd.	46,681,457	176,637
	Grasim Industries Ltd.	5,036,560	167,284
	Trent Ltd.	2,356,151	164,668
*	Jio Financial Services Ltd.	41,373,967	162,922
	Adani Enterprises Ltd.	4,091,687	155,283
	Tech Mahindra Ltd.	7,961,548	148,302
	JSW Steel Ltd.	13,264,826	147,432
	Hindustan Aeronautics Ltd.	2,476,499	145,946
	Hindalco Industries Ltd.	18,111,283	145,280
	Kotak Mahindra Bank Ltd.	6,517,788	141,201
	Nestle India Ltd.	4,688,316	137,771
*	Adani Power Ltd.	15,078,881	132,677
	Tata Motors Ltd. Class A	13,780,295	130,968
*	Cipla Ltd.	7,012,159	129,571
	Shriram Finance Ltd.	3,684,182	129,255
*	Suzlon Energy Ltd.	154,140,734	128,181
	Power Finance Corp. Ltd.	19,045,409	127,131
	REC Ltd.	16,359,112	126,369
*	Adani Green Energy Ltd.	5,500,927	121,699
	Indian Oil Corp. Ltd.	53,865,478	117,382
[1]	SBI Life Insurance Co. Ltd.	5,525,377	115,958
*,1	Avenue Supermarts Ltd.	1,965,132	115,947
	Tata Consumer Products Ltd.	8,140,132	115,824
	Varun Beverages Ltd.	6,119,382	115,453
*,1	InterGlobe Aviation Ltd.	2,155,995	115,294
	Hero MotoCorp Ltd.	1,713,782	112,592
	Vedanta Ltd.	20,758,376	111,981
[1]	HDFC Life Insurance Co. Ltd.	12,949,727	110,873
	Bharat Petroleum Corp. Ltd.	26,313,143	110,370
	Eicher Motors Ltd.	1,822,502	108,228
*	Britannia Industries Ltd.	1,548,186	107,053
	Tata Power Co. Ltd.	19,110,918	103,783
	Apollo Hospitals Enterprise Ltd.	1,298,097	102,777
	Bajaj Auto Ltd.	878,915	101,546
	Siemens Ltd.	1,165,529	99,522
	GAIL India Ltd.	34,488,871	99,475
	Bajaj Finserv Ltd.	5,000,283	98,860
	Divi's Laboratories Ltd.	1,673,840	98,534
	Max Healthcare Institute Ltd.	8,545,975	94,373
	TVS Motor Co. Ltd.	3,097,216	93,802
	Wipro Ltd.	14,999,866	93,605
	Dr Reddy's Laboratories Ltd.	1,155,545	93,310
	Cholamandalam Investment & Finance Co. Ltd.	5,396,061	91,428
*	Indus Towers Ltd.	17,251,389	89,428
	DLF Ltd.	8,102,067	86,258
	Info Edge India Ltd.	1,005,313	84,540
*	Yes Bank Ltd.	265,019,023	84,162
	Indian Hotels Co. Ltd. Class A	10,903,171	83,787

		Shares	Market Value ($000)
	Samvardhana Motherson International Ltd.	35,178,102	82,807
	Godrej Consumer Products Ltd.	4,789,775	82,598
	Cummins India Ltd.	1,775,897	81,882
[1]	LTIMindtree Ltd.	1,198,999	81,234
	Ambuja Cements Ltd.	9,589,960	78,008
[1]	ICICI Lombard General Insurance Co. Ltd.	3,172,598	76,236
	Persistent Systems Ltd.	1,316,227	76,161
	Pidilite Industries Ltd.	1,990,791	75,809
	CG Power & Industrial Solutions Ltd.	8,399,926	74,028
	Lupin Ltd.	3,157,203	72,247
*	PB Fintech Ltd.	4,095,671	71,251
	Colgate-Palmolive India Ltd.	1,744,470	71,192
	Havells India Ltd.	3,129,059	69,204
	Bharat Forge Ltd.	3,334,493	69,203
	Dixon Technologies India Ltd.	467,919	67,867
	ABB India Ltd.	696,451	65,819
[1]	HDFC Asset Management Co. Ltd.	1,316,666	64,793
	United Spirits Ltd.	3,784,087	64,009
	Bharat Heavy Electricals Ltd.	16,780,439	63,482
	Torrent Power Ltd.	2,824,981	63,078
*	Adani Energy Solutions Ltd.	4,626,319	63,040
	Coforge Ltd.	833,371	62,990
	MRF Ltd.	35,657	60,634
	JSW Energy Ltd.	6,949,533	60,609
	Jindal Steel & Power Ltd.	5,067,849	60,013
	Aurobindo Pharma Ltd.	3,477,669	59,678
	Shree Cement Ltd.	177,412	58,866
	SRF Ltd.	1,833,893	58,050
	Dabur India Ltd.	7,589,964	57,705
	Ashok Leyland Ltd.	18,527,370	57,020
	Tube Investments of India Ltd.	1,132,802	56,084
	Hindustan Petroleum Corp. Ltd.	11,914,055	56,010
	Federal Bank Ltd.	23,128,963	55,741
	PI Industries Ltd.	1,050,742	55,685
	Marico Ltd.	6,819,546	54,989
	Voltas Ltd.	2,961,082	54,498
[1]	Indian Railway Finance Corp. Ltd.	23,315,315	54,150
	Supreme Industries Ltd.	839,065	53,771
	Rail Vikas Nigam Ltd.	7,401,063	53,441
[1]	Macrotech Developers Ltd.	3,409,363	53,389
*	Vodafone Idea Ltd.	273,158,047	53,158
	Phoenix Mills Ltd.	1,224,238	52,685
*	Godrej Properties Ltd.	1,365,160	52,627
	Polycab India Ltd.	630,849	51,829
	Mphasis Ltd.	1,450,698	50,286
	Zydus Lifesciences Ltd.	3,338,605	49,794
	Embassy Office Parks REIT	11,348,833	49,157
	Oil India Ltd.	7,102,790	49,062
	NHPC Ltd.	38,849,514	48,906
	Bosch Ltd.	114,497	47,886
	KPIT Technologies Ltd.	2,164,537	47,776
	Torrent Pharmaceuticals Ltd.	1,256,472	47,687
	UPL Ltd.	6,895,558	47,209
	Indian Railway Catering & Tourism Corp. Ltd.	3,953,466	46,753
	Sundaram Finance Ltd.	874,303	45,239
	APL Apollo Tubes Ltd.	2,543,858	45,225
	Crompton Greaves Consumer Electricals Ltd.	8,333,508	44,990
	Container Corp. of India Ltd.	3,604,491	44,928
[1]	ICICI Prudential Life Insurance Co. Ltd.	5,018,636	44,216
	NMDC Ltd.	14,990,869	43,405
	Punjab National Bank	28,947,345	43,007
	Alkem Laboratories Ltd.	675,852	42,885
	Petronet LNG Ltd.	9,684,755	42,709
	Balkrishna Industries Ltd.	1,059,577	42,133
*	Max Financial Services Ltd.	3,135,637	41,704
*	FSN E-Commerce Ventures Ltd.	17,993,814	41,579
	Bank of Baroda	13,586,352	41,243
	Solar Industries India Ltd.	317,483	41,050
	Astral Ltd.	1,564,402	40,954
*	IDFC First Bank Ltd.	45,003,876	40,952

		Shares	Market Value ($000)
	State Bank of India GDR	391,659	40,692
	Bajaj Holdings & Investment Ltd.	351,413	40,436
	Page Industries Ltd.	79,528	40,331
	Oracle Financial Services Software Ltd.	296,103	39,168
	Adani Total Gas Ltd.	3,621,546	38,830
*	GMR Airports Infrastructure Ltd.	31,769,748	38,717
	Fortis Healthcare Ltd.	6,404,972	38,432
	KEI Industries Ltd.	739,730	38,375
[1]	Sona Blw Precision Forgings Ltd.	4,636,351	37,665
	Exide Industries Ltd.	5,996,280	37,546
	Tata Elxsi Ltd.	446,457	37,320
[1]	AU Small Finance Bank Ltd.	4,755,712	36,760
	Jindal Stainless Ltd.	4,135,826	36,670
	LIC Housing Finance Ltd.	3,957,711	36,388
	Kalyan Jewellers India Ltd.	5,189,267	35,992
	Prestige Estates Projects Ltd.	1,653,248	35,970
	Tata Communications Ltd.	1,505,903	35,869
	Steel Authority of India Ltd.	19,146,621	35,138
	Dr Reddy's Laboratories Ltd. ADR	431,693	35,088
	Glenmark Pharmaceuticals Ltd.	1,965,605	34,521
	Amara Raja Energy & Mobility Ltd.	1,763,142	34,341
	Jubilant Foodworks Ltd.	4,757,262	34,098
*	Delhivery Ltd.	7,030,292	34,011
	Deepak Nitrite Ltd.	917,175	33,971
	Blue Star Ltd.	1,641,943	33,899
	360 ONE WAM Ltd.	2,487,277	33,716
	Oberoi Realty Ltd.	1,504,043	33,516
	Canara Bank	24,022,196	33,008
	ACC Ltd.	1,063,279	32,976
	Computer Age Management Services Ltd.	606,656	32,939
	Union Bank of India Ltd.	20,052,490	32,413
	SBI Cards & Payment Services Ltd.	3,687,080	32,056
	Apollo Tyres Ltd.	4,791,073	31,890
	Coromandel International Ltd.	1,603,145	31,864
	Muthoot Finance Ltd.	1,408,962	30,977
*	Mankind Pharma Ltd.	1,241,559	30,132
	Indraprastha Gas Ltd.	4,558,980	29,895
	Carborundum Universal Ltd.	1,447,152	29,781
[1]	Cochin Shipyard Ltd.	938,294	29,453
	JK Cement Ltd.	543,816	28,745
	Tata Chemicals Ltd.	2,140,400	28,671
[1]	Laurus Labs Ltd.	5,091,026	28,252
	AIA Engineering Ltd.	508,786	28,108
	Mahindra & Mahindra Financial Services Ltd.	7,717,188	28,012
	Ipca Laboratories Ltd.	1,789,736	27,995
*	Indian Renewable Energy Development Agency Ltd.	8,866,245	27,988
	UNO Minda Ltd.	2,210,924	27,547
	Linde India Ltd.	280,922	27,437
*	One 97 Communications Ltd.	4,628,044	27,406
	National Aluminium Co. Ltd.	11,774,311	27,400
	Schaeffler India Ltd.	534,660	27,291
[1]	Bandhan Bank Ltd.	10,351,112	27,030
	Emami Ltd.	2,715,817	26,533
	BSE Ltd.	860,617	26,400
	Patanjali Foods Ltd.	1,269,935	26,195
	Biocon Ltd.	6,021,927	26,112
	Indian Bank	3,553,200	25,910
	Thermax Ltd.	423,699	25,720
	Mazagon Dock Shipbuilders Ltd.	402,474	25,253
	Berger Paints India Ltd.	3,788,944	25,144
	Brigade Enterprises Ltd.	1,630,767	24,574
	Dalmia Bharat Ltd.	1,104,153	24,455
	Housing & Urban Development Corp. Ltd.	6,504,230	24,361
	Apar Industries Ltd.	220,005	24,280
	IDFC Ltd.	17,975,296	24,237
	Elgi Equipments Ltd.	2,899,307	24,035
	L&T Finance Ltd.	11,090,480	23,889
	Hindustan Zinc Ltd.	3,078,100	23,825
	NCC Ltd.	5,531,770	23,759
	Sundram Fasteners Ltd.	1,401,247	23,476

		Shares	Market Value ($000)
	Aarti Industries Ltd.	2,596,144	23,266
	Cyient Ltd.	1,105,867	23,264
	Cholamandalam Financial Holdings Ltd.	1,266,666	22,973
	IIFL Finance Ltd.	4,241,988	22,454
*	Aditya Birla Fashion & Retail Ltd.	5,455,593	22,454
	Sonata Software Ltd.	2,529,945	22,315
	Great Eastern Shipping Co. Ltd.	1,340,412	22,266
[1]	L&T Technology Services Ltd.	351,729	21,995
[2]	Wipro Ltd. ADR	3,549,947	21,868
	Radico Khaitan Ltd.	1,059,629	21,853
	United Breweries Ltd.	905,720	21,825
*	Star Health & Allied Insurance Co. Ltd.	2,991,671	21,691
	Timken India Ltd.	420,104	21,447
	Escorts Kubota Ltd.	429,390	21,433
	Gujarat Fluorochemicals Ltd.	524,605	21,247
	SKF India Ltd.	313,017	20,975
	Gujarat Gas Ltd.	2,564,942	20,822
	JB Chemicals & Pharmaceuticals Ltd.	900,675	20,722
	Navin Fluorine International Ltd.	452,585	20,592
	Whirlpool of India Ltd.	801,164	20,550
[1]	Syngene International Ltd.	2,126,418	20,549
	Kalpataru Projects International Ltd.	1,251,024	20,547
	Motherson Sumi Wiring India Ltd.	22,836,322	20,186
	Castrol India Ltd.	6,425,541	20,164
	Central Depository Services India Ltd.	662,526	19,904
	Titagarh Rail System Ltd.	1,018,079	19,885
*	Zee Entertainment Enterprises Ltd.	11,058,204	19,736
	Atul Ltd.	206,733	19,701
	Angel One Ltd.	757,488	19,670
	Piramal Enterprises Ltd.	1,551,414	19,353
	Kajaria Ceramics Ltd.	1,089,374	19,306
	Century Textiles & Industries Ltd.	689,414	19,259
	Redington Ltd.	7,558,323	19,186
	Hitachi Energy India Ltd.	137,155	19,047
	Natco Pharma Ltd.	1,164,769	19,003
	Grindwell Norton Ltd.	604,626	18,713
	Honeywell Automation India Ltd.	28,603	18,639
	Manappuram Finance Ltd.	7,153,813	18,342
*	Kaynes Technology India Ltd.	343,584	18,284
	GlaxoSmithKline Pharmaceuticals Ltd.	559,550	18,274
	Finolex Cables Ltd.	996,247	18,267
	Bank of India	11,933,634	18,003
*	Aditya Birla Capital Ltd.	6,577,605	17,856
	NBCC India Ltd.	8,196,379	17,798
	Aegis Logistics Ltd.	1,779,086	17,662
	HFCL Ltd.	10,797,582	17,418
	3M India Ltd.	37,018	17,395
	Swan Energy Ltd.	1,894,798	17,153
[1]	Nippon Life India Asset Management Ltd.	2,211,323	17,073
	Ajanta Pharma Ltd.	528,909	17,049
*	PVR Inox Ltd.	947,059	16,994
	CESC Ltd.	8,131,312	16,815
	SJVN Ltd.	9,436,885	16,815
[1]	Dr Lal PathLabs Ltd.	453,667	16,764
[1]	RBL Bank Ltd.	5,926,645	16,708
*	KEC International Ltd.	1,505,021	16,697
	Birlasoft Ltd.	2,056,054	16,644
	Bata India Ltd.	862,975	16,480
	Bharat Dynamics Ltd.	942,851	16,471
	Multi Commodity Exchange of India Ltd.	320,482	16,459
	Mahanagar Gas Ltd.	730,925	16,347
	Kirloskar Oil Engines Ltd.	1,102,858	16,293
*	Ratnamani Metals & Tubes Ltd.	372,181	16,119
*	Suven Pharmaceuticals Ltd.	1,338,155	15,955
	Poonawalla Fincorp Ltd.	3,580,372	15,834
	Ramco Cements Ltd.	1,596,632	15,780
*,1	Krishna Institute of Medical Sciences Ltd.	613,570	15,758
	Himadri Speciality Chemical Ltd.	3,028,376	15,528
	ZF Commercial Vehicle Control Systems India Ltd.	81,430	15,414
	Piramal Pharma Ltd.	7,171,057	15,116

		Shares	Market Value ($000)
[1]	Aster DM Healthcare Ltd.	3,553,742	14,775
	Gujarat State Petronet Ltd.	3,624,613	14,727
	Finolex Industries Ltd.	3,858,464	14,714
	Motilal Oswal Financial Services Ltd.	1,859,552	14,660
*	Jaiprakash Power Ventures Ltd.	61,316,222	14,580
*	Narayana Hrudayalaya Ltd.	969,867	14,573
	EIH Ltd.	2,751,707	14,509
*	Reliance Power Ltd.	36,775,672	14,456
	Lakshmi Machine Works Ltd.	76,872	14,371
*	Global Health Ltd.	961,871	14,295
	Zensar Technologies Ltd.	1,497,864	14,236
*,1	Lemon Tree Hotels Ltd.	7,840,774	14,140
	Karur Vysya Bank Ltd.	5,068,011	14,011
*,1	Tejas Networks Ltd.	942,266	13,994
	Intellect Design Arena Ltd.	1,202,481	13,957
	IRB Infrastructure Developers Ltd.	17,283,462	13,759
	BEML Ltd.	250,869	13,720
	Bayer CropScience Ltd.	164,176	13,646
	CMS Info Systems Ltd.	1,949,486	13,451
	Data Patterns India Ltd.	351,895	13,449
	Praj Industries Ltd.	1,592,129	13,446
[1]	Endurance Technologies Ltd.	431,513	13,426
	Sammaan Capital Ltd.	6,390,329	13,342
	UTI Asset Management Co. Ltd.	1,075,523	13,335
	Granules India Ltd.	1,767,522	13,316
[1]	Indian Energy Exchange Ltd.	5,705,209	13,128
*	India Cements Ltd.	2,998,470	13,097
	Welspun Corp. Ltd.	1,702,311	13,072
	Tata Investment Corp. Ltd.	171,297	13,003
	Firstsource Solutions Ltd.	3,955,143	12,961
	Voltamp Transformers Ltd.	80,066	12,946
	Chambal Fertilisers & Chemicals Ltd.	2,073,203	12,864
	Sobha Ltd. (XNSE)	595,820	12,841
	JSW Infrastructure Ltd.	3,152,643	12,822
*,1	PNB Housing Finance Ltd.	1,325,233	12,781
	Triveni Turbine Ltd.	1,785,791	12,728
*	Amber Enterprises India Ltd.	242,080	12,563
*	Affle India Ltd.	693,613	12,539
	Can Fin Homes Ltd.	1,230,752	12,509
	Hindustan Copper Ltd.	3,239,514	12,496
	Sun TV Network Ltd.	1,157,400	12,468
*	Aavas Financiers Ltd.	617,164	12,389
	EID Parry India Ltd.	1,252,816	12,310
	Jindal Saw Ltd.	1,578,671	12,255
	JBM Auto Ltd.	493,843	12,110
	Poly Medicure Ltd.	540,678	12,099
*	Hindustan Construction Co. Ltd.	18,089,528	12,086
*	Devyani International Ltd.	5,588,342	11,997
[1]	IndiaMart InterMesh Ltd.	339,430	11,956
	Ramkrishna Forgings Ltd.	1,157,946	11,891
	Jupiter Wagons Ltd.	1,619,880	11,836
	Tata Technologies Ltd.	971,011	11,629
	Engineers India Ltd.	3,673,023	11,530
	CRISIL Ltd.	219,961	11,527
[1]	PowerGrid Infrastructure Investment Trust	10,005,293	11,473
[1]	IRCON International Ltd.	3,306,649	11,439
	V-Guard Industries Ltd.	2,079,228	11,436
	BASF India Ltd.	152,879	11,401
*	Sterling & Wilson Renewable	1,364,223	11,233
	Asahi India Glass Ltd.	1,408,991	11,230
	Neuland Laboratories Ltd.	107,197	11,219
	Jyothy Labs Ltd.	1,775,741	11,199
*	Lloyds Metals & Energy Ltd.	1,279,173	11,199
	HBL Power Systems Ltd.	1,508,633	11,188
	KPR Mill Ltd.	1,070,288	11,137
	Electrosteel Castings Ltd.	4,270,423	11,082
	TVS Holdings Ltd.	66,724	11,011
	Vedant Fashions Ltd.	795,008	10,940
[1]	Mindspace Business Parks REIT	2,651,951	10,857
	CIE Automotive India Ltd.	1,537,775	10,831

		Shares	Market Value ($000)
	Olectra Greentech Ltd.	526,139	10,793
*	Reliance Infrastructure Ltd.	4,323,031	10,736
*	Wockhardt Ltd.	968,703	10,701
	CreditAccess Grameen Ltd.	669,712	10,635
*	NMDC Steel Ltd.	15,036,357	10,496
	Raymond Ltd.	445,131	10,481
	Pfizer Ltd.	152,971	10,333
	Tanla Platforms Ltd.	865,589	10,300
[1]	New India Assurance Co. Ltd.	2,895,985	10,162
*	Nuvama Wealth Management Ltd.	130,909	9,944
	Gujarat Pipavav Port Ltd.	3,601,927	9,930
	Relaxo Footwears Ltd.	956,381	9,930
	Strides Pharma Science Ltd.	773,233	9,891
*	Equinox India Developments Ltd.	6,062,920	9,872
	Bank of Maharashtra	12,294,258	9,863
*	Sapphire Foods India Ltd.	495,985	9,797
	Newgen Software Technologies Ltd.	790,069	9,752
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,142,175	9,747
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	869,457	9,679
	Aptus Value Housing Finance India Ltd.	2,542,551	9,609
	Kansai Nerolac Paints Ltd.	2,607,173	9,581
	IDBI Bank Ltd.	7,692,036	9,555
	Vinati Organics Ltd.	360,527	9,523
	Vardhman Textiles Ltd.	1,457,309	9,514
	Gokaldas Exports Ltd.	822,561	9,470
	Sanofi India Ltd.	119,803	9,466
	Sumitomo Chemical India Ltd.	1,518,582	9,422
	City Union Bank Ltd.	4,544,002	9,366
*	Ceat Ltd.	290,613	9,347
*	Chalet Hotels Ltd.	925,505	9,346
	Usha Martin Ltd.	2,045,721	9,300
	Jubilant Pharmova Ltd. Class A	999,196	9,251
*	Inox Wind Ltd.	4,199,716	9,244
	PNC Infratech Ltd.	1,493,424	9,048
	Bombay Burmah Trading Co.	330,138	9,010
	Anand Rathi Wealth Ltd.	199,021	9,006
	Alembic Pharmaceuticals Ltd.	637,088	8,992
	Welspun Living Ltd.	4,064,160	8,932
*	Godrej Industries Ltd.	819,323	8,882
*	IFCI Ltd.	8,415,339	8,810
	KNR Constructions Ltd.	1,806,816	8,762
	Westlife Foodworld Ltd.	881,235	8,736
*	Adani Wilmar Ltd.	2,079,235	8,663
	Elecon Engineering Co. Ltd.	1,145,308	8,635
	Balrampur Chini Mills Ltd.	1,498,399	8,621
	Rainbow Children's Medicare Ltd.	607,795	8,609
	Gujarat State Fertilizers & Chemicals Ltd.	2,900,820	8,555
	JK Tyre & Industries Ltd.	1,596,956	8,513
	Godawari Power & Ispat Ltd.	629,148	8,464
	ION Exchange India Ltd.	1,011,622	8,424
	Arvind Ltd.	1,851,147	8,365
	Zydus Wellnes Ltd.	290,105	8,322
	PTC India Ltd.	3,076,754	8,319
	DCM Shriram Ltd.	652,502	8,271
	JK Lakshmi Cement Ltd.	769,647	8,171
[1]	ICICI Securities Ltd.	872,991	8,066
[1]	Metropolis Healthcare Ltd.	317,873	8,065
	KSB Ltd.	688,935	7,922
*	Tata Teleservices Maharashtra Ltd.	6,761,734	7,785
	Blue Dart Express Ltd.	79,220	7,743
	Jubilant Ingrevia Ltd.	1,066,305	7,721
	eClerx Services Ltd.	268,469	7,699
	NLC India Ltd.	2,214,329	7,645
[1]	Quess Corp. Ltd.	883,002	7,555
	Trident Ltd.	15,988,309	7,541
	Craftsman Automation Ltd.	112,624	7,528
	Infibeam Avenues Ltd.	19,847,796	7,484
*	Honasa Consumer Ltd.	1,328,083	7,397
	Happiest Minds Technologies Ltd.	753,484	7,341
	Safari Industries India Ltd.	295,740	7,326

		Shares	Market Value ($000)
	Mastek Ltd.	215,674	7,311
	CCL Products India Ltd.	899,065	7,254
*	Medplus Health Services Ltd.	874,823	7,111
	Nexus Select Trust	3,844,499	7,026
	AstraZeneca Pharma India Ltd.	83,316	7,019
	Century Plyboards India Ltd.	825,497	6,994
	Bajaj Electricals Ltd.	584,646	6,987
	Mahindra Lifespace Developers Ltd.	961,481	6,959
	Cera Sanitaryware Ltd.	64,755	6,920
	Mangalore Refinery & Petrochemicals Ltd.	2,596,418	6,857
*	Nazara Technologies Ltd.	628,451	6,824
*,1	Equitas Small Finance Bank Ltd.	6,980,915	6,757
*	Cello World Ltd.	589,694	6,723
*	TTK Prestige Ltd.	581,279	6,704
[1]	General Insurance Corp. of India	1,298,747	6,681
*,3	Raymond Lifestyle Ltd.	357,288	6,668
*	Rajesh Exports Ltd.	1,767,429	6,656
*	Restaurant Brands Asia Ltd.	5,138,037	6,644
	Fine Organic Industries Ltd.	99,237	6,570
	Saregama India Ltd.	979,191	6,484
	NIIT Learning Systems Ltd.	1,154,388	6,472
*	Shree Renuka Sugars Ltd.	10,570,942	6,454
	GHCL Ltd.	963,962	6,454
	BLS International Services Ltd.	1,490,471	6,417
	Birla Corp. Ltd.	348,382	6,379
	Orient Electric Ltd.	1,819,996	6,336
	Balaji Amines Ltd.	210,887	6,305
[1]	Godrej Agrovet Ltd.	618,408	6,303
	Archean Chemical Industries Ltd.	679,666	6,286
	Route Mobile Ltd.	320,993	6,246
	JM Financial Ltd.	4,955,348	6,222
	Edelweiss Financial Services Ltd.	7,417,210	6,207
	Metro Brands Ltd.	381,593	6,171
	Graphite India Ltd.	942,482	6,009
	Jammu & Kashmir Bank Ltd.	4,572,314	6,008
	JK Paper Ltd.	989,306	5,985
	Rhi Magnesita India Ltd.	829,088	5,960
	Karnataka Bank Ltd.	2,084,707	5,930
	Sterlite Technologies Ltd.	3,499,162	5,865
	Avanti Feeds Ltd.	718,009	5,845
	Clean Science & Technology Ltd.	301,519	5,845
*	Nuvoco Vistas Corp. Ltd.	1,370,777	5,816
	Gateway Distriparks Ltd.	4,393,559	5,782
	HEG Ltd.	210,458	5,604
*,3	Sanofi Consumer Healthcare India Ltd.	122,279	5,510
*	Chemplast Sanmar Ltd.	835,653	5,491
	Tamilnad Mercantile Bank Ltd.	983,691	5,442
	Akzo Nobel India Ltd.	152,844	5,435
*	TeamLease Services Ltd.	129,237	5,434
	South Indian Bank Ltd.	16,917,514	5,428
	GMM Pfaudler Ltd.	313,374	5,421
	Capri Global Capital Ltd.	2,143,923	5,356
*	Rain Industries Ltd.	2,560,754	5,334
*	MTAR Technologies Ltd.	233,731	5,332
	Procter & Gamble Health Ltd.	84,648	5,313
*	Sheela Foam Ltd.	426,766	5,228
	Rallis India Ltd.	1,313,493	5,201
*	V-Mart Retail Ltd.	126,127	5,168
*	Alok Industries Ltd.	15,988,481	5,161
	EPL Ltd.	1,905,345	5,145
	VIP Industries Ltd.	905,488	5,045
	Supreme Petrochem Ltd.	488,448	5,003
	NOCIL Ltd.	1,246,280	4,929
[1]	IRB InvIT Fund	6,194,622	4,805
	Alkyl Amines Chemicals	181,607	4,619
	Garware Technical Fibres Ltd.	97,427	4,470
	Bharti Airtel Ltd.	341,566	4,435
	Care Ratings Ltd.	355,272	4,205
	Maharashtra Seamless Ltd.	524,617	4,079
*	Just Dial Ltd.	260,331	3,966

		Shares	Market Value ($000)
	Polyplex Corp. Ltd.	279,105	3,963
*	Borosil Renewables Ltd.	589,501	3,938
	Galaxy Surfactants Ltd.	106,109	3,764
*	Campus Activewear Ltd.	996,514	3,747
	Syrma SGS Technology Ltd.	631,407	3,743
	KRBL Ltd.	950,571	3,622
*	TV18 Broadcast Ltd.	6,183,849	3,500
	Bajaj Consumer Care Ltd.	1,072,786	3,401
*	Dhani Services Ltd.	4,913,544	3,262
	Kaveri Seed Co. Ltd.	254,918	3,261
[1]	Dilip Buildcon Ltd.	520,988	3,238
	Symphony Ltd.	223,717	3,187
	Vaibhav Global Ltd.	758,679	3,098
	DCB Bank Ltd.	1,966,777	2,973
*	Allcargo Logistics Ltd.	3,338,804	2,606
*	Sun Pharma Advanced Research Co. Ltd.	785,712	2,160
	Vakrangee Ltd.	7,329,363	1,935
*,3	Brightcom Group Ltd.	21,948,203	1,895
	NIIT Ltd.	1,211,073	1,788
*	Jai Balaji Industries Ltd.	153,474	1,716
	Minda Corp. Ltd.	104,592	618
[1]	Home First Finance Co. India Ltd.	38,309	477
	Bikaji Foods International Ltd.	49,843	427
*	Nava Ltd.	37,678	413
*	Schneider Electric Infrastructure Ltd.	42,547	410
	Force Motors Ltd.	3,537	392
	RR Kabel Ltd.	16,747	360
	Concord Biotech Ltd.	17,609	346
	Sudarshan Chemical Industries Ltd.	28,951	324
	IIFL Securities Ltd.	125,977	321
*	Pricol Ltd.	51,617	309
	Paisalo Digital Ltd.	370,025	300
	Sobha Ltd.	26,237	291
	Techno Electric & Engineering Co. Ltd.	13,766	282
	AurionPro Solutions Ltd.	14,044	274
*	Kfin Technologies Ltd.	24,317	255
*,1	Eris Lifesciences Ltd.	18,566	252
[1]	Sansera Engineering Ltd.	13,796	234
	Vesuvius India Ltd.	3,713	229
*	GE T&D India Ltd.	11,940	226
*	G R Infraprojects Ltd.	9,846	210
	Genus Power Infrastructures Ltd.	44,606	203
	Gillette India Ltd.	2,157	202
	Suprajit Engineering Ltd.	32,176	201
*	Rategain Travel Technologies Ltd.	20,303	200
	Arvind Fashions Ltd.	31,925	196
	Kirloskar Brothers Ltd.	5,666	165
	Kirloskar Pneumatic Co. Ltd.	10,176	165
	J Kumar Infraprojects Ltd.	15,580	161
*	PTC Industries Ltd.	874	146
	Action Construction Equipment Ltd.	6,171	103
			26,793,949
Indonesia (1.8%)
	Bank Central Asia Tbk. PT	721,106,850	456,613
	Bank Rakyat Indonesia Persero Tbk. PT	908,136,460	261,307
	Bank Mandiri Persero Tbk. PT	576,574,150	227,395
*	Amman Mineral Internasional PT	163,220,100	118,835
	Telkom Indonesia Persero Tbk. PT	602,025,452	106,922
	Astra International Tbk. PT	262,374,481	76,270
	Bank Negara Indonesia Persero Tbk. PT	193,310,652	59,206
*	GoTo Gojek Tokopedia Tbk. PT Class A	13,858,125,000	45,350
	Sumber Alfaria Trijaya Tbk. PT	246,091,100	43,000
	Charoen Pokphand Indonesia Tbk. PT	95,193,723	30,608
	United Tractors Tbk. PT	18,965,827	30,108
	Adaro Energy Indonesia Tbk. PT	135,899,779	26,929
*	Merdeka Copper Gold Tbk. PT	162,643,000	24,662
	Kalbe Farma Tbk. PT	239,705,484	23,437
	Barito Pacific Tbk. PT	328,961,225	22,115
	Indofood Sukses Makmur Tbk. PT	57,730,608	21,749

		Shares	Market Value ($000)
	Indofood CBP Sukses Makmur Tbk. PT	29,704,747	19,962
	Indah Kiat Pulp & Paper Tbk. PT	34,327,468	17,656
	Perusahaan Gas Negara Tbk. PT	137,133,479	13,506
	Mitra Keluarga Karyasehat Tbk. PT	72,255,700	13,419
*	Bumi Resources Minerals Tbk. PT	1,317,425,625	12,733
	Indosat Tbk. PT	17,560,400	11,985
	Sarana Menara Nusantara Tbk. PT	242,218,700	11,843
	Unilever Indonesia Tbk. PT	73,537,155	11,042
	Semen Indonesia Persero Tbk. PT	43,881,007	10,560
	Dayamitra Telekomunikasi PT	238,935,600	10,213
	AKR Corporindo Tbk. PT	107,203,225	9,992
	Jasa Marga Persero Tbk. PT	28,954,904	9,885
*	Japfa Comfeed Indonesia Tbk. PT	91,274,000	9,211
	Bukit Asam Tbk. PT	53,035,144	8,745
	Aneka Tambang Tbk.	107,952,110	8,744
	Ciputra Development Tbk. PT	111,971,150	8,645
	Mitra Adiperkasa Tbk. PT	95,112,426	8,486
	Indocement Tunggal Prakarsa Tbk. PT	18,444,201	8,230
	Indo Tambangraya Megah Tbk. PT	5,035,280	8,142
	Elang Mahkota Teknologi Tbk. PT	317,952,600	7,983
	Pabrik Kertas Tjiwi Kimia Tbk. PT	15,982,500	7,913
	XL Axiata Tbk. PT	58,164,608	7,765
	Pakuwon Jati Tbk. PT	292,027,167	7,660
*	Bumi Serpong Damai Tbk. PT	116,900,901	7,453
*	Bumi Resources Tbk. PT	1,603,360,995	7,409
	Mayora Indah Tbk. PT	45,445,000	7,293
	PT Tower Bersama Infrastructure Tbk.	58,330,221	7,175
	Medco Energi Internasional Tbk. PT	85,817,142	6,950
	ESSA Industries Indonesia Tbk. PT	129,663,945	6,700
*	Vale Indonesia Tbk. PT	28,668,330	6,599
	Bank Syariah Indonesia Tbk. PT	41,089,190	6,576
*	Bukalapak.com PT Tbk.	822,947,800	5,984
	Trimegah Bangun Persada Tbk. PT	103,374,100	5,821
	BFI Finance Indonesia Tbk. PT	103,381,500	5,691
	Summarecon Agung Tbk. PT	164,455,408	5,669
*	Gudang Garam Tbk. PT	5,814,330	5,637
	Avia Avian Tbk. PT	190,181,800	5,637
*	Petrindo Jaya Kreasi Tbk. PT	10,377,700	5,405
	Bank Tabungan Negara Persero Tbk. PT	66,560,556	5,388
	Map Aktif Adiperkasa PT	106,452,900	5,303
	Hanjaya Mandala Sampoerna Tbk. PT	114,195,874	4,740
*	Smartfren Telecom Tbk. PT	2,424,302,300	4,468
*	Panin Financial Tbk. PT	219,355,231	4,426
	Aspirasi Hidup Indonesia Tbk. PT	89,553,456	4,408
*	Bank Pan Indonesia Tbk. PT	53,639,700	4,010
*,3	Waskita Karya Persero Tbk. PT	255,000,319	3,168
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	58,217,200	2,596
*	Bank Bukopin Tbk. PT	704,950,010	2,516
	Surya Citra Media Tbk. PT	276,160,055	2,379
	Matahari Department Store Tbk. PT	25,739,667	2,298
	Bank BTPN Syariah Tbk. PT	31,867,700	2,232
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	36,030,941	2,193
*	Timah Tbk. PT	35,634,874	2,071
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,618,295	1,978
*	Bank Neo Commerce Tbk. PT	124,272,905	1,945
*	MNC Digital Entertainment Tbk. PT	11,251,251	1,924
	Astra Agro Lestari Tbk. PT	4,963,013	1,839
*	Lippo Karawaci Tbk. PT	429,906,288	1,665
*	Global Mediacom Tbk. PT	106,920,903	1,499
*	Media Nusantara Citra Tbk. PT	72,254,124	1,483
	Bank Danamon Indonesia Tbk. PT	8,925,000	1,422
*	Alam Sutera Realty Tbk. PT	164,634,154	1,367
*	Bank Jago Tbk. PT	6,578,900	1,094
*	Adaro Minerals Indonesia Tbk. PT	12,906,500	1,064
*	Bank Raya Indonesia Tbk. PT	50,958,993	766
	Ramayana Lestari Sentosa Tbk. PT	10,597,093	274
*,3	Sigmagold Inti Perkasa Tbk. PT	14,934,100	—
			1,985,341

		Shares	Market Value ($000)
Kuwait (0.8%)
	Kuwait Finance House KSCP	138,086,491	333,014
	National Bank of Kuwait SAKP	103,755,459	307,643
	Mobile Telecommunications Co. KSCP	28,135,244	41,999
	Boubyan Bank KSCP	18,558,596	35,946
	Gulf Bank KSCP	28,292,760	28,788
	Mabanee Co. KPSC	9,082,028	24,922
	National Industries Group Holding SAK	25,126,117	18,510
	Agility Public Warehousing Co. KSC	20,416,580	18,334
	Humansoft Holding Co. KSC	1,253,719	10,808
	Boubyan Petrochemicals Co. KSCP	5,145,788	9,807
	Boursa Kuwait Securities Co. KPSC	1,377,051	9,321
*	Warba Bank KSCP	14,819,709	8,779
	Burgan Bank SAK	13,756,651	8,596
*	Kuwait Projects Co. Holding KSCP	24,434,524	8,478
	Salhia Real Estate Co. KSCP	5,409,763	7,529
	Kuwait International Bank KSCP	12,227,819	7,482
	Kuwait Telecommunications Co.	3,661,849	6,427
	Integrated Holding Co. KCSC	2,276,334	4,234
*	National Real Estate Co. KPSC	13,954,613	3,679
	Jazeera Airways Co. KSCP	896,169	2,717
*	Alimtiaz Investment Group KSC	13,047,976	2,106
	Al Ahli Bank of Kuwait KSCP	748,913	751
	Kuwait Real Estate Co. KSC	750,934	592
	Commercial Real Estate Co. KSC	815,487	390
	Gulf Cables & Electrical Industries Group Co. KSCP	19,825	112
			900,964
Malaysia (2.0%)
	Malayan Banking Bhd.	98,810,372	219,811
	Public Bank Bhd.	193,817,490	177,684
	CIMB Group Holdings Bhd.	108,972,008	176,200
	Tenaga Nasional Bhd.	57,345,951	175,818
	Press Metal Aluminium Holdings Bhd.	48,240,040	56,324
	Gamuda Bhd.	32,258,617	55,166
	IHH Healthcare Bhd.	40,033,435	54,892
	MISC Bhd.	28,341,596	54,254
	YTL Corp. Bhd.	64,706,350	48,126
	Petronas Gas Bhd.	12,119,563	48,040
	Petronas Chemicals Group Bhd.	37,362,212	47,181
	SD Guthrie Bhd.	48,078,979	46,816
	Celcomdigi Bhd.	53,210,033	44,040
	Hong Leong Bank Bhd.	8,929,272	37,491
	AMMB Holdings Bhd.	36,553,645	35,917
	IJM Corp. Bhd.	46,658,634	35,589
	Kuala Lumpur Kepong Bhd.	7,336,957	33,688
	YTL Power International Bhd.	33,085,400	33,641
	RHB Bank Bhd.	27,020,200	33,587
	Inari Amertron Bhd.	39,687,600	32,721
	IOI Corp. Bhd.	38,742,290	32,234
	Malaysia Airports Holdings Bhd.	14,399,034	32,107
	Axiata Group Bhd.	60,781,849	31,785
	Genting Bhd.	29,811,924	30,720
	PPB Group Bhd.	9,092,560	29,365
	Maxis Bhd.	38,092,360	29,284
	Sime Darby Bhd.	51,640,136	29,249
	Dialog Group Bhd.	50,109,260	27,724
	Telekom Malaysia Bhd.	16,136,078	24,505
[1]	MR DIY Group M Bhd.	50,678,550	23,173
	Genting Malaysia Bhd.	38,673,337	21,913
	QL Resources Bhd.	14,868,230	21,637
	Nestle Malaysia Bhd.	824,057	19,492
	Bursa Malaysia Bhd.	8,415,000	17,520
	Petronas Dagangan Bhd.	4,491,507	17,354
	TIME dotCom Bhd.	14,173,780	15,861
	My EG Services Bhd.	72,106,400	15,558
	Frontken Corp. Bhd.	16,368,750	15,357
*	Hartalega Holdings Bhd.	22,691,510	15,067
*	Top Glove Corp. Bhd.	66,637,590	14,953
	Yinson Holdings Bhd.	28,444,340	14,796

		Shares	Market Value ($000)
	KPJ Healthcare Bhd.	34,016,700	13,785
	Alliance Bank Malaysia Bhd.	15,068,417	13,520
	Fraser & Neave Holdings Bhd.	1,999,900	13,417
	Hong Leong Financial Group Bhd.	3,213,341	12,031
*	Chin Hin Group Bhd.	16,732,500	11,910
	United Plantations Bhd.	2,057,400	11,730
	HAP Seng Consolidated Bhd.	11,824,200	11,064
	SP Setia Bhd. Group	31,696,845	11,061
	VS Industry Bhd.	35,667,000	9,405
	IOI Properties Group Bhd.	19,856,400	9,212
	Kossan Rubber Industries Bhd.	19,659,200	9,075
	Pentamaster Corp. Bhd.	7,969,850	8,497
	Malaysian Pacific Industries Bhd.	1,026,500	8,417
	Axis REIT	21,320,100	8,399
	Scientex Bhd.	7,935,900	7,322
	CTOS Digital Bhd.	23,285,000	7,205
*	Greatech Technology Bhd.	6,099,500	7,060
	Bank Islam Malaysia Bhd.	12,656,850	6,860
	D&O Green Technologies Bhd.	8,812,900	6,664
	Bermaz Auto Bhd.	12,181,300	6,445
*	Bumi Armada Bhd.	52,333,928	6,209
	MBSB Bhd.	32,367,600	5,744
*	Berjaya Corp. Bhd.	60,563,459	5,611
	UEM Sunrise Bhd.	20,475,600	5,050
	Sports Toto Bhd.	11,234,760	4,039
*	Supermax Corp. Bhd.	20,396,229	3,996
	Malaysian Resources Corp. Bhd.	29,404,100	3,977
	Hibiscus Petroleum Bhd.	7,584,520	3,975
	Padini Holdings Bhd.	4,938,237	3,643
	Cahya Mata Sarawak Bhd.	11,343,100	3,584
	DRB-Hicom Bhd.	12,096,400	3,530
	British American Tobacco Malaysia Bhd.	1,933,234	3,511
*	WCT Holdings Bhd.	11,980,664	3,422
	Syarikat Takaful Malaysia Keluarga Bhd.	4,084,000	3,317
*	Dagang NeXchange Bhd.	35,342,600	3,236
*	UWC Bhd.	4,641,700	2,914
	Velesto Energy Bhd.	60,415,127	2,828
	FGV Holdings Bhd.	8,148,300	2,288
*,1	Lotte Chemical Titan Holding Bhd.	7,770,147	1,811
*	Astro Malaysia Holdings Bhd.	22,582,973	1,375
*	PMB Technology Bhd.	2,263,943	888
	Sunway Bhd.	758,100	708
	Sime Darby Property Bhd.	1,255,700	433
	Heineken Malaysia Bhd.	73,800	370
			2,196,178
Mexico (2.3%)
	Grupo Financiero Banorte SAB de CV	37,597,440	281,734
	Fomento Economico Mexicano SAB de CV	23,730,510	262,053
	America Movil SAB de CV Class B	292,877,756	244,602
	Grupo Mexico SAB de CV Class B	41,134,833	231,826
	Wal-Mart de Mexico SAB de CV	67,091,237	223,121
	Cemex SAB de CV	197,124,154	127,389
	Grupo Bimbo SAB de CV Class A	28,255,642	98,836
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,110,366	81,534
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,599,751	78,393
*	Grupo Financiero Inbursa SAB de CV	25,715,761	62,623
	Coca-Cola Femsa SAB de CV	6,826,844	61,948
	Arca Continental SAB de CV	5,746,915	56,553
	Fibra Uno Administracion SA de CV	37,150,402	47,218
	Gruma SAB de CV Class B	2,314,907	43,279
[3]	Grupo Elektra SAB de CV	794,905	40,317
	Grupo Carso SAB de CV	5,864,142	37,707
	Corp. Inmobiliaria Vesta SAB de CV	10,847,512	31,766
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,578,568	30,721
	Prologis Property Mexico SA de CV	9,132,730	30,490
[1]	Banco del Bajio SA	9,241,218	27,539
	Promotora y Operadora de Infraestructura SAB de CV	2,866,739	26,924
	Alfa SAB de CV Class A	46,639,956	26,811
	Grupo Comercial Chedraui SA de CV	3,315,171	24,707

		Shares	Market Value ($000)
*	Industrias Penoles SAB de CV	1,604,322	23,438
	Regional SAB de CV	3,100,108	22,500
	TF Administradora Industrial S de RL de CV	10,010,521	21,530
	Alsea SAB de CV	6,715,917	20,276
	Qualitas Controladora SAB de CV	2,185,852	20,149
	Kimberly-Clark de Mexico SAB de CV Class A	10,879,162	19,351
	El Puerto de Liverpool SAB de CV	2,644,746	18,563
	GCC SAB de CV	2,145,907	18,220
[1]	FIBRA Macquarie Mexico	9,888,980	16,513
	Orbia Advance Corp. SAB de CV	12,625,875	16,203
	Gentera SAB de CV	12,985,244	15,396
	Operadora De Sites Mexicanos SAB de CV	16,132,267	13,993
	Grupo Televisa SAB	30,812,395	13,611
	La Comer SAB de CV	6,187,367	11,514
	Becle SAB de CV	6,970,418	11,478
	Genomma Lab Internacional SAB de CV Class B	9,661,568	9,977
	Bolsa Mexicana de Valores SAB de CV	5,973,275	9,298
	Megacable Holdings SAB de CV	3,926,286	9,228
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	12,451,177	7,666
*,1	Grupo Traxion SAB de CV Class A	4,852,634	5,829
*,1	Nemak SAB de CV	29,311,162	3,996
*	Grupo Rotoplas SAB de CV	2,603,617	3,668
*	Alpek SAB de CV Class A	5,055,420	3,362
*	Ollamani SAB	1,351,154	3,053
	Concentradora Fibra Danhos SA de CV	2,341,746	2,569
*,3	Empresas ICA SAB de CV	104,678	—
			2,499,472
Pakistan (0.1%)
	Hub Power Co. Ltd.	14,191,423	7,468
	Fauji Fertilizer Co. Ltd.	9,292,799	6,016
	Engro Corp. Ltd.	4,434,856	5,278
	Engro Fertilizers Ltd.	7,544,967	4,543
	Habib Bank Ltd.	8,472,177	4,009
	Oil & Gas Development Co. Ltd.	8,574,806	3,977
	United Bank Ltd.	4,180,361	3,899
	Pakistan Oilfields Ltd.	1,858,965	3,730
	Lucky Cement Ltd.	1,074,891	3,363
	Pakistan Petroleum Ltd.	7,561,643	3,041
	Millat Tractors Ltd.	1,333,047	3,006
	Pakistan State Oil Co. Ltd.	4,463,131	2,557
*	TRG Pakistan	6,408,908	1,233
	Systems Ltd.	421,226	630
			52,750
Philippines (0.6%)
	International Container Terminal Services Inc.	14,265,181	87,099
	BDO Unibank Inc.	30,705,902	72,229
	SM Prime Holdings Inc.	138,409,078	68,387
	Bank of the Philippine Islands	27,211,691	56,575
	Ayala Land Inc.	95,566,727	48,385
	Ayala Corp.	4,102,350	41,265
	PLDT Inc.	1,195,519	31,042
	Metropolitan Bank & Trust Co.	23,710,225	27,900
	Universal Robina Corp.	11,427,211	23,317
	Manila Electric Co.	3,461,263	23,121
	Jollibee Foods Corp.	5,552,989	21,914
	JG Summit Holdings Inc.	39,472,868	18,811
	Globe Telecom Inc.	417,674	15,406
[1]	Monde Nissin Corp.	92,965,600	14,613
	GT Capital Holdings Inc.	1,302,852	13,179
	ACEN Corp.	123,765,994	11,649
	DMCI Holdings Inc.	54,780,197	10,671
	Century Pacific Food Inc.	15,895,387	9,410
	San Miguel Corp.	5,328,200	9,118
	Semirara Mining & Power Corp. Class A	15,811,928	9,065
*	Bloomberry Resorts Corp.	56,155,249	7,959
*	Converge Information & Communications Technology Solutions Inc.	32,184,200	6,374
	Robinsons Land Corp.	25,119,807	6,370
	LT Group Inc.	36,723,850	6,199
	AREIT Inc.	9,663,000	6,125

		Shares	Market Value ($000)
	Wilcon Depot Inc.	18,947,400	5,682
	Puregold Price Club Inc.	12,532,592	5,652
	Megaworld Corp.	159,274,303	4,942
	D&L Industries Inc.	34,901,890	3,555
	Alliance Global Group Inc.	15,183,272	2,335
	First Gen Corp.	4,977,785	1,476
*	Cebu Air Inc.	2,618,253	1,319
			671,144
Qatar (0.8%)
	Qatar National Bank QPSC	58,489,847	245,316
	Qatar Islamic Bank QPSC	21,998,371	118,940
	Industries Qatar QSC	20,744,200	74,653
	Masraf Al Rayan QSC	81,561,981	52,178
	Commercial Bank PSQC	44,360,662	50,919
	Qatar Gas Transport Co. Ltd.	35,896,669	44,426
	Qatar Navigation QSC	13,620,938	44,342
	Qatar International Islamic Bank QSC	15,431,788	44,206
	Mesaieed Petrochemical Holding Co.	79,660,151	36,585
	Ooredoo QPSC	10,977,196	31,506
	Qatar Fuel QSC	7,702,894	31,177
	Qatar Electricity & Water Co. QSC	5,995,112	25,324
	Dukhan Bank	22,501,977	23,136
	Barwa Real Estate Co.	28,158,045	21,489
	Doha Bank QPSC	31,144,915	12,673
	Qatar Aluminum Manufacturing Co.	31,830,143	11,366
	Gulf International Services QSC	11,788,896	11,184
	Vodafone Qatar QSC	15,967,863	7,409
	United Development Co. QSC	23,958,300	7,242
	Al Meera Consumer Goods Co. QSC	1,303,304	5,241
*	Ezdan Holding Group QSC	20,814,698	4,364
			903,676
Romania (0.2%)
	Banca Transilvania SA	10,716,790	67,609
	OMV Petrom SA	226,572,129	38,924
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	1,042,845	28,249
	Societatea Nationala Nuclearelectrica SA	742,577	7,590
	Societatea Energetica Electrica SA	2,063,969	7,295
*	MED Life SA	4,261,092	5,378
	One United Properties SA	21,554,697	3,997
*	Teraplast SA	14,845,960	1,752
			160,794
Russia (0.0%)
*,3	Sberbank of Russia PJSC	143,624,072	—
*,3	Mechel PJSC ADR	164,675	—
*,3	Surgutneftegas PJSC ADR	3,138,417	—
*,3	Novatek PJSC GDR	1,400	—
*,3	Unipro PJSC	184,755,198	—
*,3	Severstal PAO GDR	206,805	—
*,3	PhosAgro PJSC	501,846	—
*,3	OGK-2 PJSC	302,841,880	—
*,3	Polyus PJSC	126,939	—
*,3	Raspadskaya OJSC	910,080	—
*,3	TGC-1 PJSC	10,414,590,345	—
*,3	RusHydro PJSC	1,589,805,418	—
*,3	Aeroflot PJSC	13,873,019	—
*,3	Rostelecom PJSC	12,224,708	—
*,3	Mechel PJSC	3,089,565	—
*,3	Tatneft PJSC	10,830,010	—
*,3	Novolipetsk Steel PJSC	4,708,197	—
*,3	Magnit PJSC	1,043,301	—
*,3	Novatek PJSC	14,969,087	—
*,3	Gazprom PJSC	147,246,629	—
*,3	Mosenergo PJSC	120,668,554	—
*,3	Federal Grid Co. - Rosseti PJSC (Registered)	5,585,993,960	—
*,3	LUKOIL PJSC	5,378,966	—
*,3	M.Video PJSC	630,702	—
*,3	Rosneft Oil Co. PJSC	16,338,334	—
*,3	Magnitogorsk Iron & Steel Works PJSC	29,365,277	—

		Shares	Market Value ($000)
*,3	VTB Bank PJSC	13,697,646	—
*,3	GMK Norilskiy Nickel PAO	45,285,300	—
*,3	Inter RAO UES PJSC	504,248,670	—
*,3	EL5-ENERO PJSC	126,293,000	—
*,3	Sistema AFK PAO	38,691,860	—
*,3	Severstal PAO	2,474,213	—
*,3	Surgutneftegas PJSC	59,945,249	—
*,3	Alrosa PJSC	35,072,120	—
*,3	Moscow Exchange MICEX-RTS PJSC	20,861,798	—
*,1,3	Detsky Mir PJSC	8,079,751	—
*,3	GMK Norilskiy Nickel PAO ADR	2,445,739	—
*,3	Polyus PJSC GDR	523,471	—
*,3	LSR Group PJSC Class A	322,692	—
*,3	United Co. RUSAL International PJSC	36,072,060	—
*,3	Credit Bank of Moscow PJSC	180,568,640	—
*,3	Sovcomflot PJSC	4,516,141	—
*,3	Novorossiysk Commercial Sea Port PJSC	28,049,569	—
*,3	Cherkizovo Group PJSC	16,179	—
*,3	Gruppa Kompanii Samolyot PAO	106,994	—
*,3	Bank St. Petersburg PJSC	3,060,330	—
*,3	IDGC of Centre & Volga Region PJSC	313,271,828	—
*,1,3	Segezha Group PJSC	18,427,200	—
*,3	PhosAgro PJSC GDR	9,292	—
			—
Saudi Arabia (4.3%)
	Al Rajhi Bank	25,675,211	585,415
[1]	Saudi Arabian Oil Co.	58,934,720	433,572
	Saudi National Bank	38,229,043	386,280
	ACWA Power Co.	2,816,770	296,579
	Saudi Basic Industries Corp.	11,851,502	248,877
	Saudi Telecom Co.	23,567,611	242,085
*	Saudi Arabian Mining Co.	15,952,824	183,174
	Riyad Bank	19,328,320	141,394
	Alinma Bank	16,078,490	138,871
	Saudi Awwal Bank	12,490,797	130,695
	SABIC Agri-Nutrients Co.	3,069,704	96,323
	Dr Sulaiman Al Habib Medical Services Group Co.	1,101,985	84,607
	Elm Co.	334,718	81,629
	Bank AlBilad	8,041,924	78,821
	Banque Saudi Fransi	7,723,958	76,170
	Etihad Etisalat Co.	4,832,161	67,121
	Arab National Bank	11,707,972	66,967
	Bupa Arabia for Cooperative Insurance Co.	976,368	59,954
	Almarai Co. JSC	3,205,925	51,634
	Saudi Electricity Co.	10,171,529	46,345
*	Savola Group	3,431,259	41,739
	Mouwasat Medical Services Co.	1,247,553	40,142
	Saudi Tadawul Group Holding Co.	630,680	38,918
	Yanbu National Petrochemical Co.	3,605,283	38,872
*	Al Rajhi Co. for Co-operative Insurance	638,570	37,161
	Co. for Cooperative Insurance	968,252	37,153
*	Saudi Research & Media Group	516,563	35,942
	Sahara International Petrochemical Co.	4,650,392	35,388
*	Ades Holding Co.	5,677,646	30,888
*	Bank Al-Jazira	6,519,085	29,882
	Saudi Investment Bank	8,088,617	27,552
	Jarir Marketing Co.	7,694,770	26,638
	Saudi Industrial Investment Group	4,786,795	26,062
	SAL Saudi Logistics Services	310,037	25,981
	Arabian Internet & Communications Services Co.	328,890	25,781
*	Dar Al Arkan Real Estate Development Co.	6,820,507	24,626
	Saudi Aramco Base Oil Co.	663,412	23,005
	Nahdi Medical Co.	647,925	22,941
	Dallah Healthcare Co.	485,166	21,398
*	Saudi Kayan Petrochemical Co.	9,707,673	21,109
	Riyadh Cables Group Co.	794,978	20,723
	Aldrees Petroleum & Transport Services Co.	646,805	19,449
	Astra Industrial Group	445,189	18,953
	Saudia Dairy & Foodstuff Co.	201,879	18,480

		Shares	Market Value ($000)
	Leejam Sports Co. JSC	333,972	17,793
	Abdullah Al Othaim Markets Co.	5,659,467	17,659
*	Advanced Petrochemical Co.	1,620,533	17,269
	Catrion Catering Holding Co.	533,115	16,487
	Saudi Chemical Co. Holding	5,353,683	16,122
	Power & Water Utility Co. for Jubail & Yanbu	972,898	15,969
	Mobile Telecommunications Co. Saudi Arabia	5,438,091	15,779
*	Saudi Ground Services Co.	1,151,796	15,719
	National Medical Care Co.	281,002	15,488
*,2	National Agriculture Development Co.	1,986,027	15,250
	National Gas & Industrialization Co.	465,357	13,209
	Al Hammadi Holding	1,048,581	13,116
*	National Industrialization Co.	4,379,186	12,991
*	Seera Group Holding	1,903,811	12,588
	United Electronics Co.	510,893	12,512
*	Arabian Contracting Services Co.	199,219	12,010
*	Middle East Healthcare Co.	553,459	11,662
	Arabian Drilling Co.	336,107	11,614
	Yamama Cement Co.	1,304,524	11,554
[1]	Arabian Centres Co.	2,095,005	11,161
	United International Transportation Co.	459,167	10,947
	Saudi Cement Co.	947,899	10,782
*	Saudi Real Estate Co.	1,758,693	10,521
*	Rabigh Refining & Petrochemical Co.	5,290,543	9,955
	Qassim Cement Co.	663,253	9,529
*	Emaar Economic City	4,859,389	9,327
	Al Masane Al Kobra Mining Co.	571,914	9,052
	Al-Dawaa Medical Services Co.	361,830	8,642
	Southern Province Cement Co.	856,223	8,186
	Arriyadh Development Co.	1,210,282	7,702
	BinDawood Holding Co.	3,800,274	7,347
	Yanbu Cement Co.	1,021,052	7,060
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	753,441	5,787
	Bawan Co.	411,190	5,126
*	Saudi Ceramic Co.	624,691	4,720
	Eastern Province Cement Co.	516,260	4,468
	Arabian Cement Co.	591,843	4,262
	City Cement Co.	858,543	4,126
*	Saudi Public Transport Co.	798,427	3,932
*	Sinad Holding Co.	844,387	3,020
*	Zamil Industrial Investment Co.	413,316	2,495
	National Co. for Learning & Education	49,399	2,434
	Northern Region Cement Co.	902,432	2,158
*	Herfy Food Services Co.	281,000	1,992
*	Najran Cement Co.	856,106	1,981
*	Methanol Chemicals Co.	424,840	1,710
*	Jahez International Co.	236,636	1,594
*	East Pipes Integrated Co. for Industry	36,024	1,514
*	AlKhorayef Water & Power Technologies Co.	28,690	1,383
	Almunajem Foods Co.	42,248	1,120
*	Fawaz Abdulaziz Al Hokair & Co.	432,038	897
	Electrical Industries Co.	413,911	751
*	Perfect Presentation For Commercial Services Co.	164,784	706
	Saudi Automotive Services Co.	36,833	623
*	Middle East Paper Co.	56,821	607
	Retal Urban Development Co. Class A	78,280	257
*	Al Moammar Information Systems Co.	3,690	180
	Al Rajhi REIT	30,590	69
			4,638,210
South Africa (3.3%)
	Naspers Ltd.	2,365,404	457,697
	FirstRand Ltd.	65,154,090	292,764
	Standard Bank Group Ltd.	17,231,826	210,023
	Gold Fields Ltd.	11,484,668	199,944
	Capitec Bank Holdings Ltd.	1,103,292	172,065
	Anglogold Ashanti plc	5,468,965	157,482
	Bid Corp. Ltd.	4,317,909	107,572
	Shoprite Holdings Ltd.	6,181,828	103,593
	Sanlam Ltd.	22,751,734	101,929

		Shares	Market Value ($000)
	MTN Group Ltd.	23,482,631	101,895
	Nedbank Group Ltd.	6,012,995	92,087
	Absa Group Ltd.	9,995,305	87,884
	Harmony Gold Mining Co. Ltd.	7,236,955	70,963
[2]	Aspen Pharmacare Holdings Ltd.	5,052,087	69,843
	Bidvest Group Ltd.	4,443,981	66,789
	Sasol Ltd.	7,598,588	61,615
	Clicks Group Ltd.	3,093,415	60,206
	NEPI Rockcastle NV	7,189,379	54,155
	Impala Platinum Holdings Ltd.	10,416,600	53,512
	Discovery Ltd.	6,815,121	53,504
	Remgro Ltd.	6,429,346	49,417
	Reinet Investments SCA	1,774,764	47,790
	Vodacom Group Ltd.	7,645,727	42,989
	Old Mutual Ltd.	62,717,620	42,385
	Sibanye Stillwater Ltd.	36,397,721	41,562
	Woolworths Holdings Ltd.	11,644,359	38,517
	Mr Price Group Ltd.	3,231,223	38,427
[1]	Pepkor Holdings Ltd.	33,076,490	37,120
	Northam Platinum Holdings Ltd.	4,606,767	36,179
[2]	Exxaro Resources Ltd.	3,152,937	33,781
[2]	Foschini Group Ltd.	4,159,525	30,732
	Growthpoint Properties Ltd.	43,930,251	29,775
	Investec Ltd.	3,812,444	29,763
	OUTsurance Group Ltd.	10,934,595	29,071
[2]	Anglo American Platinum Ltd.	727,764	28,249
	Tiger Brands Ltd.	2,105,893	25,813
	Momentum Group Ltd.	15,810,567	23,263
	Truworths International Ltd.	4,635,051	23,056
	AVI Ltd.	4,233,591	22,735
	Sappi Ltd.	7,349,012	21,411
*	MultiChoice Group	3,466,462	20,802
	Redefine Properties Ltd.	73,593,103	17,201
*	SPAR Group Ltd.	2,464,431	16,996
	African Rainbow Minerals Ltd.	1,369,746	16,261
[2]	Kumba Iron Ore Ltd.	717,562	15,672
	Fortress Real Estate Investments Ltd. Class B	15,831,871	14,876
	Life Healthcare Group Holdings Ltd.	17,756,487	13,008
	Netcare Ltd.	16,507,359	11,808
	Thungela Resources Ltd.	1,762,271	11,690
	Barloworld Ltd.	2,281,941	11,650
[1]	Dis-Chem Pharmacies Ltd.	5,754,317	11,315
	Vukile Property Fund Ltd.	12,438,715	11,234
	Motus Holdings Ltd.	1,906,084	10,811
	Santam Ltd.	545,453	9,663
	Resilient REIT Ltd.	3,468,599	9,584
	Coronation Fund Managers Ltd.	4,460,963	9,164
	Hyprop Investments Ltd.	4,771,452	8,456
	Reunert Ltd.	2,033,414	8,021
	AECI Ltd.	1,345,086	7,821
[2]	Omnia Holdings Ltd.	2,096,830	7,571
	Equites Property Fund Ltd.	10,423,821	7,489
	Super Group Ltd.	4,323,631	7,227
*	MAS plc	7,128,465	7,183
	Ninety One Ltd.	3,187,045	6,946
	JSE Ltd.	1,038,079	6,067
	DRDGOLD Ltd.	5,833,246	5,955
	Attacq Ltd.	9,912,267	5,925
*,2	Pick n Pay Stores Ltd.	4,487,156	5,726
*	KAP Ltd.	34,065,686	5,699
	Sun International Ltd.	2,480,288	5,241
*	Telkom SA SOC Ltd.	3,969,563	5,152
[2]	DataTec Ltd.	2,539,492	4,983
	Curro Holdings Ltd.	6,991,600	4,654
*	Astral Foods Ltd.	448,866	4,250
*,2	We Buy Cars Pty Ltd.	2,603,257	3,810
	Burstone Group Ltd.	7,741,748	3,338
	Afrimat Ltd.	379,994	1,432
	Grindrod Ltd.	1,585,755	1,355
*,2	Transaction Capital Ltd.	7,490,377	1,166

		Shares	Market Value ($000)
	Hosken Consolidated Investments Ltd.	67,762	693
			3,585,452
Taiwan (20.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	313,833,605	9,154,939
	Hon Hai Precision Industry Co. Ltd.	156,041,761	957,304
	MediaTek Inc.	19,349,630	736,933
	Delta Electronics Inc.	28,381,356	364,525
	Quanta Computer Inc.	34,767,200	296,208
	Fubon Financial Holding Co. Ltd.	101,620,063	275,183
	CTBC Financial Holding Co. Ltd.	239,722,062	260,199
	Cathay Financial Holding Co. Ltd.	120,847,347	231,401
	ASE Technology Holding Co. Ltd.	44,365,723	207,060
	Mega Financial Holding Co. Ltd.	150,189,815	198,043
[2]	United Microelectronics Corp.	114,175,270	181,892
	Uni-President Enterprises Corp.	62,884,868	161,608
	E.Sun Financial Holding Co. Ltd.	199,376,084	161,532
	Yuanta Financial Holding Co. Ltd.	159,569,070	160,092
	Chunghwa Telecom Co. Ltd.	37,033,663	137,228
	Asustek Computer Inc.	9,249,937	129,718
	First Financial Holding Co. Ltd.	140,974,102	126,264
	Yageo Corp.	5,131,925	125,146
	SinoPac Financial Holdings Co. Ltd.	151,245,112	123,115
	Largan Precision Co. Ltd.	1,345,076	116,699
	Taiwan Cooperative Financial Holding Co. Ltd.	139,193,223	114,136
	Hua Nan Financial Holdings Co. Ltd.	133,423,172	112,994
	Wistron Corp.	36,991,535	111,302
	China Steel Corp.	154,976,308	109,688
	Accton Technology Corp.	6,934,610	108,702
	Nan Ya Plastics Corp.	68,045,819	104,122
	China Development Financial Holding Corp.	206,420,303	101,877
	Realtek Semiconductor Corp.	6,214,959	98,041
*	Taishin Financial Holding Co. Ltd.	155,437,009	96,334
	Unimicron Technology Corp.	17,017,979	94,831
	TCC Group Holdings Co. Ltd.	86,196,717	91,199
	Chailease Holding Co. Ltd.	18,798,918	87,700
	Formosa Plastics Corp.	48,857,057	86,273
	E Ink Holdings Inc.	10,371,440	85,576
[2]	Novatek Microelectronics Corp.	5,289,560	85,308
	Hotai Motor Co. Ltd.	4,294,357	85,165
	Lite-On Technology Corp.	27,337,084	83,605
	Pegatron Corp.	26,791,213	82,761
[2]	Alchip Technologies Ltd.	1,002,463	81,650
[2]	Asia Vital Components Co. Ltd.	3,739,995	74,471
[2]	Wiwynn Corp.	1,140,280	72,275
	Evergreen Marine Corp. Taiwan Ltd.	13,288,958	69,022
	Formosa Chemicals & Fibre Corp.	44,755,449	68,143
[2]	United Microelectronics Corp. ADR	8,052,189	67,397
	Advantech Co. Ltd.	5,989,694	63,710
*	Shin Kong Financial Holding Co. Ltd.	189,434,868	62,919
	Shanghai Commercial & Savings Bank Ltd.	48,985,935	62,407
	President Chain Store Corp.	7,350,449	62,260
[2]	eMemory Technology Inc.	873,100	62,021
	Taiwan Mobile Co. Ltd.	18,751,941	60,325
	Far EasTone Telecommunications Co. Ltd.	22,622,723	59,595
	Silergy Corp.	4,272,560	59,070
	International Games System Co. Ltd.	2,561,200	58,598
*	PharmaEssentia Corp.	2,903,000	58,283
[2]	Elite Material Co. Ltd.	4,004,156	54,410
	Innolux Corp.	110,730,109	52,079
[2]	Gigabyte Technology Co. Ltd.	6,395,850	51,725
	Compal Electronics Inc.	53,361,900	51,703
	Catcher Technology Co. Ltd.	7,928,956	51,647
	WPG Holdings Ltd.	19,413,720	51,158
	Acer Inc.	37,481,897	50,592
	Chang Hwa Commercial Bank Ltd.	88,407,178	50,563
	ASPEED Technology Inc.	399,011	50,275
[2]	Inventec Corp.	33,700,966	49,836
	Voltronic Power Technology Corp.	863,325	49,136
	Chunghwa Telecom Co. Ltd. ADR	1,317,145	48,932

		Shares	Market Value ($000)
	Chroma ATE Inc.	5,213,280	48,541
	King Yuan Electronics Co. Ltd.	14,521,280	47,342
	Micro-Star International Co. Ltd.	8,975,200	46,828
[2]	AUO Corp.	85,544,039	46,707
	Jentech Precision Industrial Co. Ltd.	1,288,283	46,288
[2]	Globalwafers Co. Ltd.	3,039,810	46,241
	Airtac International Group	1,790,830	45,906
	Powertech Technology Inc.	8,817,550	44,338
	Yang Ming Marine Transport Corp.	22,853,725	44,287
*,2	Tatung Co. Ltd.	28,728,819	44,022
	Eclat Textile Co. Ltd.	2,616,209	42,491
[2]	Vanguard International Semiconductor Corp.	11,828,640	42,163
	Lotes Co. Ltd.	970,151	41,791
	Global Unichip Corp.	1,152,960	41,501
	Asia Cement Corp.	32,025,510	40,460
	Taiwan Business Bank	70,581,804	40,442
	Far Eastern New Century Corp.	38,261,963	39,803
	Tripod Technology Corp.	6,451,040	39,590
	Sino-American Silicon Products Inc.	6,631,742	39,069
	Synnex Technology International Corp.	17,760,800	38,582
[2]	Walsin Lihwa Corp.	35,323,707	37,273
	Highwealth Construction Corp.	18,985,046	37,174
	Makalot Industrial Co. Ltd.	2,705,808	37,087
	Eva Airways Corp.	35,160,760	37,057
	Chicony Electronics Co. Ltd.	7,694,458	36,668
[2]	Fortune Electric Co. Ltd.	1,678,661	35,824
	Cheng Shin Rubber Industry Co. Ltd.	24,162,095	35,602
[2]	Formosa Petrochemical Corp.	17,830,977	34,986
	Zhen Ding Technology Holding Ltd.	8,224,710	34,687
	Compeq Manufacturing Co. Ltd.	14,351,760	34,443
	Phison Electronics Corp.	2,144,080	33,781
	Pou Chen Corp.	29,112,021	32,135
	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,489,000	31,828
	Ruentex Development Co. Ltd.	20,161,300	31,651
	Radiant Opto-Electronics Corp.	5,718,751	31,232
	Lien Hwa Industrial Holdings Corp.	16,122,674	30,774
	Giant Manufacturing Co. Ltd.	4,083,193	29,595
[2]	Winbond Electronics Corp.	40,846,439	29,120
	Wan Hai Lines Ltd.	12,181,646	29,058
[2]	Foxconn Technology Co. Ltd.	14,422,663	29,014
[2]	King Slide Works Co. Ltd.	833,000	28,803
	Sinbon Electronics Co. Ltd.	2,792,475	28,066
*	Powerchip Semiconductor Manufacturing Corp.	39,200,000	27,773
	Feng TAY Enterprise Co. Ltd.	6,454,867	27,647
[2]	Shihlin Electric & Engineering Corp.	3,738,964	27,540
	Gold Circuit Electronics Ltd.	4,025,481	27,423
[2]	Faraday Technology Corp.	2,936,198	27,115
*	Nanya Technology Corp.	15,033,878	26,466
	ASMedia Technology Inc.	511,857	26,439
	Taichung Commercial Bank Co. Ltd.	48,138,611	26,168
*	TA Chen Stainless Pipe	21,874,322	26,122
[2]	Simplo Technology Co. Ltd.	2,279,310	25,050
	Taiwan High Speed Rail Corp.	27,394,912	24,877
	Merida Industry Co. Ltd.	3,211,526	24,595
	WT Microelectronics Co. Ltd.	7,532,205	23,976
*	Oneness Biotech Co. Ltd.	4,842,424	23,427
	Goldsun Building Materials Co. Ltd.	14,496,415	23,338
[2]	Hiwin Technologies Corp.	3,768,308	23,175
	Bizlink Holding Inc.	1,982,491	23,143
	Teco Electric & Machinery Co. Ltd.	15,386,320	22,881
	King's Town Bank Co. Ltd.	12,376,184	22,203
	Nien Made Enterprise Co. Ltd.	1,814,560	22,038
*	Win Semiconductors Corp.	5,288,519	21,943
	Macronix International Co. Ltd.	23,796,737	21,435
	United Integrated Services Co. Ltd.	1,978,800	20,730
	Parade Technologies Ltd.	906,290	20,568
	Wistron NeWeb Corp.	4,735,526	20,449
	IBF Financial Holdings Co. Ltd.	44,010,783	20,428
	Taiwan Fertilizer Co. Ltd.	9,852,186	19,388
[2]	Qisda Corp.	18,068,620	19,295

		Shares	Market Value ($000)
[2]	AURAS Technology Co. Ltd.	923,000	19,180
	Capital Securities Corp.	26,401,773	18,937
	Sanyang Motor Co. Ltd.	7,811,330	18,296
	Run Long Construction Co. Ltd.	4,852,501	18,217
	Genius Electronic Optical Co. Ltd.	1,122,299	18,117
*,2	Bora Pharmaceuticals Co. Ltd.	717,581	17,978
	Tung Ho Steel Enterprise Corp.	8,012,602	17,977
	Tong Yang Industry Co. Ltd.	6,263,350	17,819
	Ruentex Industries Ltd.	7,212,961	17,737
	MPI Corp.	1,042,000	17,302
[2]	Huaku Development Co. Ltd.	3,358,020	17,093
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,546,650	16,919
[2]	AP Memory Technology Corp.	1,716,120	16,882
	Poya International Co. Ltd.	1,075,078	16,813
	Topco Scientific Co. Ltd.	2,029,992	16,697
	Taiwan Union Technology Corp.	3,305,052	16,315
*,2	Yulon Finance Corp.	3,390,485	16,025
[2]	Getac Holdings Corp.	5,073,420	15,981
	China Airlines Ltd.	22,644,146	15,929
	Chipbond Technology Corp.	8,076,630	15,710
	Mitac Holdings Corp.	12,070,901	15,704
	YFY Inc.	17,056,703	15,517
	Kinik Co.	1,595,000	15,411
*	China Petrochemical Development Corp.	47,524,041	15,231
	XinTec Inc.	2,095,225	15,123
	Supreme Electronics Co. Ltd.	6,322,991	15,106
	Century Iron & Steel Industrial Co. Ltd.	2,225,000	15,020
[2]	Jinan Acetate Chemical Co. Ltd.	565,679	15,019
*	Great Wall Enterprise Co. Ltd.	8,542,626	14,973
	Taiwan Secom Co. Ltd.	3,655,876	14,791
[2]	L&K Engineering Co. Ltd.	2,058,102	14,764
	Elan Microelectronics Corp.	3,475,870	14,709
	Depo Auto Parts Ind Co. Ltd.	1,799,000	14,699
*	Nan Kang Rubber Tire Co. Ltd.	9,112,390	14,688
*,2	Ta Ya Electric Wire & Cable	8,706,543	14,436
	Walsin Technology Corp.	4,103,521	14,416
	Taiwan Surface Mounting Technology Corp.	3,766,110	14,214
[2]	Yulon Motor Co. Ltd.	7,553,580	14,111
	Fusheng Precision Co. Ltd.	1,602,920	14,007
*,2	Lotus Pharmaceutical Co. Ltd.	1,724,000	13,934
	Wisdom Marine Lines Co. Ltd.	6,382,155	13,841
	CTCI Corp.	8,298,510	13,584
	VisEra Technologies Co. Ltd.	1,325,000	13,418
[2]	Far Eastern Department Stores Ltd.	14,294,878	13,331
	Feng Hsin Steel Co. Ltd.	5,423,200	13,125
	Sigurd Microelectronics Corp.	5,500,546	13,007
*	Far Eastern International Bank	27,535,639	12,952
*,2	HTC Corp.	9,581,301	12,940
	Silicon Integrated Systems Corp.	5,352,260	12,919
	Kinpo Electronics	17,614,670	12,716
[2]	momo.com Inc.	963,232	12,267
	Fitipower Integrated Technology Inc.	1,525,043	12,265
	Everlight Electronics Co. Ltd.	5,102,410	12,186
	Eternal Materials Co. Ltd.	12,847,298	12,063
	Nan Pao Resins Chemical Co. Ltd.	1,193,000	12,019
	Shin Zu Shing Co. Ltd.	1,819,853	11,861
	Ardentec Corp.	6,044,522	11,831
[2]	Solar Applied Materials Technology Corp.	6,068,607	11,766
	Ennostar Inc.	9,251,726	11,641
	Primax Electronics Ltd.	4,146,940	11,617
	Gudeng Precision Industrial Co. Ltd.	824,487	11,579
	Visual Photonics Epitaxy Co. Ltd.	2,475,960	11,478
	TXC Corp.	3,633,630	11,475
	Kaori Heat Treatment Co. Ltd.	1,049,450	11,411
	Coretronic Corp.	4,938,900	11,333
[2]	Kinsus Interconnect Technology Corp.	3,444,530	11,265
	M31 Technology Corp.	321,901	11,110
	Sercomm Corp.	3,173,600	11,086
[2]	Ennoconn Corp.	1,182,758	11,045
	Transcend Information Inc.	3,615,069	10,974

		Shares	Market Value ($000)
	Foxsemicon Integrated Technology Inc.	1,141,642	10,754
	Chong Hong Construction Co. Ltd.	2,577,000	10,749
	President Securities Corp.	12,763,241	10,735
	Test Research Inc.	2,369,660	10,649
	FLEXium Interconnect Inc.	3,908,990	10,577
	Allis Electric Co. Ltd.	2,479,000	10,503
	Charoen Pokphand Enterprise	3,377,343	10,446
*	Mercuries Life Insurance Co. Ltd.	44,147,073	10,388
	Cheng Uei Precision Industry Co. Ltd.	4,759,673	10,296
	Tong Hsing Electronic Industries Ltd.	2,428,919	10,274
	Arcadyan Technology Corp.	2,261,219	10,180
	EVERGREEN Steel Corp.	2,725,000	10,166
	Chicony Power Technology Co. Ltd.	2,477,000	10,109
[2]	China Motor Corp.	3,353,844	10,069
	Center Laboratories Inc.	6,564,913	10,022
	Farglory Land Development Co. Ltd.	3,780,550	9,951
	Merry Electronics Co. Ltd.	2,628,999	9,937
	ADATA Technology Co. Ltd.	3,452,669	9,908
	Wah Lee Industrial Corp.	2,361,194	9,902
	Shinkong Synthetic Fibers Corp.	18,859,400	9,883
	Acter Group Corp. Ltd.	1,335,832	9,850
	Cheng Loong Corp.	12,255,230	9,826
	Sitronix Technology Corp.	1,289,070	9,817
[2]	Orient Semiconductor Electronics Ltd.	6,556,792	9,767
[2]	Via Technologies Inc.	2,592,620	9,717
	Sakura Development Co. Ltd.	4,007,926	9,705
	Raydium Semiconductor Corp.	836,000	9,582
*	Taiwan Glass Industry Corp.	17,765,290	9,488
	ChipMOS Technologies Inc.	7,646,148	9,234
*,2	AcBel Polytech Inc.	8,355,079	9,185
	Nan Ya Printed Circuit Board Corp.	1,787,521	9,153
	Formosa Taffeta Co. Ltd.	13,247,632	8,992
	Allied Supreme Corp.	723,000	8,886
	Kindom Development Co. Ltd.	4,771,600	8,814
	U-Ming Marine Transport Corp.	5,532,108	8,736
	Shinkong Insurance Co. Ltd.	3,009,000	8,701
	Kenda Rubber Industrial Co. Ltd.	8,908,288	8,676
	Unitech Printed Circuit Board Corp.	7,936,731	8,667
*	BES Engineering Corp.	17,971,000	8,608
*,2	Pan Jit International Inc.	5,037,740	8,435
	O-Bank Co. Ltd.	26,971,453	8,399
*	Tainan Spinning Co. Ltd.	15,557,000	8,381
	Gloria Material Technology Corp.	5,831,640	8,366
[2]	Sunonwealth Electric Machine Industry Co. Ltd.	2,808,000	8,259
*	Polaris Group	4,242,000	8,258
	Taiwan Cogeneration Corp.	5,811,192	8,214
	Cathay Real Estate Development Co. Ltd.	8,571,984	8,138
	Ambassador Hotel	3,720,000	8,118
	Hotai Finance Co. Ltd.	2,566,080	8,111
	Taiwan Sakura Corp.	2,723,000	8,070
*	HannStar Display Corp.	28,843,193	8,060
*,2	Microbio Co. Ltd.	6,474,099	7,983
	WinWay Technology Co. Ltd.	246,000	7,956
[2]	Elite Semiconductor Microelectronics Technology Inc.	3,013,000	7,868
	SDI Corp.	2,076,236	7,614
*	EirGenix Inc.	2,852,868	7,611
	Chang Wah Electromaterials Inc.	5,363,000	7,548
	Pixart Imaging Inc.	1,508,680	7,541
	Asia Optical Co. Inc.	2,720,260	7,505
*	Episil Technologies Inc.	3,971,189	7,501
	Yieh Phui Enterprise Co. Ltd.	16,062,574	7,443
	Standard Foods Corp.	6,116,603	7,404
	Wafer Works Corp.	6,560,103	7,362
*	RichWave Technology Corp.	1,084,736	7,270
	ITE Technology Inc.	1,571,000	7,247
[2]	Chung Hung Steel Corp.	11,095,000	7,240
	ITEQ Corp.	2,562,357	7,199
	Pegavision Corp.	557,314	7,144
	Innodisk Corp.	830,327	6,974
	Greatek Electronics Inc.	3,688,000	6,956

		Shares	Market Value ($000)
[2]	Nuvoton Technology Corp.	2,161,000	6,946
	TSRC Corp.	9,883,940	6,863
	Systex Corp.	1,824,000	6,823
*	TaiMed Biologics Inc.	2,671,929	6,726
	Dynamic Holding Co. Ltd.	3,705,533	6,679
	Continental Holdings Corp.	6,101,000	6,620
	Kuo Toong International Co. Ltd.	2,873,514	6,615
*	Elite Advanced Laser Corp.	1,668,349	6,535
*	United Renewable Energy Co. Ltd.	16,774,629	6,506
[2]	Chenbro Micom Co. Ltd.	756,000	6,500
[2]	Hota Industrial Manufacturing Co. Ltd.	3,157,178	6,493
*,2	Egis Technology Inc.	871,100	6,430
	Hsin Kuang Steel Co. Ltd.	3,518,000	6,419
[2]	Quanta Storage Inc.	2,078,000	6,399
	Taiwan Paiho Ltd.	3,118,140	6,388
	Sinon Corp.	4,534,000	6,335
	Sporton International Inc.	922,062	6,326
	FocalTech Systems Co. Ltd.	2,471,482	6,287
	Global Mixed Mode Technology Inc.	820,000	6,282
*	Advanced Wireless Semiconductor Co.	1,901,266	6,250
[2]	Jess-Link Products Co. Ltd.	1,215,750	6,217
	Shiny Chemical Industrial Co. Ltd.	1,321,000	6,200
	Yankey Engineering Co. Ltd.	643,200	6,146
	Chin-Poon Industrial Co. Ltd.	4,450,890	6,119
	Grape King Bio Ltd.	1,406,529	6,109
[2]	CyberPower Systems Inc.	778,000	6,064
	Hannstar Board Corp.	4,026,685	6,018
	Evergreen International Storage & Transport Corp.	6,363,000	6,009
[2]	China Steel Chemical Corp.	1,936,000	5,934
[2]	Taiwan-Asia Semiconductor Corp.	5,105,987	5,917
*	Taiwan TEA Corp.	8,730,000	5,914
	Soft-World International Corp.	1,461,653	5,863
*	Grand Pacific Petrochemical	13,113,088	5,810
	AmTRAN Technology Co. Ltd.	8,812,156	5,772
[2]	Co-Tech Development Corp.	2,905,000	5,763
*,2	Andes Technology Corp.	501,000	5,742
	Taiwan Semiconductor Co. Ltd.	2,961,290	5,716
	Formosa International Hotels Corp.	887,000	5,710
	TTY Biopharm Co. Ltd.	2,526,160	5,705
	Pan-International Industrial Corp.	5,271,000	5,683
*	TPK Holding Co. Ltd.	4,187,288	5,681
	Chief Telecom Inc.	433,800	5,681
	Oriental Union Chemical Corp.	10,326,582	5,638
	Cleanaway Co. Ltd.	1,021,000	5,597
[2]	Wowprime Corp.	863,689	5,550
*	International CSRC Investment Holdings Co.	10,635,270	5,544
*	Phihong Technology Co. Ltd.	4,238,706	5,506
[2]	Great Tree Pharmacy Co. Ltd.	753,079	5,479
	Global Brands Manufacture Ltd.	2,879,680	5,455
	Dynapack International Technology Corp.	1,617,000	5,452
*	Sunplus Technology Co. Ltd.	5,429,000	5,446
	Gemtek Technology Corp.	4,122,000	5,384
	Thinking Electronic Industrial Co. Ltd.	1,061,000	5,374
	Nantex Industry Co. Ltd.	4,381,000	5,360
[2]	Advanced Energy Solution Holding Co. Ltd.	334,000	5,353
*	Mercuries & Associates Holding Ltd.	8,827,282	5,344
	UPI Semiconductor Corp.	672,000	5,340
	Marketech International Corp.	1,144,000	5,306
	Universal Cement Corp.	5,209,140	5,296
	Hu Lane Associate Inc.	1,078,300	5,288
	Topkey Corp.	926,000	5,280
	Synmosa Biopharma Corp.	4,197,413	5,231
*,2	TSEC Corp.	6,163,908	5,214
*	Brighton-Best International Taiwan Inc.	4,829,526	5,192
	Chang Wah Technology Co. Ltd.	4,350,500	5,172
*	Longchen Paper & Packaging Co. Ltd.	12,007,632	5,115
	Fulgent Sun International Holding Co. Ltd.	1,408,893	5,099
*	General Interface Solution Holding Ltd.	2,647,070	5,088
	Johnson Health Tech Co. Ltd.	1,439,000	5,011
*	CMC Magnetics Corp.	13,248,313	5,005

		Shares	Market Value ($000)
	USI Corp.	10,295,861	4,971
	Universal Vision Biotechnology Co. Ltd.	712,970	4,871
*	CSBC Corp. Taiwan	9,229,197	4,721
[2]	Machvision Inc.	476,306	4,700
	TCI Co. Ltd.	1,073,549	4,688
	Syncmold Enterprise Corp.	1,515,500	4,627
*	Ritek Corp.	8,306,489	4,605
	Weikeng Industrial Co. Ltd.	4,529,000	4,598
*	Anpec Electronics Corp.	834,000	4,595
	ZillTek Technology Corp.	458,000	4,592
*,2	Taiwan Mask Corp.	2,094,272	4,590
	ASROCK Inc.	744,000	4,579
*	China Metal Products	3,441,000	4,572
	Xxentria Technology Materials Corp.	2,228,069	4,561
	Darfon Electronics Corp.	2,663,000	4,515
	Ichia Technologies Inc.	3,652,000	4,510
	Actron Technology Corp.	837,479	4,509
	TaiDoc Technology Corp.	910,000	4,501
	Holy Stone Enterprise Co. Ltd.	1,654,262	4,495
	Evergreen Aviation Technologies Corp.	1,461,000	4,462
	Hung Sheng Construction Ltd.	4,830,464	4,431
	TYC Brother Industrial Co. Ltd.	2,200,000	4,430
*,2	LuxNet Corp.	1,378,000	4,412
	UPC Technology Corp.	11,488,041	4,399
*	Huang Hsiang Construction Corp.	2,207,000	4,374
	Flytech Technology Co. Ltd.	1,680,650	4,331
	Apex International Co. Ltd.	2,619,000	4,323
	Posiflex Technology Inc.	753,764	4,315
*	Medigen Vaccine Biologics Corp.	2,983,930	4,252
	Adlink Technology Inc.	1,932,895	4,232
	Etron Technology Inc.	3,333,060	4,221
*	Lung Yen Life Service Corp.	2,698,000	4,192
*	Federal Corp.	6,135,040	4,164
	Channel Well Technology Co. Ltd.	2,042,672	4,130
	Dimerco Express Corp.	1,514,884	4,082
	YungShin Global Holding Corp.	2,538,536	4,067
*	CyberTAN Technology Inc.	4,414,000	4,066
	Sinyi Realty Inc.	3,879,000	4,048
*	KEE TAI Properties Co. Ltd.	5,952,000	4,040
*	Kuo Yang Construction Co. Ltd.	4,552,900	4,004
[2]	Ability Enterprise Co. Ltd.	2,621,491	3,974
	RDC Semiconductor Co. Ltd.	473,280	3,953
	Ho Tung Chemical Corp.	12,634,459	3,952
	Career Technology MFG. Co. Ltd.	5,641,890	3,944
*	Lealea Enterprise Co. Ltd.	12,794,367	3,943
*	Adimmune Corp.	4,581,825	3,918
	Zyxel Group Corp.	3,495,819	3,902
	Cub Elecparts Inc.	1,122,735	3,894
	Formosa Sumco Technology Corp.	833,000	3,877
*	OBI Pharma Inc.	2,134,881	3,874
	Nichidenbo Corp.	1,946,460	3,832
	Waffer Technology Corp.	1,663,000	3,823
	Everlight Chemical Industrial Corp.	5,648,200	3,764
[2]	Nidec Chaun-Choung Technology Corp.	488,000	3,757
*	YC INOX Co. Ltd.	5,104,800	3,741
*	Rich Development Co. Ltd.	8,788,000	3,690
	KMC Kuei Meng International Inc.	816,000	3,669
[2]	Ton Yi Industrial Corp.	7,986,000	3,622
	T3EX Global Holdings Corp.	1,276,000	3,621
	Advanced Ceramic X Corp.	651,105	3,573
*	China Man-Made Fiber Corp.	13,617,016	3,538
*	LandMark Optoelectronics Corp.	939,470	3,534
	Sampo Corp.	4,096,800	3,532
	Rechi Precision Co. Ltd.	3,808,000	3,528
	IEI Integration Corp.	1,388,920	3,511
	St. Shine Optical Co. Ltd.	648,000	3,487
	Sincere Navigation Corp.	4,255,240	3,452
	Taiwan PCB Techvest Co. Ltd.	3,034,000	3,441
	Namchow Holdings Co. Ltd.	1,892,000	3,438
	Advanced International Multitech Co. Ltd.	1,373,000	3,429

		Shares	Market Value ($000)
	AUO Corp. ADR	633,276	3,420
	D-Link Corp.	6,047,400	3,394
[2]	Motech Industries Inc.	3,793,897	3,322
	Weltrend Semiconductor	1,964,567	3,309
	Altek Corp.	2,882,000	3,305
	Gamania Digital Entertainment Co. Ltd.	1,397,916	3,252
*	Brogent Technologies Inc.	609,792	3,242
	Alpha Networks Inc.	3,150,772	3,233
*	Chlitina Holding Ltd.	717,013	3,233
[2]	Asia Polymer Corp.	5,519,340	3,227
	WUS Printed Circuit Co. Ltd.	2,013,156	3,209
	Firich Enterprises Co. Ltd.	3,110,184	3,184
*	Shining Building Business Co. Ltd.	9,003,638	3,183
	China General Plastics Corp.	5,855,926	3,171
	Chunghwa Precision Test Tech Co. Ltd.	240,153	3,170
	PharmaEngine Inc.	1,112,457	3,161
	China Bills Finance Corp.	6,923,000	3,152
	Kung Long Batteries Industrial Co. Ltd.	701,333	3,113
	Chun Yuan Steel Industry Co. Ltd.	5,444,000	3,084
*	Chung Hwa Pulp Corp.	4,894,000	3,062
	Wei Chuan Foods Corp.	5,516,600	3,058
	Sunny Friend Environmental Technology Co. Ltd.	1,007,497	3,051
	Holtek Semiconductor Inc.	1,866,483	3,048
	Infortrend Technology Inc.	3,282,000	3,027
	ScinoPharm Taiwan Ltd.	3,809,576	3,010
	Sensortek Technology Corp.	336,000	2,997
	Hong Pu Real Estate Development Co. Ltd.	2,711,000	2,990
	Genesys Logic Inc.	1,073,000	2,973
*	Gigastorage Corp.	4,094,259	2,928
	Bioteque Corp.	750,475	2,928
*,2	Fittech Co. Ltd.	778,491	2,914
	Taiflex Scientific Co. Ltd.	1,728,594	2,898
	Taiwan Styrene Monomer	6,803,050	2,884
*	Foresee Pharmaceuticals Co. Ltd.	1,183,237	2,884
*	Bank of Kaohsiung Co. Ltd.	7,354,362	2,844
	Formosan Rubber Group Inc.	3,398,821	2,838
	Kaimei Electronic Corp.	1,332,000	2,791
	Sonix Technology Co. Ltd.	1,889,000	2,786
*	Lingsen Precision Industries Ltd.	4,340,000	2,773
	Swancor Holding Co. Ltd.	780,000	2,712
	FSP Technology Inc.	1,548,120	2,698
	Panion & BF Biotech Inc.	903,579	2,604
	Amazing Microelectronic Corp.	918,244	2,592
	Tong-Tai Machine & Tool Co. Ltd.	2,993,000	2,584
*	Darwin Precisions Corp.	5,857,900	2,549
	Ultra Chip Inc.	946,000	2,529
	Tung Thih Electronic Co. Ltd.	871,000	2,506
	Savior Lifetec Corp.	3,677,325	2,506
	Gourmet Master Co. Ltd.	984,469	2,489
*	Li Peng Enterprise Co. Ltd.	7,788,000	2,485
	Elitegroup Computer Systems Co. Ltd.	2,809,000	2,469
	91APP Inc.	887,243	2,462
	Chia Hsin Cement Corp.	4,432,400	2,432
*	First Steamship Co. Ltd.	10,113,968	2,402
*	Radium Life Tech Co. Ltd.	6,724,995	2,391
*	Zeng Hsing Industrial Co. Ltd.	762,778	2,361
*	Tyntek Corp.	3,981,000	2,279
	Rexon Industrial Corp. Ltd.	1,749,525	2,272
*	Speed Tech Corp.	1,460,000	2,267
	China Electric Manufacturing Corp.	3,811,180	2,235
	China Chemical & Pharmaceutical Co. Ltd.	3,327,000	2,214
	Iron Force Industrial Co. Ltd.	755,000	2,210
	Globe Union Industrial Corp.	3,652,408	2,093
	CHC Healthcare Group	1,457,899	2,086
	VIA Labs Inc.	354,000	1,950
*	HannsTouch Holdings Co.	6,954,115	1,921
	AGV Products Corp.	4,842,370	1,854
*	Medigen Biotechnology Corp.	1,470,000	1,819
*	Gigasolar Materials Corp.	477,152	1,809
*	Taigen Biopharmaceuticals Holdings Ltd.	4,011,820	1,736

		Shares	Market Value ($000)
	Basso Industry Corp.	1,277,000	1,627
	Cyberlink Corp.	502,674	1,537
	Taiyen Biotech Co. Ltd.	1,452,000	1,506
	TA-I Technology Co. Ltd.	961,165	1,487
	Nan Liu Enterprise Co. Ltd.	673,000	1,442
*	Dyaco International Inc.	1,475,167	1,387
*	PChome Online Inc.	1,386,358	1,369
*	Yeong Guan Energy Technology Group Co. Ltd.	1,033,180	1,356
*	Shin Foong Specialty & Applied Materials Co. Ltd.	696,200	1,300
*	ALI Corp.	2,003,275	1,274
*	Zinwell Corp.	2,064,000	1,230
	Delpha Construction Co. Ltd.	664,000	1,168
	Senao International Co. Ltd.	1,011,175	1,144
*	Newmax Technology Co. Ltd.	1,228,000	1,088
	Sheng Yu Steel Co. Ltd.	1,329,000	1,036
	Yulon Nissan Motor Co. Ltd.	217,660	880
*	Lumosa Therapeutics Co. Ltd.	113,000	759
*	Li Cheng Enterprise Co. Ltd.	1,579,996	748
*,3	Taiwan Land Development Corp.	573,970	—
*,3	Pharmally International Holding Co. Ltd.	612,856	—
			22,294,970
Thailand (2.0%)
	PTT PCL (Foreign)	186,114,415	167,043
	CP ALL PCL (Foreign)	77,388,221	126,619
	Delta Electronics Thailand PCL (Foreign)	36,295,800	104,525
	Bangkok Dusit Medical Services PCL (Foreign)	141,748,520	104,494
	Advanced Info Service PCL (Foreign)	14,545,806	95,601
	Airports of Thailand PCL (Foreign)	55,863,744	88,646
	PTT Exploration & Production PCL (Foreign)	17,916,684	73,667
	Kasikornbank PCL (Foreign)	19,113,235	70,602
	Central Pattana PCL (Foreign)	40,154,124	62,338
	SCB X PCL (Foreign)	21,132,190	61,086
	Gulf Energy Development PCL (Foreign)	39,395,515	52,886
	Bumrungrad Hospital PCL (Foreign)	7,347,274	50,729
	Minor International PCL (Foreign)	51,713,321	42,139
*	Charoen Pokphand Foods PCL (Foreign)	58,059,617	39,125
	Siam Cement PCL NVDR	6,223,096	38,628
	Central Retail Corp. PCL (Foreign)	36,151,300	32,260
	Krung Thai Bank PCL (Foreign)	60,883,696	30,916
	TMBThanachart Bank PCL (Foreign)	563,491,600	26,736
	Intouch Holdings PCL (Foreign)	10,498,300	24,258
	Bangkok Bank PCL NVDR	6,230,500	23,954
	Bangkok Expressway & Metro PCL (Foreign)	104,052,722	22,801
*	True Corp. PCL (Foreign)	80,128,306	20,866
	Thai Oil PCL (Foreign)	14,614,706	20,695
	PTT Global Chemical PCL (Foreign)	26,537,179	20,328
	Siam Cement PCL (Foreign)	3,215,788	19,961
	Home Product Center PCL (Foreign)	73,067,384	18,687
	CP Axtra PCL (Foreign)	21,287,657	18,242
	PTT Oil & Retail Business PCL (Foreign)	36,999,400	16,422
	KCE Electronics PCL (Foreign)	12,671,314	15,916
	Banpu PCL (Foreign)	112,790,573	15,733
	Digital Telecommunications Infrastructure Fund	70,444,413	15,622
	Krungthai Card PCL (Foreign)	13,793,231	15,115
*	True Corp. PCL NVDR	58,020,001	15,109
	Land & Houses PCL NVDR	88,214,380	14,238
	WHA Corp. PCL (Foreign)	95,476,806	14,076
	Kasikornbank PCL NVDR	3,692,375	13,639
	Thai Union Group PCL (Foreign)	33,227,479	13,535
	BTS Group Holdings PCL (Foreign)	108,456,935	13,112
[2]	Thanachart Capital PCL (Foreign)	9,935,156	13,100
[2]	Indorama Ventures PCL (Foreign)	23,178,935	12,581
	SCG Packaging PCL (Foreign)	15,725,200	12,509
	Osotspa PCL (Foreign)	17,383,300	11,781
	Tisco Financial Group PCL (Foreign)	4,509,668	11,702
	Hana Microelectronics PCL (Foreign)	8,397,183	11,012
	Ratch Group PCL NVDR	13,729,202	10,701
	Srisawad Corp. PCL (Foreign)	11,528,733	10,551
	Global Power Synergy PCL (Foreign)	8,864,540	9,925

		Shares	Market Value ($000)
	Krung Thai Bank PCL NVDR	19,542,000	9,923
	Asset World Corp. PCL (Foreign)	95,898,100	9,811
	Muangthai Capital PCL (Foreign)	8,624,745	9,782
	Central Plaza Hotel PCL (Foreign)	8,268,313	9,587
	Bangchak Corp. PCL (Foreign)	10,768,366	9,524
[2]	Siam Global House PCL (Foreign)	21,925,067	9,489
	Bangkok Bank PCL (Foreign)	2,465,641	9,480
[2]	Com7 PCL (Foreign)	16,001,700	9,188
	Sansiri PCL (Foreign)	190,757,106	8,994
	Electricity Generating PCL (Foreign)	3,016,711	8,307
	Carabao Group PCL (Foreign)	4,453,205	8,263
	Kiatnakin Phatra Bank PCL (Foreign)	7,586,070	8,193
[2]	Tisco Financial Group PCL NVDR	3,157,493	8,193
	Ngern Tid Lor PCL (Foreign)	18,074,258	7,933
	3BB Internet Infrastructure Fund	49,966,737	7,920
	Thonburi Healthcare Group PCL (Foreign)	10,391,770	7,873
	Supalai PCL (Foreign)	16,328,385	7,748
	Berli Jucker PCL (Foreign)	13,302,590	7,735
	CH Karnchang PCL (Foreign)	13,398,163	7,291
	Amata Corp. PCL (Foreign)	10,909,223	7,234
[2]	Thai Life Insurance PCL (Foreign)	33,717,700	6,920
	AP Thailand PCL (Foreign)	30,027,242	6,917
	Bangkok Chain Hospital PCL (Foreign)	14,308,145	6,909
*,2	Jasmine Technology Solution PCL (Foreign)	3,757,192	6,566
	B Grimm Power PCL (Foreign)	10,613,247	6,448
	Plan B Media PCL (Foreign)	31,009,360	6,447
	Sri Trang Agro-Industry PCL (Foreign)	11,410,661	6,349
	Betagro PCL (Foreign)	9,337,000	6,192
	Bangkok Airways PCL (Foreign)	10,185,024	6,013
	CK Power PCL (Foreign)	51,012,972	5,560
[2]	IRPC PCL (Foreign)	131,119,714	5,411
	I-TAIL Corp. PCL (Foreign)	8,536,300	5,297
	Thailand Future Fund	28,884,000	5,026
[2]	Dohome PCL (Foreign)	15,764,192	4,964
	Chularat Hospital PCL (Foreign)	70,197,346	4,726
	Mega Lifesciences PCL (Foreign)	4,469,200	4,582
	Siam City Cement PCL (Foreign)	1,154,106	4,387
	Bangkok Commercial Asset Management PCL (Foreign)	22,632,300	4,296
*	Star Petroleum Refining PCL (Foreign)	19,585,568	4,225
	Quality Houses PCL (Foreign)	83,576,851	4,201
	TTW PCL (Foreign)	16,630,834	4,131
	AEON Thana Sinsap Thailand PCL (Foreign)	1,272,500	4,094
[2]	Dhipaya Group Holdings PCL (Foreign)	5,137,000	4,077
	Tipco Asphalt PCL (Foreign)	8,896,630	3,947
[2]	Sino-Thai Engineering & Construction PCL (Foreign)	14,260,763	3,807
	Thoresen Thai Agencies PCL (Foreign)	19,998,487	3,511
	TOA Paint Thailand PCL (Foreign)	6,826,034	3,486
	TPI Polene PCL (Foreign)	108,094,061	3,456
*	VGI PCL (Foreign)	75,254,769	3,447
[2]	Thai Vegetable Oil PCL (Foreign)	5,955,191	3,411
	TQM Alpha PCL (Foreign)	4,312,700	3,389
	Jasmine International PCL (Foreign)	43,225,803	3,373
	Sri Trang Gloves Thailand PCL (Foreign)	13,212,600	3,340
[2]	Bangchak Sriracha PCL (Foreign)	15,878,773	3,299
[2]	Gunkul Engineering PCL (Foreign)	56,321,866	3,290
	Land & Houses PCL (Foreign)	20,100,100	3,244
	JMT Network Services PCL (Foreign)	8,753,564	2,811
	Thaicom PCL (Foreign)	7,791,085	2,763
	Banpu Power PCL (Foreign)	8,077,239	2,744
	Bangkok Life Assurance PCL (Foreign)	5,581,991	2,743
[2]	Thaifoods Group PCL (Foreign)	24,401,275	2,726
*,2	Jaymart Group Holdings PCL (Foreign)	7,732,100	2,614
	Bangkok Land PCL (Foreign)	170,463,378	2,584
	Ramkhamhaeng Hospital PCL (Foreign)	3,156,265	2,567
	MBK PCL (Foreign)	5,532,337	2,534
	GFPT PCL (Foreign)	6,838,096	2,496
	Vibhavadi Medical Center PCL (Foreign)	38,766,506	2,327
[2]	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	13,821,300	2,326
	TPI Polene Power PCL (Foreign)	28,678,800	2,284
	SCB X PCL NVDR	786,320	2,273

		Shares	Market Value ($000)
	Taokaenoi Food & Marketing PCL (Foreign)	8,379,781	2,262
	Major Cineplex Group PCL (Foreign)	6,112,597	2,260
	Precious Shipping PCL (Foreign)	9,584,963	2,224
	Pruksa Holding PCL (Foreign)	8,560,530	2,139
[2]	Energy Absolute PCL (Foreign)	20,565,796	2,086
*,2	Singer Thailand PCL (Foreign)	9,143,500	2,073
[2]	Forth Corp. PCL (Foreign)	6,341,700	1,849
	Intouch Holdings PCL NVDR	793,300	1,833
	BEC World PCL (Foreign)	13,950,527	1,481
*	Pruksa Real Estate PCL (Foreign)	11,775,000	1,470
	BCPG PCL (Foreign)	9,515,142	1,470
	Ratchthani Leasing PCL (Foreign)	28,770,884	1,433
*	Super Energy Corp. PCL (Foreign)	187,324,419	1,418
	MK Restaurants Group PCL (Foreign)	1,889,900	1,393
	PTG Energy PCL (Foreign)	6,034,746	1,339
	SPCG PCL (Foreign)	5,307,404	1,206
	LPN Development PCL (Foreign)	12,879,597	1,142
*,3	Thai Airways International PCL (Foreign)	14,720,268	1,051
	Ratch Group PCL (Foreign)	1,346,756	1,050
*,2	Italian-Thai Development PCL (Foreign)	52,104,731	893
	Bangkok Life Assurance PCL NVDR	1,757,900	864
*	Beyond Securities PCL (Foreign)	31,010,800	796
[2]	Origin Property PCL (Foreign)	5,956,819	746
	Workpoint Entertainment PCL (Foreign)	1,806,534	513
	CPN Retail Growth Leasehold REIT	1,049,000	318
[2]	Energy Absolute PCL NVDR	1,464,300	148
			2,136,666
Turkey (1.3%)
	BIM Birlesik Magazalar A/S	5,716,608	108,031
	Akbank TAS	40,126,936	74,951
	KOC Holding A/S	11,086,494	72,010
*	Turk Hava Yollari AO	7,165,796	62,564
	Turkiye Petrol Rafinerileri A/S	11,420,532	56,315
	Haci Omer Sabanci Holding A/S	17,664,724	53,000
	Turkcell Iletisim Hizmetleri A/S	15,375,677	49,046
	Turkiye Is Bankasi A/S Class C	101,492,850	45,915
	Yapi ve Kredi Bankasi A/S	42,633,030	38,834
[2]	Eregli Demir ve Celik Fabrikalari TAS	21,543,887	36,454
	Enka Insaat ve Sanayi A/S	23,102,862	32,515
	Turkiye Garanti Bankasi A/S	7,762,555	29,026
	Aselsan Elektronik Sanayi ve Ticaret A/S	15,260,267	28,820
	Turkiye Sise ve Cam Fabrikalari A/S	17,991,265	25,553
	Ford Otomotiv Sanayi A/S	813,118	24,415
*	Sasa Polyester Sanayi A/S	16,487,671	23,118
	Coca-Cola Icecek A/S	851,503	21,756
	AG Anadolu Grubu Holding A/S	1,471,343	18,941
	Migros Ticaret A/S	1,175,918	18,737
*	TAV Havalimanlari Holding A/S	2,278,344	17,802
*	Pegasus Hava Tasimaciligi A/S	2,625,755	17,755
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,133,081	17,206
[2]	Arcelik A/S	2,749,471	13,952
	Tofas Turk Otomobil Fabrikasi A/S	1,554,406	13,147
[1]	Mavi Giyim Sanayi ve Ticaret A/S Class B	3,743,429	12,741
*	Petkim Petrokimya Holding A/S	16,111,928	11,746
*,1	MLP Saglik Hizmetleri A/S Class B	1,023,742	11,362
*	Ulker Biskuvi Sanayi A/S	2,183,647	11,060
*	Turk Telekomunikasyon A/S	6,921,702	10,683
*	Oyak Cimento Fabrikalari A/S	4,159,343	9,957
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	10,087,591	9,212
	Otokar Otomotiv ve Savunma Sanayi A/S	485,241	8,945
*	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	25,395,379	8,884
*	Anadolu Anonim Turk Sigorta Sirketi	2,850,375	8,738
	Is Yatirim Menkul Degerler A/S	6,966,996	7,873
	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S Class B	2,735,545	7,673
	Nuh Cimento Sanayi A/S	828,945	7,661
	Turk Traktor ve Ziraat Makineleri A/S	321,537	7,522
	Sok Marketler Ticaret A/S	3,940,841	7,118
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	1,927,277	7,035
	Dogus Otomotiv Servis ve Ticaret A/S	928,700	6,748

		Shares	Market Value ($000)
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	4,533,534	6,655
[1]	Enerjisa Enerji A/S	3,242,255	6,613
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S	498,022	6,308
	Dogan Sirketler Grubu Holding A/S	12,059,846	6,111
*	Turkiye Sinai Kalkinma Bankasi A/S	15,918,812	6,058
	Aksa Akrilik Kimya Sanayii A/S	18,742,500	5,734
	Alarko Holding A/S	1,811,969	5,734
*	Baticim Bati Anadolu Cimento Sanayii A/S	1,005,329	5,602
	EGE Endustri ve Ticaret A/S	14,649	5,407
*	Investco Holding A/S	517,926	5,400
	Turkiye Sigorta A/S	2,896,407	5,266
*	Turkiye Vakiflar Bankasi TAO	8,451,087	5,191
*	Hektas Ticaret TAS	13,874,617	5,072
*	MIA Teknoloji A/S	2,821,555	5,059
*	Gubre Fabrikalari TAS	1,017,352	4,988
*	Kontrolmatik Enerji ve Muhendislik A/S	2,515,243	4,895
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,599,321	4,784
	Cimsa Cimento Sanayi ve Ticaret A/S	4,587,255	4,671
*	Tekfen Holding A/S	2,596,075	4,528
*,2	Koza Altin Isletmeleri A/S	6,447,015	4,513
	Bera Holding A/S	8,587,304	4,419
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	4,396,058	4,403
	Aksa Enerji Uretim A/S Class B	3,355,029	4,184
	Borusan Yatirim ve Pazarlama A/S	64,408	4,119
*	Turkiye Halk Bankasi A/S	7,517,178	3,864
*	Reeder Teknoloji Sanayi ve Ticaret A/S	3,291,785	3,724
	Aygaz A/S	713,806	3,697
*	Zorlu Enerji Elektrik Uretim A/S	21,851,659	3,609
*	Vestel Elektronik Sanayi ve Ticaret A/S	1,668,315	3,559
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	14,542,335	3,551
	TAB Gida Sanayi ve Ticaret A/S	622,436	3,513
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,076,227	3,396
*	YEO Teknoloji Enerji ve Endustri A/S	499,323	3,301
	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	8,339,182	3,291
*	Albaraka Turk Katilim Bankasi A/S	17,217,301	3,260
*	Akfen Yenilenebilir Enerji A/S	4,454,157	3,218
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	2,103,019	3,182
*	Kiler Holding A/S	3,272,710	3,180
	AKIS Gayrimenkul Yatirimi A/S	4,914,121	3,024
*	Is Gayrimenkul Yatirim Ortakligi A/S	5,935,677	2,917
*	NET Holding A/S	2,825,096	2,902
*	Konya Cimento Sanayii A/S	12,328	2,853
	Kayseri Seker Fabrikasi A/S	3,582,251	2,822
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	1,869,575	2,818
	Bursa Cimento Fabrikasi A/S	11,062,380	2,733
*	CW Enerji Muhendislik Ticaret ve Sanayi A/S	361,671	2,601
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	3,439,917	2,481
*	Alfa Solar Enerji Sanayi ve Ticaret A/S	1,221,266	2,480
	Iskenderun Demir ve Celik A/S	2,148,212	2,465
	Global Yatirim Holding A/S	5,005,238	2,463
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	11,709,568	2,430
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	817,184	2,427
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	1,382,885	2,415
*	Girisim Elektrik Taahhut Ticaret ve Sanayi A/S	1,648,570	2,405
	Kocaer Celik Sanayi ve Ticaret A/S	1,761,492	2,395
*	Agrotech Yueksek Teknoloji ve Yatirim A/S	3,940,891	2,392
	Politeknik Metal Sanayi ve Ticaret A/S	9,848	2,390
	Akcansa Cimento A/S	526,035	2,372
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	3,885,477	2,351
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	3,469,435	2,202
	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	1,520,292	2,172
*	Kordsa Teknik Tekstil A/S	726,453	2,147
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	936,721	2,090
	Logo Yazilim Sanayi ve Ticaret A/S	615,147	2,083
*	Can2 Termik A/S	37,856,558	2,068
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	10,098,849	2,063
	Sekerbank Turk A/S	15,694,503	2,028
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	1,311,389	2,028
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,456,375	1,976
*	Aksigorta A/S	9,788,938	1,925

		Shares	Market Value ($000)
	Galata Wind Enerji A/S	1,791,002	1,782
	Kervan Gida Sanayi ve Ticaret A/S Class B	2,101,510	1,764
*	Karsan Otomotiv Sanayii ve Ticaret A/S	3,716,800	1,733
*	Biotrend Cevre ve Enerji Yatirimlari A/S	2,784,484	1,632
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,820,022	1,624
*	Tukas Gida Sanayi ve Ticaret A/S	6,093,713	1,616
	Eczacibasi Yatirim Holding Ortakligi A/S	242,871	1,603
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	464,497	1,517
	Yayla Agro Gida Sanayi ve Nakliyat A/S	4,071,609	1,463
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	579,900	1,463
*	Izdemir Enerji Elektrik Uretim A/S	2,172,379	1,460
	LDR Turizm A/S	618,415	1,448
*	Is Finansal Kiralama A/S	3,435,914	1,425
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	7,779,790	1,409
*	Ozak Gayrimenkul Yatirim Ortakligi	4,198,100	1,404
	Aydem Yenilenebilir Enerji A/S	1,534,075	1,374
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	2,778,104	1,346
*	Oyak Yatirim Menkul Degerler A/S	1,014,345	1,333
	Kimteks Poliuretan Sanayi ve Ticaret A/S	793,360	1,277
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,296,605	1,214
*	Karel Elektronik Sanayi ve Ticaret A/S	2,451,038	1,133
*	Izmir Demir Celik Sanayi A/S	6,233,306	1,132
*	Ebebek Magazacilik A/S Class B	825,696	1,117
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	2,363,489	1,103
*	Kerevitas Gida Sanayi ve Ticaret A/S	2,114,067	1,061
	Katilimevim Tasarruf Finansman A/S	795,517	1,041
*	Suwen Tekstil Sanayi Pazarlama A/S	945,282	954
*	Peker Gayrimenkul Yatirim Ortakligi A/S	5,176,060	922
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,263,712	919
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	15,136,467	914
*	Qua Granite Hayal	9,377,687	897
	Polisan Holding A/S	2,142,054	840
*	BatiSoke Soke Cimento Sanayii TAS	608,199	823
*	Tat Gida Sanayi A/S	1,010,468	802
*	Kartonsan Karton Sanayi ve Ticaret A/S	241,482	750
*	Erciyas Celik Boru Sanayi A/S	199,607	699
*	Bagfas Bandirma Gubre Fabrikalari A/S	895,852	643
*	Imas Makina Sanayi A/S	1,606,162	594
*	Marti Otel Isletmeleri A/S	5,084,520	556
*	Ral Yatirim Holding A/S	75,674	523
*	Fenerbahce Futbol A/S	110,110	465
*	SUN Tekstil Sanayi ve Ticaret A/S	748,163	442
*	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	30,772	436
	Enerya Enerji A/S	75,925	430
*	Tetamat Gida Yatirimlari Anonimsirketi	938	419
	Escar Turizm Tasimacilik Ticaret A/S	38,430	416
*	Link Bilgisayar Sistemleri Yazilimi ve Donanimi Sanayi ve Ticaret A/S	15,229	296
	Verusa Holding A/S	27,154	255
			1,356,267
United Arab Emirates (1.6%)
	First Abu Dhabi Bank PJSC	58,080,693	206,396
	Emaar Properties PJSC	87,399,575	205,342
	Emirates Telecommunications Group Co. PJSC	45,739,034	203,968
	Emirates NBD Bank PJSC	23,785,854	123,610
	Aldar Properties PJSC	47,873,525	96,341
	Abu Dhabi Commercial Bank PJSC	38,374,349	92,977
	Dubai Electricity & Water Authority PJSC	112,758,421	73,074
	Abu Dhabi Islamic Bank PJSC	19,035,842	63,480
*	Alpha Dhabi Holding PJSC	18,218,970	60,283
	Dubai Islamic Bank PJSC	37,591,111	59,892
*	Multiply Group PJSC	62,075,528	38,882
	ADNOC Drilling Co. PJSC	32,226,976	38,621
	Abu Dhabi National Oil Co. for Distribution PJSC	37,736,748	36,664
*	Pure Health Holding PJSC	32,799,066	35,908
*	Q Holding PJSC	42,216,221	35,749
	Americana Restaurants International plc (XADS)	37,185,852	31,307
	Borouge plc	39,702,032	26,382
	Emaar Development PJSC	10,959,668	25,349
	ADNOC Logistics & Services	18,183,241	23,280

		Shares	Market Value ($000)
	Salik Co. PJSC	23,721,286	21,771
	Air Arabia PJSC	29,829,655	21,371
	National Marine Dredging Co.	2,703,924	19,956
*	Abu Dhabi Ports Co. PJSC	11,576,707	16,388
	Dubai Investments PJSC	28,399,560	15,760
	GFH Financial Group BSC	40,951,073	13,156
*	Dana Gas PJSC	70,017,368	13,056
	Agility Global plc	41,089,689	12,977
	Emirates Central Cooling Systems Corp.	25,519,924	11,463
	Fertiglobe plc	15,259,548	10,304
	Sharjah Islamic Bank	13,786,137	8,296
	Dubai Financial Market PJSC	22,117,320	7,709
	AL Yah Satellite Communications Co-PJSC-Yah Sat	11,874,998	6,817
*	Aramex PJSC	9,021,945	6,120
*	Ghitha Holding PJSC	527,380	4,354
	RAK Properties PJSC	13,641,631	3,971
*	AL Seer Marine Supplies & Equipment Co. LLC	2,869,311	3,243
*	Apex Investment Co. PSC	6,797,601	3,140
*	Gulf Navigation Holding PJSC	1,417,634	2,313
*	Ajman Bank PJSC	2,393,955	1,218
	Amanat Holdings PJSC	3,048,226	921
*	Phoenix Group plc	1,750,861	821
	Agthia Group PJSC	373,349	728
	Americana Restaurants International plc	448,075	370
*,3	Arabtec Holding PJSC	10,929,061	—
			1,683,728
United Kingdom (0.0%)
	Pan African Resources plc	864,400	328
Total Common Stocks (Cost $82,260,578)			105,563,559
Preferred Stocks (1.3%)
	Petroleo Brasileiro SA Preference Shares	67,479,551	446,312
	Itau Unibanco Holding SA Preference Shares	52,916,023	316,964
	Banco Bradesco SA Preference Shares	61,321,292	134,760
	Itausa SA Preference Shares	70,123,479	126,085
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,619,356	61,396
	Gerdau SA Preference Shares	16,184,373	52,249
	Cia Energetica de Minas Gerais Preference Shares	17,332,520	33,279
	Centrais Eletricas Brasileiras SA Preference Shares Class B	2,673,709	20,615
	Metalurgica Gerdau SA Preference Shares	8,703,257	16,357
	Embotelladora Andina SA Preference Shares Class B	4,785,738	15,294
	Cia Paranaense de Energia - Copel Preference Shares Class B	8,127,623	14,499
	Bancolombia SA Preference Shares	1,283,917	10,744
	Bradespar SA Preference Shares	3,216,584	10,532
	Marcopolo SA Preference Shares	9,082,897	9,748
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,130,478	9,251
	Raizen SA Preference Shares	15,693,335	8,296
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	6,956,789	7,650
	Banco Pan SA Preference Shares	4,365,591	6,700
	Unipar Carbocloro SA Preference Shares Class B	689,820	6,353
*	Braskem SA Preference Shares Class A	1,887,969	5,858
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,641,392	5,342
*	Azul SA Preference Shares	3,688,742	5,217
*	Alpargatas SA Preference Shares	3,103,554	4,719
	Randon SA Implementos e Participacoes Preference Shares	2,226,134	4,203
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	2,204,636	3,204
	Banco ABC Brasil SA Preference Shares	599,900	2,336
	Taurus Armas SA Preference Shares	972,500	1,982
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,807,383	364
	Klabin SA Preference Shares	3	—
*,3	Mechel PJSC Preference Shares	899,940	—
*,3	Rosseti Lenenergo PJSC Preference Shares	1,406,706	—
*,3	Transneft PJSC Preference Shares	2,156,500	—
*,3	Tatneft PJSC Preference Shares	855,515	—
*,3	Bashneft PJSC Preference Shares	236,470	—
*,3	Surgutneftegas PJSC Preference Shares	116,012,123	—
	China Development Financial Holding Corp. Preference Shares	1,001	—
Total Preferred Stocks (Cost $1,565,824)			1,340,309

			Shares	Market Value ($000)
Rights (0.0%)
*,3		Kontrolmatik Enerji ve Muhendislik A/S Exp. 8/2/24	1,117,886	1,963
*		Tata Consumer Products Ltd. Exp. 8/19/24	314,787	1,395
*,3		Pick n Pay Stores Ltd. Exp. 8/2/24	2,293,386	1,006
*		Localiza Rent a Car SA Exp. 8/6/24	112,126	230
*		Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada Exp. 8/12/24	122,196	87
*		Zamp SA Exp. 8/27/24	1,497,370	18
*,3		Teraplast SA Exp. 9/10/24	14,845,960	10
*,3		Waffer Technology Corp. Exp. 8/19/24	39,775	—
*,3		Winbond Electronics Corp. Exp. 8/12/24	2,505,764	—
*,3		Eternal Materials Co. Ltd. Exp. 8/6/24	81,776	—
*,3		Etron Technology Inc. Exp. 8/1/24	301,080	—
*,3		Shin Zu Shing Co. Ltd. Exp. 9/13/24	58,158	—
Total Rights (Cost $8,035)				4,709
Warrants (0.0%)
*		Malaysian Resources Corp. Bhd. Exp. 10/29/27	3,624,441	91
*		VGI PCL Exp. 5/23/27	18,209,185	31
*,3		Velesto Energy Bhd. Exp. 10/18/24	20,487,189	22
*,3		Serba Dinamik Holdings Bhd. Exp. 12/5/24	4,443,960	—
Total Warrants (Cost $—)				144
		Coupon
Temporary Cash Investments (2.4%)
Money Market Fund (2.4%)
[4,5]	Vanguard Market Liquidity Fund (Cost $2,603,599)	5.390%	26,053,780	2,605,117
Total Investments (102.0%) (Cost $86,438,036)				109,513,838
Other Assets and Liabilities—Net (-2.0%)				(2,103,252)
Net Assets (100%)				107,410,586
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $5,077,920,000, representing 4.7% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $971,170,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,330,705,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	September 2024	3,958	216,997	(2,155)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Goldman Sachs International	9/18/24	BRL	200,000	USD	37,069	—	(1,887)
Toronto-Dominion Bank	9/18/24	BRL	200,000	USD	36,944	—	(1,762)
State Street Bank & Trust Co.	9/18/24	INR	52,879,197	USD	631,502	—	(892)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
HSBC Bank plc	9/18/24	INR	21,831,491	USD	260,827	—	(475)
BNP Paribas	9/18/24	INR	21,163,371	USD	252,630	—	(246)
UBS AG	9/18/24	INR	18,815,531	USD	224,431	—	(47)
Deutsche Bank AG	9/18/24	INR	7,907,945	USD	94,498	—	(191)
Citibank, N.A.	9/18/24	INR	5,221,626	USD	62,354	—	(84)
Royal Bank of Canada	9/18/24	INR	5,059,574	USD	60,542	—	(204)
Goldman Sachs International	9/18/24	USD	81,461	BRL	439,505	4,147	—
Toronto-Dominion Bank	9/18/24	USD	81,185	BRL	439,505	3,872	—
HSBC Bank plc	9/19/24	USD	112,032	HKD	872,980	134	—
State Street Bank & Trust Co.	9/19/24	USD	58,276	HKD	454,329	40	—
Standard Chartered Bank	9/19/24	USD	39,873	HKD	310,614	59	—
BNP Paribas	9/19/24	USD	35,140	HKD	273,991	20	—
Barclays Bank plc	9/19/24	USD	33,850	HKD	263,688	51	—
JPMorgan Chase Bank, N.A.	9/19/24	USD	25,656	HKD	200,000	21	—
Bank of America, N.A.	9/19/24	USD	20,392	HKD	158,941	19	—
Bank of America, N.A.	9/18/24	USD	47,803	INR	4,002,272	74	—
State Street Bank & Trust Co.	9/18/24	USD	108,299	TWD	3,523,991	526	—
JPMorgan Chase Bank, N.A.	9/18/24	USD	30,301	TWD	974,644	494	—
						9,457	(5,788)
BRL—Brazilian real.
HKD—Hong Kong dollar.
INR—Indian rupee.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ambipar Participacoes e Empreendimentos SA Class B	8/29/25	BANA	3,040	9.676	3,223	—
China Airlines Ltd.	8/30/24	BANA	10,958	(3.330)	—	(229)
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	8/30/24	BANA	7,086	(5.281)	—	(609)
FTSE China A Stock Connect CNY All Cap Index	6/5/25	BANA	186,837	(2.031)	698	—
FTSE China A Stock Connect CNY All Cap Index	6/20/25	BANA	48,152	(1.831)	188	—
Koza Altin Isletmeleri A/S	8/30/24	BANA	3,772	5.169	304	—
Magazine Luiza SA	8/30/24	BANA	5,420	(1.330)	—	(536)
Nan Ya Printed Circuit Board Corp.	8/30/24	BANA	5,733	(2.330)	—	(542)
Novatek Microelectronics Corp.	1/31/25	GSI	36,476	(4.328)	—	(1,475)
RDC Semiconductor Co. Ltd.	3/26/25	MSCS	3,616	2.169	—	(1,122)
					4,413	(4,513)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.
At July 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $3,938,000 in connection with open forward currency contracts and over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,203,988	96,256,212	103,359	105,563,559
Preferred Stocks	1,340,309	—	—	1,340,309
Rights	248	1,482	2,979	4,709
Warrants	122	—	22	144
Temporary Cash Investments	2,605,117	—	—	2,605,117
Total	13,149,784	96,257,694	106,360	109,513,838

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	9,457	—	9,457
Swap Contracts	—	4,413	—	4,413
Total	—	13,870	—	13,870
Liabilities
Futures Contracts[1]	2,155	—	—	2,155
Forward Currency Contracts	—	5,788	—	5,788
Swap Contracts	—	4,513	—	4,513
Total	2,155	10,301	—	12,456
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.